AST BALANCED ASSET ALLOCATION PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
	Shares	Value
Long-Term Investments — 90.2%
Affiliated Mutual Funds — 26.2%
Domestic Equity — 9.4%
AST Large-Cap Growth Portfolio*	12,704,096	$1,386,016,913
AST Large-Cap Value Portfolio*	8,670,019	507,282,816
AST Small-Cap Equity Portfolio*	4,229,943	356,034,323
PGIM Jennison Natural Resources Fund	22,359	1,528,699
		2,250,862,751
Fixed Income — 16.8%
AST PGIM Fixed Income Central Portfolio*	328,796,361	3,879,797,061
PSF PGIM High Yield Bond Portfolio*	15,448,213	119,260,202
		3,999,057,263
International Equity — 0.0%
PGIM Global Real Estate Fund	94,395	1,987,967
PGIM Jennison Emerging Markets Equity Opportunities Fund	258,754	5,275,987
		7,263,954

Total Affiliated Mutual Funds (cost $5,462,308,307)(wa)		6,257,183,968
Common Stocks — 33.8%
Aerospace & Defense — 1.1%
Airbus SE (France)	98,116	22,912,636
ATI, Inc.*(a)	39,900	3,245,466
BAE Systems PLC (United Kingdom)	170,747	4,752,987
Boeing Co. (The)*	74,490	16,077,177
Curtiss-Wright Corp.	10,714	5,817,059
Elbit Systems Ltd. (Israel)	5,421	2,757,901
Embraer SA (Brazil), ADR	96,650	5,842,492
General Dynamics Corp.	73,995	25,232,295
General Electric Co.	143,611	43,201,061
Howmet Aerospace, Inc.	71,228	13,977,070
L3Harris Technologies, Inc.	20,400	6,230,364
Leonardo SpA (Italy)	29,214	1,869,307
Lockheed Martin Corp.	13,900	6,939,019
MTU Aero Engines AG (Germany)	3,477	1,604,070
Northrop Grumman Corp.	32,797	19,983,868
Rheinmetall AG (Germany)	7,348	17,188,231
Rolls-Royce Holdings PLC (United Kingdom)	1,042,653	16,759,878
RTX Corp.	79,520	13,306,082
Saab AB (Sweden) (Class B Stock)	45,072	2,769,324
Safran SA (France)	57,248	20,315,544
Singapore Technologies Engineering Ltd. (Singapore)	538,000	3,592,513
Thales SA (France)	16,599	5,247,181
Woodward, Inc.	5,684	1,436,404
		261,057,929
Air Freight & Logistics — 0.1%
C.H. Robinson Worldwide, Inc.	10,130	1,341,212
Deutsche Post AG (Germany)	112,637	5,033,449
FedEx Corp.	52,000	12,262,120
	Shares	Value

Common Stocks (continued)
Air Freight & Logistics (cont’d.)
United Parcel Service, Inc. (Class B Stock)(a)	82,600	$6,899,578
		25,536,359
Automobile Components — 0.1%
Aisin Corp. (Japan)	135,200	2,334,923
Aptiv PLC (United Kingdom)*	43,400	3,741,948
Aumovio SE (Germany)*	8,745	360,579
Bridgestone Corp. (Japan)	156,500	7,233,143
Cie Generale des Etablissements Michelin SCA (France)	118,015	4,250,161
Continental AG (Germany)	17,491	1,157,135
Gentex Corp.	80,600	2,280,980
Sumitomo Electric Industries Ltd. (Japan)	111,400	3,169,781
		24,528,650
Automobiles — 0.7%
Bayerische Motoren Werke AG (Germany)	31,280	3,152,629
BYD Co. Ltd. (China) (Class H Stock)	162,718	2,299,967
Ferrari NV (Italy)	10,994	5,329,021
Ford Motor Co.	740,800	8,859,968
General Motors Co.	322,894	19,686,847
Honda Motor Co. Ltd. (Japan)(a)	673,000	6,944,908
Mahindra & Mahindra Ltd. (India)	19,842	765,795
Mercedes-Benz Group AG (Germany)	136,070	8,576,492
Stellantis NV	153,364	1,423,457
Subaru Corp. (Japan)	65,900	1,342,996
Suzuki Motor Corp. (Japan)	258,300	3,760,560
Tesla, Inc.*	209,695	93,255,560
Toyota Motor Corp. (Japan)	699,000	13,425,320
Yamaha Motor Co. Ltd. (Japan)	114,400	856,543
		169,680,063
Banks — 2.4%
ABN AMRO Bank NV (Netherlands), 144A, CVA	126,491	4,057,775
AIB Group PLC (Ireland)	1,103,164	10,057,262
ANZ Group Holdings Ltd. (Australia)	357,834	7,857,514
Banco Bilbao Vizcaya Argentaria SA (Spain)(a)	593,936	11,444,929
Banco Santander SA (Spain)	1,076,576	11,297,932
Bank Hapoalim BM (Israel)	158,191	3,215,579
Bank Leumi Le-Israel BM (Israel)	59,466	1,171,634
Bank of America Corp.	768,060	39,624,215
Barclays PLC (United Kingdom)	3,374,169	17,361,197
BNP Paribas SA (France)	205,668	18,810,971
BOC Hong Kong Holdings Ltd. (China)	833,000	3,902,417
CaixaBank SA (Spain)	1,218,908	12,874,004
Citigroup, Inc.	113,066	11,476,199
Columbia Banking System, Inc.	50,900	1,310,166
Commerzbank AG (Germany)	31,310	1,185,460
Commonwealth Bank of Australia (Australia)	94,429	10,428,133
Credit Agricole SA (France)	108,439	2,136,907
Danske Bank A/S (Denmark)	45,782	1,955,559
A1

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
	Shares	Value

Common Stocks (continued)
Banks (cont’d.)
DBS Group Holdings Ltd. (Singapore)	255,510	$10,132,966
East West Bancorp, Inc.	32,409	3,449,938
Erste Group Bank AG (Austria)	16,899	1,661,215
First Horizon Corp.	280,800	6,348,888
HSBC Holdings PLC (United Kingdom)	2,219,723	31,327,216
ING Groep NV (Netherlands)	801,597	21,014,471
Intesa Sanpaolo SpA (Italy)	1,441,031	9,538,438
Japan Post Bank Co. Ltd. (Japan)	147,700	1,808,575
JPMorgan Chase & Co.	257,038	81,077,496
KBC Group NV (Belgium)	15,256	1,828,263
Lloyds Banking Group PLC (United Kingdom)	5,555,120	6,286,093
M&T Bank Corp.	37,888	7,487,427
Mitsubishi UFJ Financial Group, Inc. (Japan)	1,454,200	23,458,251
Mizrahi Tefahot Bank Ltd. (Israel)	9,355	614,678
Mizuho Financial Group, Inc. (Japan)	173,100	5,818,908
National Australia Bank Ltd. (Australia)	219,434	6,401,280
NatWest Group PLC (United Kingdom)	1,230,669	8,692,649
Nordea Bank Abp (Finland)	367,681	6,053,420
NU Holdings Ltd. (Brazil) (Class A Stock)*	140,635	2,251,566
Oversea-Chinese Banking Corp. Ltd. (Singapore)	159,900	2,038,664
PNC Financial Services Group, Inc. (The)	159,951	32,138,954
Regions Financial Corp.	439,400	11,586,978
Resona Holdings, Inc. (Japan)	571,300	5,825,716
Sberbank of Russia PJSC (Russia)*^	192,384	—
Shizuoka Financial Group, Inc. (Japan)	43,500	595,047
Societe Generale SA (France)	109,966	7,321,132
Standard Chartered PLC (United Kingdom)	187,512	3,639,151
Sumitomo Mitsui Financial Group, Inc. (Japan)	494,500	13,911,707
Svenska Handelsbanken AB (Sweden) (Class A Stock)	268,598	3,504,569
Swedbank AB (Sweden) (Class A Stock)	162,270	4,898,234
Truist Financial Corp.	194,150	8,876,538
U.S. Bancorp	83,710	4,045,704
UniCredit SpA (Italy)	137,472	10,460,947
Wells Fargo & Co.	667,033	55,910,706
Westpac Banking Corp. (Australia)	221,417	5,704,776
Wintrust Financial Corp.	16,120	2,134,933
		578,013,347
Beverages — 0.3%
Anheuser-Busch InBev SA/NV (Belgium)	96,776	5,784,949
Asahi Group Holdings Ltd. (Japan)	306,900	3,679,404
Carlsberg A/S (Denmark) (Class B Stock)	5,263	612,602
Celsius Holdings, Inc.*	214,200	12,314,358
Coca-Cola Co. (The)	162,196	10,756,839
Coca-Cola Europacific Partners PLC (United Kingdom)(a)	55,200	4,990,632
	Shares	Value

Common Stocks (continued)
Beverages (cont’d.)
Coca-Cola HBC AG (Italy)*	54,329	$2,563,167
Diageo PLC (United Kingdom)	155,179	3,713,074
Keurig Dr. Pepper, Inc.	237,800	6,066,278
Kirin Holdings Co. Ltd. (Japan)	90,800	1,330,323
Monster Beverage Corp.*	70,700	4,758,817
PepsiCo, Inc.	48,386	6,795,330
Suntory Beverage & Food Ltd. (Japan)	28,600	893,862
		64,259,635
Biotechnology — 0.6%
AbbVie, Inc.	199,126	46,105,634
Amgen, Inc.	55,311	15,608,764
Argenx SE (Netherlands)*	9,770	7,218,561
Argenx SE (Netherlands), ADR*	6,135	4,524,931
Biogen, Inc.*	60,500	8,474,840
CSL Ltd.	38,975	5,127,016
Exelixis, Inc.*	68,300	2,820,790
Genmab A/S (Denmark)*	2,524	778,776
Gilead Sciences, Inc.	193,100	21,434,100
Incyte Corp.*	54,500	4,622,145
Neurocrine Biosciences, Inc.*	12,600	1,768,788
Regeneron Pharmaceuticals, Inc.	8,057	4,530,209
Swedish Orphan Biovitrum AB (Sweden)*	59,021	1,804,168
Vertex Pharmaceuticals, Inc.*	25,666	10,051,832
		134,870,554
Broadline Retail — 1.0%
Alibaba Group Holding Ltd. (China), ADR(a)	17,458	3,120,268
Amazon.com, Inc.*	827,329	181,656,629
Coupang, Inc. (South Korea)*	93,200	3,001,040
eBay, Inc.	110,400	10,040,880
MercadoLibre, Inc. (Brazil)*	3,583	8,373,256
Next PLC (United Kingdom)	30,367	5,062,297
Ollie’s Bargain Outlet Holdings, Inc.*	10,200	1,309,680
Pan Pacific International Holdings Corp. (Japan)	471,000	3,101,037
Prosus NV (China)*	166,719	11,789,543
Sea Ltd. (Singapore), ADR*	88,155	15,755,943
Wesfarmers Ltd. (Australia)	11,315	688,329
		243,898,902
Building Products — 0.3%
Armstrong World Industries, Inc.	57,600	11,290,176
Assa Abloy AB (Sweden) (Class B Stock)	50,093	1,743,631
Belimo Holding AG (Switzerland)	875	920,243
Carrier Global Corp.(a)	205,107	12,244,888
Cie de Saint-Gobain SA (France)	61,723	6,687,784
Johnson Controls International PLC	101,156	11,122,102
Owens Corning	63,500	8,982,710
ROCKWOOL A/S (Denmark) (Class B Stock)	78,180	2,914,659
Trane Technologies PLC	27,827	11,741,881
		67,648,074

A2

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
	Shares	Value

Common Stocks (continued)
Capital Markets — 1.3%
3i Group PLC (United Kingdom)	113,120	$6,235,511
Ameriprise Financial, Inc.	10,946	5,377,222
Amundi SA (France), 144A	50,041	3,976,987
Ares Management Corp. (Class A Stock)(a)	19,131	3,058,856
Banco BTG Pactual SA (Brazil), UTS	111,282	1,010,105
Bank of New York Mellon Corp. (The)	244,905	26,684,849
Blackrock, Inc.	2,282	2,660,515
Blackstone, Inc.	81,159	13,866,015
Charles Schwab Corp. (The)	234,923	22,428,099
CME Group, Inc.	9,190	2,483,046
Daiwa Securities Group, Inc. (Japan)	148,500	1,206,723
Deutsche Bank AG (Germany)	212,240	7,516,647
Euronext NV (Netherlands), 144A	15,602	2,335,798
Franklin Resources, Inc.(a)	87,500	2,023,875
Futu Holdings Ltd. (Hong Kong), ADR	15,438	2,684,823
Goldman Sachs Group, Inc. (The)	25,478	20,289,405
Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	146,504	8,317,114
Houlihan Lokey, Inc.	27,652	5,677,509
Huatai Securities Co. Ltd. (China) (Class A Stock)	791,197	2,423,305
Intercontinental Exchange, Inc.	40,800	6,873,984
Invesco Ltd.	554,300	12,715,642
Janus Henderson Group PLC	186,600	8,305,566
Japan Exchange Group, Inc. (Japan)	118,900	1,327,754
Macquarie Group Ltd. (Australia)	6,812	988,762
MarketAxess Holdings, Inc.	7,300	1,272,025
Moody’s Corp.	2,700	1,286,496
Morgan Stanley	161,027	25,596,852
Morningstar, Inc.	7,500	1,740,075
MSCI, Inc.	2,300	1,305,043
Nasdaq, Inc.	152,200	13,462,090
Nomura Holdings, Inc. (Japan)	88,000	644,923
Northern Trust Corp.	102,800	13,836,880
Partners Group Holding AG (Switzerland)	3,797	4,968,036
Raymond James Financial, Inc.(a)	85,600	14,774,560
Robinhood Markets, Inc. (Class A Stock)*	18,200	2,605,876
S&P Global, Inc.	39,100	19,030,361
SBI Holdings, Inc. (Japan)	140,100	6,099,600
Singapore Exchange Ltd. (Singapore)	347,600	4,462,276
TMX Group Ltd. (Canada)	59,796	2,287,518
UBS Group AG (Switzerland)	395,242	16,249,803
Virtu Financial, Inc. (Class A Stock)	93,900	3,333,450
XP, Inc. (Brazil) (Class A Stock)	78,168	1,468,777
		304,892,753
Chemicals — 0.3%
Air Liquide SA (France)	28,844	6,009,839
Air Products & Chemicals, Inc.	23,787	6,487,191
Asahi Kasei Corp. (Japan)	418,100	3,286,152
Celanese Corp.	29,500	1,241,360
Corteva, Inc.	25,200	1,704,276
DSM-Firmenich AG (Switzerland)	3,647	311,156
DuPont de Nemours, Inc.	168,702	13,141,886
	Shares	Value

Common Stocks (continued)
Chemicals (cont’d.)
Eastman Chemical Co.(a)	89,000	$5,611,450
Ecolab, Inc.	24,400	6,682,184
Evonik Industries AG (Germany)	87,411	1,519,997
FMC Corp.(a)	51,000	1,715,130
Givaudan SA (Switzerland)	79	322,244
International Flavors & Fragrances, Inc.	31,200	1,920,048
LANXESS AG (Germany)	78,194	1,946,975
Linde PLC	29,898	14,201,550
Nitto Denko Corp. (Japan)	73,400	1,739,928
Orica Ltd. (Australia)	318,079	4,442,185
Shin-Etsu Chemical Co. Ltd. (Japan)	115,400	3,778,604
Solar Industries India Ltd. (India)	4,628	695,164
Solvay SA (Belgium)	20,408	649,836
Yara International ASA (Brazil)	125,043	4,583,323
		81,990,478
Commercial Services & Supplies — 0.1%
Brambles Ltd. (Australia)	326,626	5,359,169
Cintas Corp.	11,700	2,401,542
Dai Nippon Printing Co. Ltd. (Japan)	127,500	2,168,104
RB Global, Inc. (Canada)	19,600	2,123,856
Republic Services, Inc.	33,751	7,745,180
Securitas AB (Sweden) (Class B Stock)	90,945	1,370,822
TOPPAN Holdings, Inc. (Japan)	16,800	430,450
Veralto Corp.(a)	49,200	5,245,212
		26,844,335
Communications Equipment — 0.3%
Arista Networks, Inc.*	124,440	18,132,152
Cisco Systems, Inc.	630,695	43,152,152
Nokia OYJ (Finland)	890,428	4,281,890
Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)(a)	633,302	5,247,545
		70,813,739
Construction & Engineering — 0.2%
ACS Actividades de Construccion y Servicios SA (Spain)	45,405	3,639,579
AtkinsRealis Group, Inc. (Canada)	14,641	1,056,652
Bouygues SA (France)	83,584	3,769,946
Comfort Systems USA, Inc.	3,310	2,731,346
Eiffage SA (France)	30,894	3,958,074
Ferrovial SE	42,963	2,467,805
Kajima Corp. (Japan)	12,500	364,311
MasTec, Inc.*	7,893	1,679,709
Quanta Services, Inc.(a)	8,600	3,564,012
Skanska AB (Sweden) (Class B Stock)	81,676	2,119,972
Stantec, Inc. (Canada)	6,674	719,768
Taisei Corp. (Japan)	13,000	893,325
Vinci SA (France)	84,792	11,783,710
		38,748,209
Construction Materials — 0.2%
CRH PLC (XLON)	63,901	7,709,563
CRH PLC (NYSE)	47,400	5,683,260
Heidelberg Materials AG (Germany)	20,008	4,522,723
Holcim AG*	67,081	5,723,657

A3

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
	Shares	Value

Common Stocks (continued)
Construction Materials (cont’d.)
Martin Marietta Materials, Inc.(a)	5,500	$3,466,540
Vulcan Materials Co.	33,175	10,205,293
		37,311,036
Consumer Finance — 0.2%
American Express Co.	55,388	18,397,678
Capital One Financial Corp.	96,724	20,561,588
Synchrony Financial(a)	118,263	8,402,586
		47,361,852
Consumer Staples Distribution & Retail — 0.6%
Aeon Co. Ltd. (Japan)	140,400	1,704,211
Carrefour SA (France)	57,672	874,005
Coles Group Ltd. (Australia)	229,681	3,535,440
Costco Wholesale Corp.	28,533	26,411,001
Dollar Tree, Inc.*	26,200	2,472,494
Endeavour Group Ltd. (Australia)	530,244	1,273,020
JD Health International, Inc. (China), 144A*	248,669	2,117,416
Kesko OYJ (Finland) (Class B Stock)	50,498	1,074,693
Koninklijke Ahold Delhaize NV (Netherlands)	180,720	7,312,745
Kroger Co. (The)	137,400	9,262,134
Marks & Spencer Group PLC (United Kingdom)	73,432	360,267
MatsukiyoCocokara & Co. (Japan)	164,900	3,349,627
Seven & i Holdings Co. Ltd. (Japan)	103,200	1,384,781
Target Corp.	145,600	13,060,320
Tesco PLC (United Kingdom)	1,982,106	11,880,130
US Foods Holding Corp.*	80,900	6,198,558
Walmart, Inc.	470,928	48,533,840
		140,804,682
Containers & Packaging — 0.0%
Crown Holdings, Inc.	56,136	5,422,177
Packaging Corp. of America	8,754	1,907,759
		7,329,936
Distributors — 0.0%
D’ieteren Group (Belgium)	4,250	797,716
Diversified Consumer Services — 0.0%
ADT, Inc.	1,092,800	9,518,288
Diversified REITs — 0.0%
Covivio SA (France)	16,457	1,109,191
GPT Group (The) (Australia)	259,416	921,070
Mirvac Group (Australia)	1,544,500	2,319,360
Stockland (Australia)	549,422	2,221,981
		6,571,602
Diversified Telecommunication Services — 0.3%
AT&T, Inc.	576,158	16,270,702
Deutsche Telekom AG (Germany)	591,138	20,139,758
Elisa OYJ (Finland)	14,952	784,805
GCI Liberty, Inc. (Class A Stock)*^	51,000	5
HKT Trust & HKT Ltd. (Hong Kong), UTS	273,000	403,636
Koninklijke KPN NV (Netherlands)	724,102	3,475,356
	Shares	Value

Common Stocks (continued)
Diversified Telecommunication Services (cont’d.)
Orange SA (France)	82,180	$1,333,040
Proximus SADP (Belgium)	124,400	1,088,537
Telenor ASA (Norway)	107,824	1,789,177
Telia Co. AB (Sweden)	835,908	3,188,963
Telstra Group Ltd. (Australia)	2,187,829	6,975,071
Verizon Communications, Inc.	317,552	13,956,410
		69,405,460
Electric Utilities — 0.6%
Acciona SA (Spain)	3,330	669,126
American Electric Power Co., Inc.(a)	144,500	16,256,250
Chubu Electric Power Co., Inc. (Japan)	93,000	1,291,585
Constellation Energy Corp.	30,100	9,905,007
Endesa SA (Spain)	30,400	971,411
Enel SpA (Italy)	2,156,029	20,431,696
Entergy Corp.	59,441	5,539,307
FirstEnergy Corp.	235,600	10,795,192
Iberdrola SA (Spain)	270,064	5,112,132
Kansai Electric Power Co., Inc. (The) (Japan)	43,500	622,217
Mercury NZ Ltd. (New Zealand)	180,815	700,518
NextEra Energy, Inc.	228,458	17,246,294
NRG Energy, Inc.	97,000	15,709,150
Origin Energy Ltd. (Australia)	100,100	826,075
PG&E Corp.(a)	68,544	1,033,644
Southern Co. (The)	186,033	17,630,347
SSE PLC (United Kingdom)	89,428	2,097,597
Terna - Rete Elettrica Nazionale (Italy)	171,650	1,741,988
Xcel Energy, Inc.	45,366	3,658,768
		132,238,304
Electrical Equipment — 0.6%
ABB Ltd. (Switzerland)	276,065	19,976,983
AMETEK, Inc.	7,253	1,363,564
Eaton Corp. PLC	57,179	21,399,241
Fuji Electric Co. Ltd. (Japan)	62,232	4,171,644
Fujikura Ltd. (Japan)	39,900	3,902,895
GE Vernova, Inc.	32,500	19,984,250
Generac Holdings, Inc.*(a)	8,068	1,350,583
Legrand SA (France)	60,988	10,133,832
Mitsubishi Electric Corp. (Japan)	144,400	3,708,732
NIDEC Corp. (Japan)	77,300	1,373,997
nVent Electric PLC	104,200	10,278,288
Prysmian SpA (Italy)	8,450	840,957
Rockwell Automation, Inc.	35,284	12,332,817
Schneider Electric SE	39,355	11,077,335
Sensata Technologies Holding PLC	45,900	1,402,245
Siemens Energy AG (Germany)*	97,206	11,429,396
Vertiv Holdings Co. (Class A Stock)	16,800	2,534,448
Vestas Wind Systems A/S (Denmark)	43,200	821,803
		138,083,010
Electronic Equipment, Instruments & Components — 0.2%
Amphenol Corp. (Class A Stock)	79,900	9,887,625
Corning, Inc.	152,543	12,513,103
Elite Material Co. Ltd. (Taiwan)	17,856	722,654
Halma PLC (United Kingdom)	154,571	7,195,399

A4

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
	Shares	Value

Common Stocks (continued)
Electronic Equipment, Instruments & Components (cont’d.)
Keyence Corp. (Japan)	6,900	$2,570,671
Kyocera Corp. (Japan)	28,700	385,547
Littelfuse, Inc.	7,500	1,942,575
TDK Corp. (Japan)	187,800	2,719,495
Vontier Corp.	209,800	8,805,306
Yokogawa Electric Corp. (Japan)	46,200	1,325,875
Zebra Technologies Corp. (Class A Stock)*	21,800	6,478,088
		54,546,338
Energy Equipment & Services — 0.1%
Baker Hughes Co.	292,150	14,233,548
Schlumberger NV	51,100	1,756,307
TechnipFMC PLC (United Kingdom)	71,899	2,836,415
Tenaris SA	38,020	681,247
		19,507,517
Entertainment — 0.5%
Netflix, Inc.*	38,403	46,042,125
Nintendo Co. Ltd. (Japan)	131,633	11,388,789
ROBLOX Corp. (Class A Stock)*	10,700	1,482,164
Spotify Technology SA*	19,098	13,330,404
Take-Two Interactive Software, Inc.*	8,100	2,092,716
Tencent Music Entertainment Group (China), ADR	30,757	717,868
Toho Co. Ltd. (Japan)	9,000	578,546
Universal Music Group NV (Netherlands)	35,497	1,025,773
Walt Disney Co. (The)	369,278	42,282,331
Warner Bros Discovery, Inc.*	232,200	4,534,866
		123,475,582
Financial Services — 0.9%
Adyen NV (Netherlands), 144A*	2,155	3,467,565
Banca Mediolanum SpA (Italy)	136,330	2,738,159
Berkshire Hathaway, Inc. (Class B Stock)*	110,601	55,603,547
Edenred SE (France)	56,784	1,352,295
Fidelity National Information Services, Inc.	224,592	14,809,596
Industrivarden AB (Sweden) (Class A Stock)	8,008	318,138
Investor AB (Sweden) (Class B Stock)	66,739	2,089,220
M&G PLC (United Kingdom)	755,499	2,576,486
Mastercard, Inc. (Class A Stock)	109,594	62,338,163
ORIX Corp. (Japan)	249,500	6,548,374
PayPal Holdings, Inc.*	207,400	13,908,244
Shift4 Payments, Inc. (Class A Stock)*(a)	50,635	3,919,149
Toast, Inc. (Class A Stock)*	109,451	3,996,056
Visa, Inc. (Class A Stock)	130,197	44,446,652
Wise PLC (United Kingdom) (Class A Stock)*	25,188	351,129
		218,462,773
Food Products — 0.3%
Ajinomoto Co., Inc. (Japan)	86,600	2,482,754
	Shares	Value

Common Stocks (continued)
Food Products (cont’d.)
Associated British Foods PLC (United Kingdom)	33,549	$927,003
Conagra Brands, Inc.	423,200	7,748,792
General Mills, Inc.(a)	135,400	6,826,868
Hormel Foods Corp.	156,500	3,871,810
Ingredion, Inc.	50,800	6,203,188
Kraft Heinz Co. (The)(a)	80,800	2,104,032
Mondelez International, Inc. (Class A Stock)	158,342	9,891,625
Nestle SA	232,371	21,339,848
Post Holdings, Inc.*(a)	20,800	2,235,584
WH Group Ltd. (Hong Kong), 144A	3,915,000	4,239,753
Yamazaki Baking Co. Ltd. (Japan)	143,300	3,190,268
		71,061,525
Gas Utilities — 0.0%
National Fuel Gas Co.(a)	15,700	1,450,209
Osaka Gas Co. Ltd. (Japan)	61,100	1,769,680
Snam SpA (Italy)	814,853	4,892,566
Tokyo Gas Co. Ltd. (Japan)	66,900	2,378,875
		10,491,330
Ground Transportation — 0.3%
Canadian National Railway Co. (Canada)	28,192	2,658,560
Central Japan Railway Co. (Japan)	43,700	1,252,864
CSX Corp.	157,000	5,575,070
Grab Holdings Ltd. (Singapore) (Class A Stock)*	233,900	1,408,078
Norfolk Southern Corp.	19,294	5,796,110
Uber Technologies, Inc.*	234,570	22,980,823
Union Pacific Corp.	158,607	37,489,937
West Japan Railway Co. (Japan)	99,962	2,191,960
		79,353,402
Health Care Equipment & Supplies — 0.6%
Abbott Laboratories	87,383	11,704,079
Becton, Dickinson & Co.(a)	14,285	2,673,723
Boston Scientific Corp.*	143,657	14,025,233
DENTSPLY SIRONA, Inc.(a)	193,100	2,450,439
Edwards Lifesciences Corp.*	79,470	6,180,382
EssilorLuxottica SA (France)	16,943	5,519,247
Fisher & Paykel Healthcare Corp. Ltd. (New Zealand)	179,146	3,847,613
GE HealthCare Technologies, Inc.	19,467	1,461,972
Hoya Corp. (Japan)	65,800	9,098,190
IDEXX Laboratories, Inc.*	23,500	15,013,915
Insulet Corp.*	29,600	9,138,408
Intuitive Surgical, Inc.*	43,300	19,365,059
Medtronic PLC	183,714	17,496,921
Siemens Healthineers AG (Germany), 144A	18,269	989,562
Smith & Nephew PLC (United Kingdom)	367,797	6,670,863
STERIS PLC	31,200	7,720,128
Stryker Corp.	19,241	7,112,820

A5

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
	Shares	Value

Common Stocks (continued)
Health Care Equipment & Supplies (cont’d.)
Terumo Corp. (Japan)	72,200	$1,191,049
		141,659,603
Health Care Providers & Services — 0.5%
Cencora, Inc.(a)	7,197	2,249,278
Centene Corp.*	425,800	15,192,544
Cigna Group (The)	71,961	20,742,758
CVS Health Corp.	171,605	12,937,301
Elevance Health, Inc.	18,000	5,816,160
Encompass Health Corp.	71,243	9,049,286
Fresenius Medical Care AG (Germany)	96,078	5,076,527
Fresenius SE & Co. KGaA (Germany)	28,190	1,575,413
McKesson Corp.	8,500	6,566,590
Quest Diagnostics, Inc.(a)	10,133	1,931,147
Sonic Healthcare Ltd. (Australia)	265,197	3,756,220
Tenet Healthcare Corp.*	44,200	8,974,368
UnitedHealth Group, Inc.	55,222	19,068,157
		112,935,749
Health Care REITs — 0.1%
Healthpeak Properties, Inc.	381,800	7,311,470
Ventas, Inc.(a)	44,712	3,129,393
Welltower, Inc.	21,000	3,740,940
		14,181,803
Health Care Technology — 0.0%
Pro Medicus Ltd. (Australia)	5,669	1,154,185
Veeva Systems, Inc. (Class A Stock)*	11,020	3,282,968
		4,437,153
Hotels, Restaurants & Leisure — 0.6%
Amadeus IT Group SA (Spain)	28,419	2,259,019
Aramark(a)	96,800	3,717,120
Aristocrat Leisure Ltd. (Australia)	54,389	2,517,856
Booking Holdings, Inc.	4,500	24,296,715
Chipotle Mexican Grill, Inc.*	167,859	6,578,394
Churchill Downs, Inc.	21,590	2,094,446
Compass Group PLC (United Kingdom)	389,889	13,289,663
Darden Restaurants, Inc.(a)	13,800	2,626,968
DoorDash, Inc. (Class A Stock)*	27,900	7,588,521
DraftKings, Inc. (Class A Stock)*	88,300	3,302,420
Entain PLC (United Kingdom)	119,706	1,414,742
Eternal Ltd. (India)*	931,720	3,420,471
Evolution AB (Sweden), 144A	7,830	644,596
Galaxy Entertainment Group Ltd. (Macau)	860,000	4,728,589
Hilton Worldwide Holdings, Inc.	22,563	5,853,745
Lottery Corp. Ltd. (The) (Australia)	146,778	569,964
MakeMyTrip Ltd. (India)*	27,992	2,620,051
Marriott International, Inc. (Class A Stock)(a)	16,252	4,232,671
McDonald’s Corp.	80,361	24,420,904
Oriental Land Co. Ltd. (Japan)	86,500	2,082,321
Royal Caribbean Cruises Ltd.(a)	25,800	8,348,364
Sodexo SA (France)	20,442	1,289,772
Travel + Leisure Co.	36,400	2,165,436
	Shares	Value

Common Stocks (continued)
Hotels, Restaurants & Leisure (cont’d.)
Trip.com Group Ltd. (China), ADR	18,640	$1,401,728
Viking Holdings Ltd.*	141,500	8,795,640
Yum! Brands, Inc.	83,243	12,652,936
Zensho Holdings Co. Ltd. (Japan)	25,000	1,633,185
		154,546,237
Household Durables — 0.2%
Cairn Homes PLC (Ireland)	1,146,084	2,583,509
Garmin Ltd.	12,300	3,028,506
Panasonic Holdings Corp. (Japan)	486,900	5,284,861
PulteGroup, Inc.	31,000	4,096,030
Sekisui House Ltd. (Japan)	44,300	1,007,497
Sony Group Corp. (Japan)	651,500	18,728,476
Toll Brothers, Inc.	16,382	2,263,009
		36,991,888
Household Products — 0.2%
Colgate-Palmolive Co.	193,411	15,461,275
Essity AB (Sweden) (Class B Stock)	196,018	5,123,740
Henkel AG & Co. KGaA (Germany)	7,017	520,848
Kimberly-Clark Corp.(a)	14,700	1,827,798
Procter & Gamble Co. (The)	143,237	22,008,365
Reckitt Benckiser Group PLC (United Kingdom)	73,680	5,673,509
		50,615,535
Independent Power & Renewable Electricity Producers — 0.0%
RWE AG (Germany)	84,181	3,744,263
Vistra Corp.	17,419	3,412,730
		7,156,993
Industrial Conglomerates — 0.2%
3M Co.	44,297	6,874,009
CK Hutchison Holdings Ltd. (United Kingdom)	323,000	2,122,104
Hitachi Ltd. (Japan)	340,400	9,018,241
Honeywell International, Inc.	47,430	9,984,015
Sekisui Chemical Co. Ltd. (Japan)	64,100	1,193,328
Siemens AG (Germany)	91,566	24,720,808
Smiths Group PLC (United Kingdom)	18,478	585,848
Swire Pacific Ltd. (Hong Kong) (Class A Stock)	142,500	1,207,317
		55,705,670
Industrial REITs — 0.1%
Americold Realty Trust, Inc.(a)	102,800	1,258,272
Goodman Group (Australia)	127,150	2,755,470
Prologis, Inc.	246,083	28,181,425
Segro PLC (United Kingdom)	320,304	2,830,221
		35,025,388
Insurance — 1.2%
Admiral Group PLC (United Kingdom)	60,408	2,726,407
Aegon Ltd. (Netherlands)	344,480	2,777,198
AIA Group Ltd. (Hong Kong)	552,800	5,298,016
Allianz SE (Germany)	28,108	11,825,785
Allstate Corp. (The)	69,500	14,918,175

A6

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
	Shares	Value

Common Stocks (continued)
Insurance (cont’d.)
American International Group, Inc.	183,800	$14,435,652
Arthur J. Gallagher & Co.(a)	48,241	14,942,167
ASR Nederland NV (Netherlands)	135,167	9,198,024
Aviva PLC (United Kingdom)	268,444	2,483,322
AXA SA (France)	448,792	21,521,826
Axis Capital Holdings Ltd.	27,183	2,604,131
Chubb Ltd.	104,283	29,433,877
Dai-ichi Life Holdings, Inc. (Japan)	92,100	724,474
Fairfax Financial Holdings Ltd. (Canada)	1,433	2,507,055
First American Financial Corp.	76,200	4,895,088
Lincoln National Corp.	39,497	1,592,914
Markel Group, Inc.*	1,565	2,991,278
Marsh & McLennan Cos., Inc.	94,532	19,051,034
MetLife, Inc.	324,326	26,714,733
MS&AD Insurance Group Holdings, Inc. (Japan)	34,400	779,020
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	18,366	11,726,218
NN Group NV (Netherlands)	103,392	7,290,947
Phoenix Financial Ltd. (Israel)	23,700	887,425
Phoenix Group Holdings PLC (United Kingdom)	463,647	4,023,089
Poste Italiane SpA (Italy), 144A	190,603	4,530,833
Progressive Corp. (The)	37,173	9,179,872
Prudential PLC (Hong Kong)	548,231	7,675,082
QBE Insurance Group Ltd. (Australia)	709,880	9,660,233
RenaissanceRe Holdings Ltd. (Bermuda)	5,720	1,452,480
Sampo OYJ (Finland) (Class A Stock)	107,844	1,239,877
Sompo Holdings, Inc. (Japan)	44,600	1,378,834
Sony Financial Group, Inc. (Japan)*	651,500	722,494
Swiss Re AG	27,816	5,166,181
Talanx AG (Germany)	36,084	4,810,985
Tokio Marine Holdings, Inc. (Japan)	58,300	2,467,440
Travelers Cos., Inc. (The)	23,290	6,503,034
Unipol Assicurazioni SpA (Italy)	226,311	4,865,140
Unum Group	61,200	4,760,136
Zurich Insurance Group AG (Switzerland)	12,175	8,702,487
		288,462,963
Interactive Media & Services — 1.7%
Alphabet, Inc. (Class A Stock)	643,246	156,373,103
Alphabet, Inc. (Class C Stock)	343,142	83,572,234
Diamond Sports Group LLC*(x)	26,776	274,454
LY Corp. (Japan)	181,700	583,259
Meta Platforms, Inc. (Class A Stock)	217,285	159,569,758
REA Group Ltd. (Australia)	14,350	2,194,375
Scout24 SE (Germany), 144A	31,523	3,954,793
Tencent Holdings Ltd. (China)	55,183	4,702,121
		411,224,097
IT Services — 0.4%
Accenture PLC (Ireland) (Class A Stock)	40,362	9,953,269
	Shares	Value

Common Stocks (continued)
IT Services (cont’d.)
Capgemini SE (France)	37,133	$5,416,865
Cognizant Technology Solutions Corp. (Class A Stock)	196,400	13,172,548
Fujitsu Ltd. (Japan)	164,700	3,863,588
Gartner, Inc.*	52,000	13,669,240
International Business Machines Corp.	58,373	16,470,526
NEC Corp. (Japan)	197,000	6,305,790
Nomura Research Institute Ltd. (Japan)	25,000	959,801
Obic Co. Ltd. (Japan)	56,700	1,976,188
Otsuka Corp. (Japan)	157,500	3,287,688
SCSK Corp. (Japan)	11,700	350,218
Shopify, Inc. (Canada) (Class A Stock)*	53,737	7,985,856
Snowflake, Inc.*	43,800	9,879,090
TIS, Inc. (Japan)	42,900	1,415,063
		94,705,730
Leisure Products — 0.0%
Bandai Namco Holdings, Inc. (Japan)	40,400	1,344,169
Shimano, Inc. (Japan)	9,800	1,095,234
		2,439,403
Life Sciences Tools & Services — 0.2%
Danaher Corp.	79,582	15,777,928
Eurofins Scientific SE (Luxembourg)	19,140	1,395,811
Lonza Group AG (Switzerland)	9,845	6,582,745
QIAGEN NV	53,500	2,386,288
Sartorius Stedim Biotech (France)	3,872	789,087
Thermo Fisher Scientific, Inc.	19,807	9,606,791
West Pharmaceutical Services, Inc.	15,300	4,013,649
		40,552,299
Machinery — 0.6%
Alfa Laval AB (Sweden)	44,104	2,014,021
Allison Transmission Holdings, Inc.	130,700	11,093,816
Alstom SA (France)*	230,811	6,039,499
Atlas Copco AB (Sweden) (Class B Stock)	140,046	2,107,336
Caterpillar, Inc.	17,804	8,495,179
Crane Co.	61,600	11,343,024
Cummins, Inc.	4,600	1,942,902
Daifuku Co. Ltd. (Japan)	94,100	3,011,574
Deere & Co.	47,096	21,535,117
Dover Corp.	56,049	9,350,655
Epiroc AB (Sweden) (Class B Stock)	26,092	493,621
FANUC Corp. (Japan)	40,000	1,149,478
Gates Industrial Corp. PLC*	61,254	1,520,324
GEA Group AG (Germany)	29,734	2,198,297
HD Hyundai Heavy Industries Co. Ltd. (South Korea)	2,059	756,277
Komatsu Ltd. (Japan)	76,000	2,647,628
Lincoln Electric Holdings, Inc.(a)	11,400	2,688,462
Makita Corp. (Japan)	46,400	1,503,889
MINEBEA MITSUMI, Inc. (Japan)	220,600	4,145,247
Mitsubishi Heavy Industries Ltd. (Japan)	224,700	5,880,199
Parker-Hannifin Corp.	44,116	33,446,545
Sandvik AB (Sweden)	125,220	3,498,070

A7

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
	Shares	Value

Common Stocks (continued)
Machinery (cont’d.)
Schindler Holding AG (Switzerland)	1,520	$550,011
SMC Corp. (Japan)	5,200	1,607,280
Volvo AB (Sweden) (Class B Stock)	24,810	713,476
Wartsila OYJ Abp (Finland)	178,780	5,362,449
Xylem, Inc.	33,600	4,956,000
Yangzijiang Shipbuilding Holdings Ltd. (China)	1,181,100	3,090,067
		153,140,443
Marine Transportation — 0.1%
AP Moller - Maersk A/S (Denmark) (Class A Stock)	190	372,701
AP Moller - Maersk A/S (Denmark) (Class B Stock)(a)	564	1,108,698
Kawasaki Kisen Kaisha Ltd. (Japan)(a)	124,000	1,763,141
Kirby Corp.*	18,200	1,518,790
Nippon Yusen KK (Japan)(a)	85,000	2,900,638
SITC International Holdings Co. Ltd. (China)	1,036,000	3,988,532
		11,652,500
Media — 0.1%
Comcast Corp. (Class A Stock)	747,521	23,487,110
Publicis Groupe SA (France)	32,413	3,119,210
WPP PLC (United Kingdom)	501,214	2,498,408
		29,104,728
Metals & Mining — 0.4%
Agnico Eagle Mines Ltd. (Canada)	18,070	3,045,879
Anglo American PLC (South Africa)	43,122	1,626,016
Antofagasta PLC (Chile)	78,621	2,923,909
ArcelorMittal SA (Luxembourg)	122,930	4,434,812
BHP Group Ltd. (Australia)	432,363	12,078,157
BlueScope Steel Ltd. (Australia)	191,835	2,881,531
Boliden AB (Sweden)*	54,205	2,212,560
Carpenter Technology Corp.	18,000	4,419,720
Evolution Mining Ltd. (Australia)	296,463	2,113,348
Fortescue Ltd. (Australia)	282,765	3,501,889
Freeport-McMoRan, Inc.	304,400	11,938,568
Fresnillo PLC (Mexico)	85,625	2,731,330
Glencore PLC (Australia)*	913,380	4,206,688
Ivanhoe Mines Ltd. (Congo (Democratic Republic)) (Class A Stock)*(a)	99,250	1,052,619
Newmont Corp.(a)	69,900	5,893,269
Nippon Steel Corp. (Japan)	414,500	1,707,218
Norsk Hydro ASA (Norway)	293,534	1,995,773
Northern Star Resources Ltd. (Australia)	60,632	946,788
Nucor Corp.	48,000	6,500,640
Rio Tinto Ltd. (Australia)	33,823	2,728,268
Rio Tinto PLC (Australia)	87,934	5,795,066
South32 Ltd. (Australia)	317,340	575,248
Valterra Platinum Ltd. (South Africa)	4,949	352,763
		85,662,059
Multi-Utilities — 0.3%
Ameren Corp.	21,600	2,254,608
	Shares	Value

Common Stocks (continued)
Multi-Utilities (cont’d.)
CenterPoint Energy, Inc.	74,580	$2,893,704
Centrica PLC (United Kingdom)	983,480	2,208,493
CMS Energy Corp.	109,711	8,037,428
Dominion Energy, Inc.(a)	70,547	4,315,360
DTE Energy Co.	72,900	10,310,247
E.ON SE (Germany)	665,491	12,534,832
Engie SA (France)	231,294	4,972,018
National Grid PLC (United Kingdom)	148,853	2,138,820
NiSource, Inc.	273,699	11,851,167
Public Service Enterprise Group, Inc.	41,923	3,498,894
Veolia Environnement SA (France)	41,988	1,431,875
		66,447,446
Office REITs — 0.0%
Nippon Building Fund, Inc. (Japan)	384	362,338
Oil, Gas & Consumable Fuels — 1.1%
ARC Resources Ltd. (Canada)(a)	120,606	2,199,454
BP PLC	744,017	4,271,887
Cenovus Energy, Inc. (Canada)	334,900	5,686,346
Cheniere Energy, Inc.	39,481	9,277,245
Chevron Corp.	226,976	35,247,103
ConocoPhillips	289,177	27,353,253
Enbridge, Inc. (Canada)	37,543	1,894,010
ENEOS Holdings, Inc. (Japan)	544,600	3,449,064
EOG Resources, Inc.	170,863	19,157,160
EQT Corp.	30,932	1,683,629
Equinor ASA (Norway)	134,589	3,282,103
Exxon Mobil Corp.	420,193	47,376,761
Galp Energia SGPS SA (Portugal)	69,684	1,320,494
Inpex Corp. (Japan)	340,600	6,132,734
LUKOIL PJSC (Russia)*^	9,456	—
Marathon Petroleum Corp.	28,000	5,396,720
Phillips 66	50,300	6,841,806
Repsol SA (Spain)	45,750	813,537
Shell PLC	821,046	29,262,932
Shell PLC, ADR	130,086	9,305,052
TotalEnergies SE (France)	255,621	15,569,526
Williams Cos., Inc. (The)	287,558	18,216,799
Woodside Energy Group Ltd. (Australia)	205,820	3,108,081
		256,845,696
Passenger Airlines — 0.1%
International Consolidated Airlines Group SA (United Kingdom)	1,249,246	6,537,865
Qantas Airways Ltd. (Australia)	1,268,047	9,162,658
Ryanair Holdings PLC (Italy)	184,659	5,396,182
		21,096,705
Personal Care Products — 0.2%
Kao Corp. (Japan)	19,600	854,189
L’Oreal SA (France)	21,517	9,348,860
Unilever PLC (United Kingdom) (XLON)	178,937	10,576,724
Unilever PLC (United Kingdom) (XAMS)	92,088	5,469,699

A8

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
	Shares	Value

Common Stocks (continued)
Personal Care Products (cont’d.)
Unilever PLC (United Kingdom), ADR	187,637	$11,123,121
		37,372,593
Pharmaceuticals — 1.4%
Astellas Pharma, Inc. (Japan)	68,600	747,739
AstraZeneca PLC (United Kingdom)	141,067	21,611,622
AstraZeneca PLC (United Kingdom), ADR	124,695	9,566,600
Bayer AG (Germany)	94,809	3,156,301
Bristol-Myers Squibb Co.	436,680	19,694,268
Chugai Pharmaceutical Co. Ltd. (Japan)	13,800	611,816
Daiichi Sankyo Co. Ltd. (Japan)	35,300	794,258
Elanco Animal Health, Inc.*	90,415	1,820,958
Eli Lilly & Co.	73,765	56,282,695
Galderma Group AG (Switzerland)	65,848	11,641,946
GSK PLC	263,465	5,657,115
Hikma Pharmaceuticals PLC (United Kingdom)	73,349	1,683,802
Johnson & Johnson	145,811	27,036,276
Merck & Co., Inc.	260,363	21,852,267
Novartis AG	215,335	27,687,428
Novo Nordisk A/S (Denmark) (Class B Stock)	280,907	15,641,370
Orion OYJ (Finland) (Class B Stock)	59,882	4,597,347
Otsuka Holdings Co. Ltd. (Japan)	97,500	5,199,749
Pfizer, Inc.	815,619	20,781,972
Roche Holding AG	77,813	25,910,450
Roche Holding AG, ADR(a)	44,457	1,858,747
Sandoz Group AG (Switzerland)	48,773	2,908,953
Sanofi SA	160,144	15,164,661
Sanofi SA, ADR(a)	68,022	3,210,638
Takeda Pharmaceutical Co. Ltd. (Japan)	213,400	6,267,642
Teva Pharmaceutical Industries Ltd. (Israel), ADR*	24,200	488,840
UCB SA (Belgium)	28,299	7,899,240
Zoetis, Inc.	24,500	3,584,840
		323,359,540
Professional Services — 0.2%
Automatic Data Processing, Inc.(a)	50,576	14,844,056
Clarivate PLC*(a)	565,300	2,165,099
Computershare Ltd. (Australia)	128,390	3,084,678
Concentrix Corp.(a)	42,400	1,956,760
Experian PLC	26,907	1,351,463
Jacobs Solutions, Inc.	49,200	7,373,112
Kanzhun Ltd. (China), ADR*	37,790	882,774
ManpowerGroup, Inc.	82,100	3,111,590
Recruit Holdings Co. Ltd. (Japan)	105,300	5,661,336
RELX PLC (United Kingdom)	48,040	2,295,296
Teleperformance SE (France)	15,337	1,145,573
		43,871,737
Real Estate Management & Development — 0.1%
CBRE Group, Inc. (Class A Stock)*	29,000	4,569,240
	Shares	Value

Common Stocks (continued)
Real Estate Management & Development (cont’d.)
Daito Trust Construction Co. Ltd. (Japan)	41,500	$910,562
Daiwa House Industry Co. Ltd. (Japan)	69,000	2,478,137
Hongkong Land Holdings Ltd. (Hong Kong)	73,700	466,536
Jones Lang LaSalle, Inc.*	21,800	6,502,504
LEG Immobilien SE (Germany)	7,109	566,572
Mitsubishi Estate Co. Ltd. (Japan)	95,300	2,190,360
Mitsui Fudosan Co. Ltd. (Japan)	324,500	3,532,542
Sumitomo Realty & Development Co. Ltd. (Japan)	30,700	1,354,159
Swiss Prime Site AG (Switzerland)	8,880	1,243,989
Vonovia SE (Germany)	52,410	1,637,906
Zillow Group, Inc. (Class A Stock)*	17,600	1,310,144
Zillow Group, Inc. (Class C Stock)*	43,700	3,367,085
		30,129,736
Residential REITs — 0.0%
AvalonBay Communities, Inc.(a)	7,770	1,500,931
Camden Property Trust	66,522	7,103,219
		8,604,150
Retail REITs — 0.0%
Klepierre SA (France)	44,717	1,745,747
Realty Income Corp.	56,900	3,458,951
Scentre Group (Australia)	1,332,342	3,593,828
Vicinity Ltd. (Australia)	1,414,877	2,357,207
		11,155,733
Semiconductors & Semiconductor Equipment — 3.3%
Advanced Micro Devices, Inc.*	58,429	9,453,228
Advantest Corp. (Japan)	70,100	6,935,888
Analog Devices, Inc.	111,103	27,298,007
Applied Materials, Inc.	6,400	1,310,336
ASML Holding NV (Netherlands) (XAMS)	30,681	29,919,714
ASML Holding NV (Netherlands) (XNGS)	7,367	7,131,919
Astera Labs, Inc.*	53,000	10,377,400
Broadcom, Inc.	445,656	147,026,371
Disco Corp. (Japan)	7,300	2,288,846
Infineon Technologies AG (Germany)	134,470	5,275,281
Lam Research Corp.	243,160	32,559,124
Lasertec Corp. (Japan)	4,200	574,581
Microchip Technology, Inc.(a)	47,500	3,050,450
Micron Technology, Inc.	96,300	16,112,916
Nova Ltd. (Israel)*	6,018	1,913,703
NVIDIA Corp.	2,154,279	401,945,376
NXP Semiconductors NV (Netherlands)	71,078	16,186,593
QUALCOMM, Inc.	37,908	6,306,375
Renesas Electronics Corp. (Japan)	290,300	3,339,957
SCREEN Holdings Co. Ltd. (Japan)	17,100	1,549,469
SK Hynix, Inc. (South Korea)	11,597	2,874,873
STMicroelectronics NV (Singapore)	122,581	3,464,742
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	98,381	27,476,829
Teradyne, Inc.	16,200	2,229,768

A9

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
	Shares	Value

Common Stocks (continued)
Semiconductors & Semiconductor Equipment (cont’d.)
Texas Instruments, Inc.	35,234	$6,473,543
Tokyo Electron Ltd. (Japan)	34,400	6,097,984
		779,173,273
Software — 2.7%
Adobe, Inc.*	58,998	20,811,544
AppLovin Corp. (Class A Stock)*	37,595	27,013,511
Atlassian Corp. (Class A Stock)*	15,600	2,491,320
Autodesk, Inc.*	29,000	9,212,430
Cadence Design Systems, Inc.*	62,776	22,050,698
Check Point Software Technologies Ltd. (Israel)*	13,800	2,855,358
Constellation Software, Inc. (Canada)	1,035	2,809,664
CyberArk Software Ltd.*	7,821	3,778,716
Elastic NV*	50,300	4,249,847
Gen Digital, Inc.(a)	117,300	3,330,147
Intuit, Inc.	28,749	19,632,979
Microsoft Corp.	720,783	373,329,555
Monday.com Ltd.*(a)	7,600	1,472,044
Nice Ltd. (Israel)*	19,131	2,771,396
Oracle Corp.	146,383	41,168,755
Oracle Corp. (Japan)	7,200	735,143
Palantir Technologies, Inc. (Class A Stock)*	145,700	26,578,594
Roper Technologies, Inc.	2,500	1,246,725
Salesforce, Inc.	81,537	19,324,269
SAP SE (Germany)	82,311	22,040,189
ServiceNow, Inc.*	31,500	28,988,820
Trend Micro, Inc. (Japan)	53,000	2,900,836
Xero Ltd. (New Zealand)*	25,717	2,683,444
Zoom Communications, Inc.*	159,000	13,117,500
		654,593,484
Specialized REITs — 0.2%
American Tower Corp.	28,976	5,572,664
Crown Castle, Inc.	106,900	10,314,781
Digital Realty Trust, Inc.	20,626	3,565,823
Equinix, Inc.	10,000	7,832,400
Gaming & Leisure Properties, Inc.	97,957	4,565,776
Iron Mountain, Inc.(a)	15,100	1,539,294
Public Storage	51,198	14,788,542
		48,179,280
Specialty Retail — 0.7%
AutoZone, Inc.*(a)	400	1,716,096
Avolta AG (Switzerland)*	54,756	2,989,881
Carvana Co.*	6,800	2,565,232
Five Below, Inc.*	61,694	9,544,062
H & M Hennes & Mauritz AB (Sweden) (Class B Stock)	45,050	842,151
Home Depot, Inc. (The)	75,424	30,561,051
Industria de Diseno Textil SA (Spain)	71,448	3,954,207
JD Sports Fashion PLC (United Kingdom)	2,002,870	2,578,393
Kingfisher PLC (United Kingdom)	1,198,310	4,991,882
Lowe’s Cos., Inc.(a)	198,450	49,872,469
O’Reilly Automotive, Inc.*	58,975	6,358,095
	Shares	Value

Common Stocks (continued)
Specialty Retail (cont’d.)
Sanrio Co. Ltd. (Japan)	15,423	$723,957
TJX Cos., Inc. (The)	199,171	28,788,176
Ulta Beauty, Inc.*(a)	9,800	5,358,150
Valvoline, Inc.*	112,500	4,039,875
Zalando SE (Germany), 144A*	10,305	316,242
		155,199,919
Technology Hardware, Storage & Peripherals — 1.6%
Apple, Inc.	1,312,388	334,173,356
Dell Technologies, Inc. (Class C Stock)	58,177	8,247,753
Hewlett Packard Enterprise Co.	180,795	4,440,325
King Slide Works Co. Ltd. (Taiwan)	7,056	766,373
Logitech International SA (Switzerland)	19,869	2,185,559
Pure Storage, Inc. (Class A Stock)*	28,600	2,396,966
Samsung Electronics Co. Ltd. (South Korea)	74,872	4,488,601
Seagate Technology Holdings PLC	18,179	4,291,335
Western Digital Corp.	45,700	5,486,742
Xiaomi Corp. (China) (Class B Stock), 144A*	695,766	4,835,537
		371,312,547
Textiles, Apparel & Luxury Goods — 0.3%
adidas AG (Germany)	19,935	4,223,857
Amer Sports, Inc. (Finland)*	57,200	1,987,700
Asics Corp. (Japan)	322,400	8,436,401
Brunello Cucinelli SpA (Italy)(a)	43,187	4,731,273
Cie Financiere Richemont SA (Switzerland) (Class A Stock)	46,814	8,986,715
Hermes International SCA (France)	2,513	6,179,567
LVMH Moet Hennessy Louis Vuitton SE (France)	18,854	11,602,399
Moncler SpA (Italy)	55,579	3,271,010
NIKE, Inc. (Class B Stock)	37,530	2,616,967
On Holding AG (Switzerland) (Class A Stock)*	105,127	4,452,128
Pandora A/S (Denmark)	14,987	1,959,512
Ralph Lauren Corp.	13,320	4,176,619
Tapestry, Inc.	85,400	9,668,988
		72,293,136
Tobacco — 0.3%
Altria Group, Inc.	297,400	19,646,244
British American Tobacco PLC (United Kingdom)	185,541	9,868,426
Imperial Brands PLC (United Kingdom)	249,057	10,580,303
Japan Tobacco, Inc. (Japan)	201,900	6,621,725
Philip Morris International, Inc.	97,864	15,873,541
		62,590,239
Trading Companies & Distributors — 0.3%
AerCap Holdings NV (Ireland)	34,300	4,150,300
Ashtead Group PLC (United Kingdom)	28,659	1,921,913
Core & Main, Inc. (Class A Stock)*	55,815	3,004,521
Ferguson Enterprises, Inc.	14,361	3,225,294
ITOCHU Corp. (Japan)	159,800	9,092,364
Marubeni Corp. (Japan)	121,600	3,034,189

A10

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
	Shares	Value

Common Stocks (continued)
Trading Companies & Distributors (cont’d.)
Mitsubishi Corp. (Japan)	655,300	$15,621,963
Mitsui & Co. Ltd. (Japan)	229,100	5,688,831
MSC Industrial Direct Co., Inc. (Class A Stock)	15,300	1,409,742
Sumitomo Corp. (Japan)	211,500	6,119,328
Toyota Tsusho Corp. (Japan)	137,700	3,811,856
United Rentals, Inc.(a)	4,154	3,965,658
W.W. Grainger, Inc.	4,500	4,288,320
WESCO International, Inc.	63,600	13,451,400
		78,785,679
Transportation Infrastructure — 0.0%
Aena SME SA (Spain), 144A	196,049	5,359,845
Getlink SE (France)	66,459	1,225,468
Transurban Group (Australia), UTS	147,270	1,343,670
		7,928,983
Water Utilities — 0.0%
United Utilities Group PLC (United Kingdom)	188,638	2,914,215
Wireless Telecommunication Services — 0.2%
Bharti Airtel Ltd. (India)	64,297	1,359,849
KDDI Corp. (Japan)	205,500	3,277,422
SoftBank Group Corp. (Japan)	86,200	10,876,763
Tele2 AB (Sweden) (Class B Stock)	271,010	4,623,049
T-Mobile US, Inc.	45,700	10,939,666
Vodafone Group PLC (United Kingdom)	5,049,275	5,871,823
		36,948,572

Total Common Stocks (cost $6,413,134,771)		8,058,468,622
Preferred Stocks — 0.0%
Automobiles — 0.0%
Bayerische Motoren Werke AG (Germany) (PRFC)	3,636	338,683
Household Products — 0.0%
Henkel AG & Co. KGaA (Germany) (PRFC)	42,912	3,462,412
Independent Power & Renewable Electricity Producers — 0.0%
Tennessee Valley Authority, Series A, 2.216%(c), U.S. Treasury 30-YR CMT + 0.840%, H15T30Y + 0.840%, Maturing 05/01/29	1,587	37,390
Tennessee Valley Authority, Series D, 2.134%(c), U.S. Treasury 30-YR CMT + 0.940%, H15T30Y + 0.940%, Maturing 06/01/28	3,538	84,416
		121,806
Life Sciences Tools & Services — 0.0%
Sartorius AG (Germany) (PRFC)	9,831	2,298,258

Total Preferred Stocks (cost $6,356,301)		6,221,159
	Shares	Value

Unaffiliated Exchange-Traded Funds — 14.5%
Dimensional Core Fixed Income ETF	3,872,710	$165,597,080
Dimensional International Core Equity Market ETF	4,188,492	152,251,684
Dimensional US Equity Market ETF	21,530,378	1,559,660,582
Health Care Select Sector SPDR Fund	566,885	78,893,386
iShares Core MSCI EAFE ETF	179,711	15,690,567
iShares Core S&P 500 ETF	622,238	416,463,893
iShares Gold Trust*	1,408,800	102,518,376
iShares JP Morgan USD Emerging Markets Bond ETF	226,626	21,572,529
iShares MSCI EAFE ETF(a)	683,996	63,864,707
iShares Russell 1000 Growth ETF	421,859	197,602,974
iShares Russell 1000 Value ETF	1,913,536	389,576,794
Vanguard Dividend Appreciation ETF	1,289,507	278,262,716
Vanguard Intermediate-Term Corporate Bond ETF(a)	108,089	9,091,366

Total Unaffiliated Exchange-Traded Funds (cost $3,204,777,490)		3,451,046,654

Units
Warrants* — 0.0%
Interactive Media & Services
Diamond Sports Group LLC, expiring 06/30/26(x)	50,081	1
(cost $0)

Interest Rate	Maturity Date	Principal Amount (000)#
Asset-Backed Securities — 5.5%
Automobiles — 0.1%
Avis Budget Rental Car Funding AESOP LLC,
Series 2024-03A, Class A, 144A
5.230%	12/20/30		500	515,493
Bayview Opportunity Master Fund VII LLC,
Series 2024-CAR01, Class C, 144A, 30 Day Average SOFR + 1.500% (Cap N/A, Floor 0.000%)
5.856%(c)	12/26/31		116	116,232
Bayview Opportunity Master Fund VII Trust,
Series 2024-SN01, Class B, 144A
5.670%	08/15/28		500	504,017
Enterprise Fleet Financing LLC,
Series 2023-02, Class A2, 144A
5.560%	04/22/30		302	304,395
Series 2024-01, Class A2, 144A
5.230%	03/20/30		495	499,027
Exeter Automobile Receivables Trust,
Series 2021-03A, Class D
1.550%	06/15/27		493	487,097
Ford Auto Securitization Trust (Canada),
Series 2021-AA, Class C, 144A
2.700%	04/15/29	CAD	500	359,003
Ford Credit Auto Owner Trust,
Series 2020-02, Class C, 144A
1.740%	04/15/33		1,610	1,607,910

A11

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Automobiles (cont’d.)
Series 2021-02, Class C, 144A
2.110%	05/15/34		1,425	$1,387,513
Series 2023-01, Class A, 144A
4.850%	08/15/35		2,585	2,630,561
Series 2023-02, Class D, 144A
6.600%	02/15/36		400	415,969
Ford Credit Floorplan Master Owner Trust,
Series 2023-01, Class A1, 144A
4.920%	05/15/28		800	803,747
Octane Receivables Trust,
Series 2024-01A, Class A2, 144A
5.680%	05/20/30		330	333,188
OneMain Direct Auto Receivables Trust,
Series 2019-01A, Class A, 144A
3.630%	09/14/27		30	29,909
Santander Drive Auto Receivables Trust,
Series 2023-06, Class B
5.980%	04/16/29		200	203,266
Series 2023-06, Class C
6.400%	03/17/31		100	103,371
Series 2025-03, Class C
4.680%	09/15/31		340	341,897
World Omni Select Auto Trust,
Series 2021-A, Class D
1.440%	11/15/27		300	299,570
				10,942,165
Collateralized Loan Obligations — 5.4%
AGL CLO Ltd. (United Kingdom),
Series 2022-20A, Class A1R, 144A, 3 Month SOFR + 1.370% (Cap N/A, Floor 1.370%)
5.695%(c)	10/20/37		1,800	1,804,968
AGL Core CLO Ltd. (Cayman Islands),
Series 2020-08A, Class A1R2, 144A, 3 Month SOFR + 1.330% (Cap N/A, Floor 1.330%)
5.655%(c)	01/20/38		5,100	5,121,004
Series 2025-38A, Class A1, 144A, 3 Month SOFR + 1.240% (Cap N/A, Floor 1.240%)
5.572%(c)	01/22/38		3,750	3,758,557
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2019-11A, Class AR2, 144A, 3 Month SOFR + 1.530% (Cap N/A, Floor 1.530%)
5.862%(c)	07/22/37		13,000	13,084,204
Series 2022-24A, Class A1R, 144A, 3 Month SOFR + 1.430% (Cap N/A, Floor 1.430%)
5.748%(c)	07/15/37		1,750	1,757,869
Anchorage Capital Europe CLO DAC (Ireland),
Series 04A, Class A, 144A, 3 Month EURIBOR + 0.870% (Cap N/A, Floor 0.870%)
2.809%(c)	04/25/34	EUR	2,418	2,841,110
Series 06A, Class B1R, 144A, 3 Month EURIBOR + 2.750% (Cap N/A, Floor 2.750%)
4.745%(c)	01/22/38	EUR	6,700	7,875,724
Apidos CLO Ltd. (United Kingdom),
Series 2023-44A, Class A1R, 144A, 3 Month SOFR + 1.360% (Cap N/A, Floor 1.360%)
5.674%(c)	10/26/37		3,250	3,259,923
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Aqueduct European CLO DAC (Ireland),
Series 2024-10A, Class A, 144A, 3 Month EURIBOR + 1.280% (Cap N/A, Floor 1.280%)
3.301%(c)	01/18/39	EUR	27,000	$31,699,350
Ares CLO Ltd. (Cayman Islands),
Series 2020-56A, Class BR2, 144A, 3 Month SOFR + 1.700% (Cap N/A, Floor 1.700%)
6.018%(c)	01/25/38		23,800	23,876,638
Ares European CLO DAC (Ireland),
Series 11A, Class A1R, 144A, 3 Month EURIBOR + 0.770% (Cap N/A, Floor 0.770%)
2.796%(c)	04/15/32	EUR	4,939	5,793,676
Series 21A, Class A, 144A, 3 Month EURIBOR + 1.220% (Cap N/A, Floor 1.220%)
3.667%(c)	04/15/38	EUR	986	1,156,407
Aurium CLO DAC (Ireland),
Series 02A, Class A1RR, 144A, 3 Month EURIBOR + 0.930% (Cap N/A, Floor 0.930%)
2.959%(c)	06/22/34	EUR	5,000	5,869,300
Avoca CLO DAC (Ireland),
Series 32A, Class A1, 144A, 3 Month EURIBOR + 1.170% (Cap N/A, Floor 1.170%)
3.334%(c)	04/15/39	EUR	1,235	1,452,446
Bain Capital Credit CLO Ltd. (Cayman Islands),
Series 2022-01A, Class A1, 144A, 3 Month SOFR + 1.320% (Cap N/A, Floor 1.320%)
5.649%(c)	04/18/35		15,000	15,014,724
Balboa Bay Loan Funding Ltd. (Cayman Islands),
Series 2024-01A, Class A1, 144A, 3 Month SOFR + 1.510% (Cap N/A, Floor 1.510%)
5.835%(c)	07/20/37		24,000	24,129,943
Barings CLO Ltd.,
Series 2025-03A, Class A1, 144A, 3 Month SOFR + 1.320% (Cap N/A, Floor 1.320%)
5.600%(c)	03/31/38		20,000	20,041,972
Barrow Hanley CLO Ltd. (Cayman Islands),
Series 2023-01A, Class A1R, 144A, 3 Month SOFR + 1.340% (Cap N/A, Floor 1.340%)
5.665%(c)	01/20/38		5,000	5,014,917
Series 2023-01A, Class BR, 144A, 3 Month SOFR + 1.740% (Cap N/A, Floor 1.740%)
6.065%(c)	01/20/38		10,000	10,044,601
Battalion CLO Ltd. (Cayman Islands),
Series 2021-21A, Class AR, 144A, 3 Month SOFR + 1.150% (Cap N/A, Floor 1.150%)
5.468%(c)	07/15/34		4,200	4,204,139
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2018-16A, Class A1R2, 144A, 3 Month SOFR + 1.320% (Cap N/A, Floor 1.320%)
5.642%(c)	01/17/38		5,000	5,018,495
Series 2020-21A, Class A1R, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)
5.749%(c)	10/15/34		17,575	17,601,988
BlueMountain CLO Ltd. (Cayman Islands),
Series 2021-31A, Class A1, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)
5.737%(c)	04/19/34		2,500	2,503,795

A12

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
BNPP AM Euro CLO DAC (Ireland),
Series 2018-01A, Class AR, 144A, 3 Month EURIBOR + 0.600% (Cap N/A, Floor 0.600%)
2.626%(c)	04/15/31	EUR	2,925	$3,410,882
Broad River BSL Funding CLO Ltd. (Cayman Islands),
Series 2020-01A, Class AR, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)
5.757%(c)	07/20/34		4,000	4,005,720
Carlyle Euro CLO DAC (Ireland),
Series 2021-02A, Class A1, 144A, 3 Month EURIBOR + 0.990% (Cap N/A, Floor 0.990%)
3.016%(c)	10/15/35	EUR	12,510	14,655,498
Carlyle US CLO Ltd. (Cayman Islands),
Series 2024-08A, Class B, 144A, 3 Month SOFR + 1.700% (Cap N/A, Floor 1.700%)
6.018%(c)	01/25/37		15,500	15,591,918
CarVal CLO Ltd. (Cayman Islands),
Series 2021-01A, Class A1A, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)
5.767%(c)	07/20/34		3,500	3,505,620
CBAM Ltd. (Cayman Islands),
Series 2019-11RA, Class A1, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)
5.767%(c)	01/20/35		1,840	1,843,485
Series 2020-12A, Class AR, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.442%)
5.767%(c)	07/20/34		3,519	3,524,862
CQS US CLO Ltd. (United Kingdom),
Series 2023-03A, Class A1, 144A, 3 Month SOFR + 1.890% (Cap N/A, Floor 1.890%)
6.208%(c)	01/25/37		14,000	14,040,732
Crown Point CLO Ltd. (Cayman Islands),
Series 2018-07A, Class AR, 144A, 3 Month SOFR + 1.230% (Cap N/A, Floor 1.230%)
5.555%(c)	10/20/31		452	452,098
CVC Cordatus Loan Fund DAC (Ireland),
Series 08A, Class A1RR, 144A, 3 Month EURIBOR + 0.850% (Cap N/A, Floor 0.850%)
2.876%(c)	07/15/34	EUR	5,000	5,913,987
Series 14A, Class A1R, 144A, 3 Month EURIBOR + 0.850% (Cap N/A, Floor 0.850%)
2.884%(c)	05/22/32	EUR	1,566	1,839,763
Series 15A, Class AR, 144A, 3 Month EURIBOR + 0.890% (Cap N/A, Floor 0.890%)
2.916%(c)	08/26/32	EUR	7,727	9,063,917
Elevation CLO Ltd. (Cayman Islands),
Series 2016-05A, Class A1RR, 144A, 3 Month SOFR + 1.370% (Cap N/A, Floor 1.370%)
5.688%(c)	01/25/38		35,000	35,119,458
Elmwood CLO Ltd. (Cayman Islands),
Series 2019-02A, Class A1RR, 144A, 3 Month SOFR + 1.350% (Cap N/A, Floor 1.350%)
5.675%(c)	10/20/37		30,500	30,617,032
Series 2020-04A, Class A1RR, 144A, 3 Month SOFR + 1.360% (Cap N/A, Floor 1.360%)
5.682%(c)	10/17/37		3,250	3,261,144
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Series 2023-03A, Class AR, 144A, 3 Month SOFR + 1.320% (Cap N/A, Floor 1.320%)
5.642%(c)	01/17/38		3,750	$3,765,018
Series 2024-01A, Class A1, 144A, 3 Month SOFR + 1.530% (Cap N/A, Floor 1.530%)
5.852%(c)	04/17/37		25,000	25,101,375
Series 2025-03A, Class A, 144A, 3 Month SOFR + 1.240% (Cap N/A, Floor 1.240%)
5.516%(c)	03/22/38		18,000	18,039,593
Empower CLO Ltd. (Cayman Islands),
Series 2022-01A, Class A1R, 144A, 3 Month SOFR + 1.390% (Cap N/A, Floor 1.390%)
5.715%(c)	10/20/37		10,000	10,034,930
Series 2025-01A, Class A, 144A, 3 Month SOFR + 1.310% (Cap N/A, Floor 1.310%)
5.637%(c)	07/20/38		4,500	4,512,965
Generate CLO Ltd. (Cayman Islands),
Series 07A, Class A1R, 144A, 3 Month SOFR + 1.620% (Cap N/A, Floor 1.620%)
5.952%(c)	04/22/37		20,000	20,067,334
Series 2023-11A, Class A1R, 144A, 3 Month SOFR + 1.410% (Cap N/A, Floor 1.410%)
5.735%(c)	10/20/37		2,335	2,343,614
Greywolf CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1SR, 144A, 3 Month SOFR + 1.400% (Cap N/A, Floor 1.140%)
5.718%(c)	04/15/34		2,930	2,933,939
Series 2018-02A, Class A1, 144A, 3 Month SOFR + 1.440% (Cap N/A, Floor 1.440%)
5.765%(c)	10/20/31		643	643,569
Highbridge Loan Management Ltd. (Cayman Islands),
Series 05A-2015, Class A1R3, 144A, 3 Month SOFR + 1.060% (Cap N/A, Floor 1.060%)
5.378%(c)	10/15/30		4,481	4,480,437
ICG Euro CLO DAC (Ireland),
Series 2023-01A, Class AR, 144A, 3 Month EURIBOR + 1.250% (Cap N/A, Floor 1.250%)
3.274%(c)	10/19/38	EUR	39,000	45,747,515
ICG US CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A1, 144A, 3 Month SOFR + 1.322% (Cap N/A, Floor 0.000%)
5.647%(c)	04/21/31		94	93,914
Series 2021-01A, Class A1R, 144A, 3 Month SOFR + 1.270% (Cap N/A, Floor 1.270%)
5.592%(c)	04/17/34		35,000	35,010,185
Indigo Credit Management DAC (Ireland),
Series 01A, Class A, 144A, 3 Month EURIBOR + 1.780% (Cap N/A, Floor 1.780%)
3.806%(c)	10/15/37	EUR	7,000	8,230,077
Invesco Euro CLO DAC (Ireland),
Series 01A, Class A1R, 144A, 3 Month EURIBOR + 0.650% (Cap N/A, Floor 0.650%)
2.676%(c)	07/15/31	EUR	2,478	2,904,388
Invesco US CLO Ltd. (United Kingdom),
Series 2023-01A, Class AR, 144A, 3 Month SOFR + 1.570% (Cap N/A, Floor 1.570%)
5.902%(c)	04/22/37		705	707,761

A13

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Jamestown CLO Ltd. (Cayman Islands),
Series 2019-14A, Class A1RR, 144A, 3 Month SOFR + 1.040% (Cap N/A, Floor 1.040%)
5.365%(c)	10/20/34		5,000	$5,001,252
Series 2019-14A, Class A2RR, 144A, 3 Month SOFR + 1.550% (Cap N/A, Floor 1.550%)
5.875%(c)	10/20/34		37,850	37,900,340
KKR CLO Ltd. (Cayman Islands),
Series 2024-54A, Class A, 144A, 3 Month SOFR + 1.320% (Cap N/A, Floor 1.320%)
5.638%(c)	01/15/38		18,500	18,570,827
Series 40A, Class AR, 144A, 3 Month SOFR + 1.300% (Cap N/A, Floor 1.300%)
5.625%(c)	10/20/34		1,020	1,021,006
Madison Park Euro Funding DAC (Ireland),
Series 16A, Class A, 144A, 3 Month EURIBOR + 0.790% (Cap N/A, Floor 0.790%)
2.816%(c)	05/25/34	EUR	3,000	3,510,028
Madison Park Funding Ltd. (Cayman Islands),
Series 2019-37A, Class AR2, 144A, 3 Month SOFR + 1.530% (Cap N/A, Floor 1.530%)
5.848%(c)	04/15/37		3,360	3,376,884
Series 2021-59A, Class A1R, 144A, 3 Month SOFR + 1.500% (Cap N/A, Floor 1.500%)
5.829%(c)	04/18/37		29,750	29,907,916
Magnetite Ltd. (Cayman Islands),
Series 2016-17A, Class AR2, 144A, 3 Month SOFR + 1.500% (Cap N/A, Floor 1.500%)
5.825%(c)	04/20/37		2,550	2,560,578
Series 2024-42A, Class A1, 144A, 3 Month SOFR + 1.310% (Cap N/A, Floor 1.310%)
5.628%(c)	01/25/38		20,500	20,580,452
Mountain View CLO Ltd. (Cayman Islands),
Series 2013-01A, Class ARR, 144A, 3 Month SOFR + 1.262% (Cap N/A, Floor 1.000%)
5.582%(c)	10/12/30		696	696,998
Series 2015-09A, Class A1R, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 0.000%)
5.699%(c)	07/15/31		342	341,907
Nassau Euro CLO DAC (Ireland),
Series 04A, Class A1, 144A, 3 Month EURIBOR + 1.490% (Cap N/A, Floor 1.490%)
3.514%(c)	07/20/38	EUR	17,500	20,571,939
Series 04A, Class A2, 144A, 3 Month EURIBOR + 1.700% (Cap N/A, Floor 1.700%)
3.724%(c)	07/20/38	EUR	6,500	7,653,035
Neuberger Berman Loan Advisers CLO Ltd. (Cayman Islands),
Series 2017-24A, Class AR2, 144A, 3 Month SOFR + 1.360% (Cap N/A, Floor 1.360%)
5.685%(c)	10/19/38		54,750	54,964,894
NGC Ltd. (United Kingdom),
Series 2024-01A, Class B, 144A, 3 Month SOFR + 2.100% (Cap N/A, Floor 2.100%)
6.425%(c)	07/20/37		9,500	9,535,150
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Northwoods Capital Ltd. (Cayman Islands),
Series 2018-11BA, Class A1R, 144A, 3 Month SOFR + 1.450% (Cap N/A, Floor 1.450%)
5.775%(c)	07/19/37		15,000	$15,068,541
Series 2018-14BA, Class AR, 144A, 3 Month SOFR + 1.250% (Cap N/A, Floor 1.250%)
5.478%(c)	11/13/31		1,105	1,106,624
OCP CLO Ltd. (Cayman Islands),
Series 2014-05A, Class A1R, 144A, 3 Month SOFR + 1.342% (Cap N/A, Floor 1.080%)
5.655%(c)	04/26/31		110	110,334
OFSI BSL Ltd. (Cayman Islands),
Series 2023-12A, Class A1R, 144A, 3 Month SOFR + 1.340% (Cap N/A, Floor 1.340%)
5.665%(c)	01/20/38		33,250	33,344,157
OHA Credit Partners (Cayman Islands),
Series 2021-16A, Class AR, 144A, 3 Month SOFR + 1.350% (Cap N/A, Floor 1.350%)
5.679%(c)	10/18/37		10,500	10,540,190
OZLM Ltd. (Cayman Islands),
Series 2014-06A, Class A1T, 144A, 3 Month SOFR + 1.130% (Cap N/A, Floor 0.868%)
5.452%(c)	04/17/31		4,787	4,788,660
Series 2018-18A, Class A, 144A, 3 Month SOFR + 1.282% (Cap N/A, Floor 1.020%)
5.599%(c)	04/15/31		274	274,654
Palmer Square CLO Ltd. (Cayman Islands),
Series 2015-01A, Class A1A5, 144A, 3 Month SOFR + 1.050% (Cap N/A, Floor 1.050%)
5.265%(c)	05/21/34		5,250	5,256,268
Palmer Square European CLO DAC (Ireland),
Series 2022-02A, Class ARR, 144A, 3 Month EURIBOR + 1.390% (Cap N/A, Floor 1.390%)
3.367%(c)	01/15/38	EUR	15,250	17,926,446
Series 2025-01A, Class A, 144A, 3 Month EURIBOR + 1.250% (Cap N/A, Floor 1.250%)
3.749%(c)	10/15/39	EUR	39,000	45,742,162
Series 2025-02A, Class A, 144A, 3 Month EURIBOR + 1.350% (Cap N/A, Floor 1.350%)
3.376%(c)	07/15/38	EUR	1,189	1,397,397
Parallel Ltd. (Cayman Islands),
Series 2020-01A, Class A2R, 144A, 3 Month SOFR + 2.112% (Cap N/A, Floor 1.850%)
6.437%(c)	07/20/34		810	811,442
Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands),
Series 2019-02A, Class A1R, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)
5.759%(c)	10/15/34		7,500	7,517,328
Penta CLO DAC (Ireland),
Series 2017-03A, Class A1RR, 144A, 3 Month EURIBOR + 1.250% (Cap N/A, Floor 1.250%)
3.292%(c)	10/17/38	EUR	4,000	4,698,551
PPM CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)
5.729%(c)	07/15/31		411	411,640

A14

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Ravensdale Park CLO DAC (Ireland),
Series 01A, Class A, 144A, 3 Month EURIBOR + 1.170% (Cap N/A, Floor 1.170%)
3.109%(c)	04/25/38	EUR	895	$1,052,647
Regatta Funding Ltd. (Cayman Islands),
Series 2024-03A, Class A, 144A, 3 Month SOFR + 1.380% (Cap N/A, Floor 1.380%)
5.698%(c)	09/06/37		30,000	30,085,131
Rockford Tower CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A, 144A, 3 Month SOFR + 1.422% (Cap N/A, Floor 1.160%)
5.747%(c)	10/20/31		1,786	1,787,530
Series 2020-01A, Class A1RR, 144A, 3 Month SOFR + 1.090% (Cap N/A, Floor 1.090%)
5.415%(c)	01/20/36		38,750	38,771,157
Series 2025-02A, Class A1, 144A, 3 Month SOFR + 1.400% (Cap N/A, Floor 1.400%)
5.682%(c)	03/31/38		15,000	15,048,237
Rockford Tower Europe CLO DAC (Ireland),
Series 2024-01A, Class A, 144A, 3 Month EURIBOR + 1.300% (Cap N/A, Floor 1.300%)
3.326%(c)	07/15/38	EUR	4,500	5,281,138
Series 2025-01A, Class A, 144A, 3 Month EURIBOR + 1.220% (Cap N/A, Floor 1.220%)
3.429%(c)	10/25/37	EUR	2,020	2,369,664
RRE Loan Management DAC (Ireland),
Series 24A, Class A1, 144A, 3 Month EURIBOR + 1.160% (Cap N/A, Floor 1.160%)
3.529%(c)	04/15/40	EUR	1,250	1,470,028
Sculptor CLOI Ltd. (Cayman Islands),
Series 28A, Class B1R, 144A, 3 Month SOFR + 1.600% (Cap N/A, Floor 1.600%)
5.925%(c)	01/20/35		20,000	20,044,998
Signal Peak CLO Ltd. (Cayman Islands),
Series 2024-14A, Class A, 144A, 3 Month SOFR + 1.300% (Cap N/A, Floor 1.300%)
5.632%(c)	01/22/38		7,500	7,526,910
Sona Fios CLO DAC (Ireland),
Series 02A, Class A1, 144A, 3 Month EURIBOR + 1.550% (Cap N/A, Floor 1.550%)
3.586%(c)	02/15/37	EUR	35,000	41,204,370
Series 04A, Class A, 144A, 3 Month EURIBOR + 1.270% (Cap N/A, Floor 1.270%)
3.690%(c)	04/20/38	EUR	12,500	14,662,656
Sound Point CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1R, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.332%)
5.645%(c)	01/26/31		235	235,346
St. Pauls CLO (Netherlands),
Series 11A, Class AR, 144A, 3 Month EURIBOR + 0.850% (Cap N/A, Floor 0.850%)
2.892%(c)	01/17/32	EUR	5,075	5,948,013
St. Paul’s CLO DAC (Ireland),
Series 04A, Class ARR1, 144A, 3 Month EURIBOR + 0.830% (Cap N/A, Floor 0.830%)
2.769%(c)	04/25/30	EUR	955	1,117,545
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Series 05A, Class ARR, 144A, 3 Month EURIBOR + 0.710% (Cap N/A, Floor 0.710%)
2.738%(c)	02/20/30	EUR	5,606	$6,562,120
Symphony CLO Ltd. (Cayman Islands),
Series 2015-16A, Class ARR, 144A, 3 Month SOFR + 1.200% (Cap N/A, Floor 1.200%)
5.518%(c)	10/15/31		1,673	1,673,781
Series 2018-19A, Class A, 144A, 3 Month SOFR + 1.222% (Cap N/A, Floor 0.960%)
5.539%(c)	04/16/31		209	209,485
TCW CLO Ltd. (Cayman Islands),
Series 2020-01A, Class A1R3, 144A, 3 Month SOFR + 1.050% (Cap N/A, Floor 0.000%)
5.375%(c)	04/20/34		20,250	20,260,251
Series 2021-01A, Class A1R1, 144A, 3 Month SOFR + 1.360% (Cap N/A, Floor 1.360%)
5.685%(c)	01/20/38		12,500	12,542,727
Tikehau CLO DAC (Ireland),
Series 13A, Class A, 144A, 3 Month EURIBOR + 1.190% (Cap N/A, Floor 1.190%)
3.512%(c)	10/15/38	EUR	37,500	44,182,611
Toro European CLO DAC (Ireland),
Series 09A, Class A, 144A, 3 Month EURIBOR + 1.650% (Cap N/A, Floor 1.650%)
3.676%(c)	04/15/37	EUR	15,000	17,642,624
Series 10A, Class A, 144A, 3 Month EURIBOR + 1.250% (Cap N/A, Floor 1.250%)
3.609%(c)	04/15/38	EUR	25,000	29,290,640
Trimaran CAVU Ltd.,
Series 2019-01A, Class A1R, 144A, 3 Month SOFR + 1.190% (Cap N/A, Floor 1.190%)
5.515%(c)	01/20/37		35,000	35,067,868
Trinitas CLO Ltd. (Cayman Islands),
Series 2017-06A, Class ARRR, 144A, 3 Month SOFR + 1.330% (Cap N/A, Floor 1.330%)
5.648%(c)	01/25/34		3,065	3,069,071
Series 2018-09A, Class ARRR, 144A, 3 Month SOFR + 1.200% (Cap N/A, Floor 1.200%)
5.525%(c)	01/20/32		187	186,663
Trinitas CLO Ltd. (Bermuda),
Series 2024-24A, Class B, 144A, 3 Month SOFR + 2.300% (Cap N/A, Floor 2.300%)
6.618%(c)	04/25/37		8,250	8,256,187
Venture CLO Ltd. (Cayman Islands),
Series 2018-32A, Class A1, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)
5.691%(c)	07/18/31		2,459	2,461,249
Voya CLO Ltd. (Cayman Islands),
Series 2019-03A, Class AR, 144A, 3 Month SOFR + 1.342% (Cap N/A, Floor 1.080%)
5.664%(c)	10/17/32		416	416,693
				1,278,003,420
Consumer Loans — 0.0%
Aqua Finance Issuer Trust,
Series 2025-B, Class A, 144A
4.790%	05/17/51		787	791,673

A15

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Consumer Loans (cont’d.)
Lendmark Funding Trust,
Series 2021-01A, Class A, 144A
1.900%	11/20/31		255	$246,842
Series 2025-02A, Class A, 144A
4.780%	10/20/34		1,527	1,537,128
OneMain Financial Issuance Trust,
Series 2020-02A, Class A, 144A
1.750%	09/14/35		288	282,455
Series 2023-01A, Class A, 144A
5.500%	06/14/38		1,500	1,551,010
Series 2023-01A, Class D, 144A
7.490%	06/14/38		300	313,981
Series 2023-02A, Class C, 144A
6.740%	09/15/36		200	206,698
Series 2023-02A, Class D, 144A
7.520%	09/15/36		200	206,579
				5,136,366
Credit Cards — 0.0%
NewDay Funding (United Kingdom),
Series 2024-01A, Class A, 144A, SONIA + 1.180% (Cap N/A, Floor 0.000%)
5.153%(c)	03/15/32	GBP	1,100	1,490,929
Home Equity Loans — 0.0%
ACE Securities Corp. Home Equity Loan Trust,
Series 2004-IN01, Class A1, 1 Month SOFR + 0.754% (Cap N/A, Floor 0.640%)
4.912%(c)	05/25/34		20	19,288
Bear Stearns Asset-Backed Securities Trust,
Series 2003-02, Class A3, 1 Month SOFR + 1.614% (Cap 11.000%, Floor 1.500%)
5.772%(c)	03/25/43		10	10,453
JPMorgan Mortgage Trust,
Series 2023-HE02, Class A1, 144A, 30 Day Average SOFR + 1.700% (Cap N/A, Floor 0.000%)
6.089%(c)	03/20/54		22	22,578
Option One Mortgage Accept Corp., Asset-Backed Certificates,
Series 2003-05, Class A2, 1 Month SOFR + 0.754% (Cap N/A, Floor 0.640%)
4.912%(c)	08/25/33		17	17,845
RCKT Mortgage Trust,
Series 2024-CES03, Class A1A, 144A
6.591%(cc)	05/25/44		680	690,709
Towd Point Mortgage Trust,
Series 2024-CES01, Class A1A, 144A
5.848%(cc)	01/25/64		63	63,009
Series 2024-CES02, Class A1A, 144A
6.125%(cc)	02/25/64		62	62,178
Series 2024-CES03, Class A1, 144A
6.290%(cc)	05/25/64		204	206,360
Series 2024-CES04, Class A1, 144A
5.122%(cc)	09/25/64		381	381,330
Series 2024-CES05, Class A1, 144A
5.167%(cc)	09/25/64		578	579,387
				2,053,137
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Other — 0.0%
Progress Residential Trust,
Series 2025-SFR03, Class A, 144A
3.390%	07/17/42	1,200	$1,136,725
Sierra Timeshare Receivables Funding LLC,
Series 2025-02A, Class A, 144A
4.720%	04/20/44	273	275,021
			1,411,746
Residential Mortgage-Backed Securities — 0.0%
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-through Certificates,
Series 2004-R01, Class A2, 1 Month SOFR + 0.714% (Cap N/A, Floor 0.600%)
4.872%(c)	02/25/34	5	4,677
Argent Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2004-W10, Class A2, 1 Month SOFR + 0.894% (Cap N/A, Floor 0.780%)
3.581%(c)	10/25/34	12	11,332
Countrywide Asset-Backed Certificates Trust,
Series 2004-BC04, Class M1, 1 Month SOFR + 1.164% (Cap N/A, Floor 1.050%)
5.322%(c)	11/25/34	—(r)	109
Merrill Lynch Mortgage Investors Trust,
Series 2004-WMC03, Class M2, 1 Month SOFR + 1.959% (Cap N/A, Floor 1.845%)
6.117%(c)	01/25/35	10	9,860
Structured Asset Investment Loan Trust,
Series 2004-BNC01, Class A4, 1 Month SOFR + 1.054% (Cap N/A, Floor 0.940%)
3.971%(c)	09/25/34	40	41,950
			67,928
Student Loans — 0.0%
SoFi Professional Loan Program LLC,
Series 2019-C, Class A2FX, 144A
2.370%	11/16/48	46	44,685
SoFi Professional Loan Program Trust,
Series 2020-A, Class A2FX, 144A
2.540%	05/15/46	85	82,389
			127,074

Total Asset-Backed Securities (cost $1,266,769,589)			1,299,232,765
Commercial Mortgage-Backed Securities — 0.5%
BANK,
Series 2017-BNK06, Class A4
3.254%	07/15/60	106	104,025
Series 2018-BN13, Class A4
3.953%	08/15/61	428	425,156
Series 2019-BN20, Class A2
2.758%	09/15/62	526	496,039
Series 2021-BN32, Class A2
1.985%	04/15/54	525	496,750
Series 2021-BN34, Class A5
2.438%	06/15/63	230	201,835

A16

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Commercial Mortgage-Backed Securities (continued)
BANK5,
Series 2024-05YR10, Class A3
5.302%	10/15/57		1,980	$2,040,570
Series 2024-05YR8, Class A3
5.884%	08/15/57		3,360	3,526,402
Series 2025-05YR14, Class A3
5.646%	04/15/58		5,730	5,994,181
Series 2025-05YR15, Class A3
5.452%	07/15/58		9,250	9,610,745
Barclays Commercial Mortgage Securities Trust,
Series 2019-C04, Class A4
2.661%	08/15/52		334	317,717
Series 2024-5C27, Class A3
6.014%	07/15/57		360	378,776
Series 2024-5C29, Class A3
5.208%	09/15/57		700	718,605
Series 2025-5C34, Class A3
5.659%	05/15/58		3,630	3,804,874
Series 2025-5C36, Class A3
5.517%	08/15/58		7,100	7,411,324
Benchmark Mortgage Trust,
Series 2021-B25, Class A4
2.268%	04/15/54		2,955	2,685,234
Series 2024-V09, Class A3
5.602%	08/15/57		1,600	1,661,860
Series 2024-V10, Class A3
5.277%	09/15/57		1,300	1,338,185
Series 2024-V11, Class A3
5.909%(cc)	11/15/57		3,610	3,798,996
Series 2025-V16, Class A3
5.439%(cc)	08/15/58		4,250	4,418,841
BFLD Trust,
Series 2025-EWEST, Class A, 144A, 1 Month SOFR + 1.550% (Cap N/A, Floor 1.550%)
5.700%(c)	06/15/42		1,800	1,807,520
BMO Mortgage Trust,
Series 2024-05C3, Class A3
5.739%	02/15/57		760	788,413
Series 2024-05C5, Class A3
5.857%	02/15/57		6,145	6,434,385
Series 2024-05C6, Class A3
5.316%	09/15/57		4,085	4,207,952
Series 2025-5C11, Class A3
5.669%	07/15/58		9,400	9,847,869
BPR Trust,
Series 2021-TY, Class C, 144A, 1 Month SOFR + 1.814% (Cap N/A, Floor 1.700%)
5.965%(c)	09/15/38		300	299,258
Series 2021-TY, Class D, 144A, 1 Month SOFR + 2.464% (Cap N/A, Floor 2.350%)
6.615%(c)	09/15/38		600	598,516
BX Commercial Mortgage Trust (Canada),
Series 2024-PURE, Class A, 144A, CORRA + 1.900% (Cap N/A, Floor 1.900%)
4.661%(c)	11/15/41	CAD	863	627,847
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
BX Trust,
Series 2019-OC11, Class A, 144A
3.202%	12/09/41	2,000	$1,889,976
BXMT Ltd. (Cayman Islands),
Series 2025-FL05, Class A, 144A, 1 Month SOFR + 1.639% (Cap N/A, Floor 1.639%)
5.775%(c)	10/18/42	800	796,415
Cantor Commercial Real Estate Lending,
Series 2019-CF02, Class A4
2.624%	11/15/52	1,018	963,236
CD Mortgage Trust,
Series 2017-CD05, Class A3
3.171%	08/15/50	345	338,141
Series 2019-CD08, Class A3
2.657%	08/15/57	916	855,858
CENT,
Series 2025-CITY, Class A, 144A
5.091%(cc)	07/10/40	2,200	2,224,883
CFCRE Commercial Mortgage Trust,
Series 2016-C06, Class A2
2.950%	11/10/49	369	365,895
Series 2016-C07, Class A2
3.585%	12/10/54	334	330,062
Citigroup Commercial Mortgage Trust,
Series 2017-C04, Class A3
3.209%	10/12/50	312	305,455
Series 2019-GC41, Class A4
2.620%	08/10/56	385	362,530
Commercial Mortgage Trust,
Series 2016-COR01, Class A3
2.826%	10/10/49	441	435,505
Credit Suisse Mortgage Trust,
Series 2014-USA, Class A2, 144A
3.953%	09/15/37	130	118,787
CSAIL Commercial Mortgage Trust,
Series 2017-CX10, Class A4
3.191%	11/15/50	295	288,446
Series 2018-CX12, Class A3
3.959%	08/15/51	270	267,834
Series 2019-C17, Class A4
2.763%	09/15/52	145	136,539
Deutsche Bank Commercial Mortgage Trust,
Series 2016-C03, Class A4
2.632%	08/10/49	305	301,945
FHLMC Multifamily Structured Pass-Through Certificates,
Series K052, Class X1, IO
0.825%(cc)	11/25/25	2,760	418
Series K055, Class X1, IO
1.469%(cc)	03/25/26	2,753	10,666
Series K097, Class X1, IO
1.212%(cc)	07/25/29	1,536	53,367
Series K131, Class X1, IO
0.827%(cc)	07/25/31	22,655	810,355
Series K736, Class X1, IO
1.382%(cc)	07/25/26	81	537

A17

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Commercial Mortgage-Backed Securities (continued)
Series K741, Class X1, IO
0.644%(cc)	12/25/27		212	$2,152
FREMF Mortgage Trust,
Series 2019-K92, Class B, 144A
4.341%(cc)	05/25/52		700	692,903
GS Mortgage Securities Corp. Trust,
Series 2021-IP, Class D, 144A, 1 Month SOFR + 2.214% (Cap N/A, Floor 2.100%)
6.365%(c)	10/15/36		350	348,267
Series 2021-IP, Class E, 144A, 1 Month SOFR + 3.664% (Cap N/A, Floor 3.550%)
7.815%(c)	10/15/36		580	572,139
GS Mortgage Securities Trust,
Series 2019-GC42, Class A3
2.749%	09/10/52		850	802,608
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2018-WPT, Class AFX, 144A
4.248%	07/05/33		647	613,032
Series 2018-WPT, Class XAFX, IO, 144A
1.295%(cc)	07/05/33		1,000	21,791
Morgan Stanley Capital I Trust,
Series 2019-H07, Class A3
3.005%	07/15/52		64	61,023
One Bryant Park Trust,
Series 2019-OBP, Class A, 144A
2.516%	09/15/54		195	179,592
ONE Mortgage Trust,
Series 2021-PARK, Class D, 144A, 1 Month SOFR + 1.614% (Cap N/A, Floor 1.500%)
5.764%(c)	03/15/36		150	141,419
Taurus DAC (United Kingdom),
Series 2021-UK04A, Class D, 144A, SONIA + 2.100% (Cap N/A, Floor 2.100%)
6.086%(c)	08/17/31	GBP	1,215	1,638,112
UBS Commercial Mortgage Trust,
Series 2018-C12, Class A4
4.030%	08/15/51		440	434,439
Series 2019-C16, Class A3
3.344%	04/15/52		385	368,809
Wells Fargo Commercial Mortgage Trust,
Series 2017-C38, Class A4
3.190%	07/15/50		324	318,879
Series 2017-C41, Class A3
3.210%	11/15/50		575	563,542
Series 2018-C45, Class A3
3.920%	06/15/51		1,469	1,460,595
Series 2019-C49, Class A3
3.749%	03/15/52		334	332,536
Series 2019-C52, Class A4
2.643%	08/15/52		244	230,499
Series 2021-C59, Class A5
2.626%	04/15/54		140	125,784
Series 2021-FCMT, Class A, 144A, 1 Month SOFR + 1.314% (Cap N/A, Floor 1.200%)
5.465%(c)	05/15/31		388	387,062
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Commercial Mortgage-Backed Securities (continued)
Series 2024-5C1, Class A3
5.928%	07/15/57		1,800	$1,886,625
Series 2024-5C2, Class A3
5.920%(cc)	11/15/57		3,715	3,911,878
Series 2025-5C3, Class A3
6.096%	01/15/58		2,500	2,651,811
Series 2025-5C5, Class A3
5.590%	07/15/58		7,710	8,061,501
WHARF Commercial Mortgage Trust,
Series 2025-DC, Class A, 144A
5.528%(cc)	07/15/40		166	170,245

Total Commercial Mortgage-Backed Securities (cost $110,382,468)				110,875,968
Corporate Bonds — 4.6%
Aerospace & Defense — 0.1%
ATI, Inc.,
Sr. Unsec’d. Notes
7.250%	08/15/30		625	656,507
Boeing Co. (The),
Sr. Unsec’d. Notes
3.250%	02/01/28		260	254,100
3.625%	02/01/31		1,525	1,460,506
5.040%	05/01/27		1,190	1,203,182
Sr. Unsec’d. Notes, 144A
6.388%	05/01/31		635	691,287
6.528%	05/01/34		490	542,277
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
6.000%	02/15/28		3,375	3,377,059
6.750%	06/15/33		335	349,562
7.125%	06/15/26		41	40,974
7.500%	02/01/29		125	130,150
7.875%	04/15/27		390	390,838
TransDigm, Inc.,
Sr. Sec’d. Notes, 144A
6.625%	03/01/32		1,330	1,370,149
				10,466,591
Agriculture — 0.0%
Altria Group, Inc.,
Gtd. Notes
3.125%	06/15/31	EUR	1,062	1,230,458
BAT Capital Corp. (United Kingdom),
Gtd. Notes
2.259%	03/25/28		191	182,390
6.343%	08/02/30		113	121,800
British American Tobacco PLC (United Kingdom),
Jr. Sub. Notes, Series 5.25
3.000%(ff)	09/27/26(oo)	EUR	1,100	1,285,398
JBS USA LUX Sarl/JBS USA Food Co./JBS USA Foods Group,
Gtd. Notes, 144A
5.950%	04/20/35		1,625	1,707,666
				4,527,712

A18

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Airlines — 0.0%
American Airlines 2016-3 Class A Pass Through Trust,
Pass-Through Certificates
3.250%	04/15/30		90	$84,995
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
Sr. Sec’d. Notes, 144A
5.500%	04/20/26		20	19,988
5.750%	04/20/29		1,835	1,841,881
Delta Air Lines, Inc./SkyMiles IP Ltd.,
Sr. Sec’d. Notes, 144A
4.750%	10/20/28		490	491,803
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	04/15/26		2,378	2,373,866
4.625%	04/15/29		507	499,471
				5,312,004
Apparel — 0.0%
Kontoor Brands, Inc.,
Gtd. Notes, 144A
4.125%	11/15/29		979	929,108
Wolverine World Wide, Inc.,
Gtd. Notes, 144A
4.000%	08/15/29		160	146,302
				1,075,410
Auto Manufacturers — 0.1%
American Honda Finance Corp.,
Sr. Unsec’d. Notes
2.850%	06/27/28	EUR	800	941,616
3.500%	06/27/31	EUR	2,500	2,947,717
Ford Motor Co.,
Sr. Unsec’d. Notes
3.250%	02/12/32		700	611,350
4.750%	01/15/43		15	11,960
6.625%	10/01/28		420	442,814
9.625%	04/22/30(a)		740	863,952
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
2.900%	02/16/28		200	190,119
4.000%	11/13/30		1,365	1,268,478
4.950%	05/28/27		630	629,107
5.730%	09/05/30		820	826,829
5.850%	05/17/27		600	607,575
5.875%	11/07/29		1,600	1,627,811
6.798%	11/07/28		385	402,077
6.800%	05/12/28		355	368,612
7.200%	06/10/30		311	332,385
Sr. Unsec’d. Notes, EMTN
4.066%	08/21/30	EUR	1,500	1,766,411
General Motors Financial Co., Inc.,
Sr. Unsec’d. Notes
4.900%	10/06/29		1,955	1,975,973
5.350%	01/07/30		2,850	2,919,401
5.550%	07/15/29		930	960,724
5.625%	04/04/32		1,545	1,595,124
5.850%	04/06/30		620	648,474
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Auto Manufacturers (cont’d.)
6.050%	10/10/25		255	$255,086
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A
4.550%	09/26/29		1,145	1,146,019
4.875%	11/01/27		1,040	1,051,876
5.600%	03/30/28		775	796,810
Traton Finance Luxembourg SA (Germany),
Gtd. Notes, EMTN
3.750%	01/14/31	EUR	100	118,080
Volkswagen Financial Services NV (Germany),
Gtd. Notes, EMTN
3.250%	04/13/27	GBP	300	394,513
Volkswagen International Finance NV (Germany),
Gtd. Notes
3.875%(ff)	06/17/29(oo)	EUR	1,800	2,067,284
5.493%(ff)	11/15/30(oo)	EUR	500	604,636
Volkswagen Leasing GmbH (Germany),
Gtd. Notes, EMTN
0.625%	07/19/29	EUR	390	419,587
				28,792,400
Auto Parts & Equipment — 0.1%
American Axle & Manufacturing, Inc.,
Gtd. Notes
6.500%	04/01/27(a)		711	711,283
Aptiv Swiss Holdings Ltd.,
Gtd. Notes
4.650%	09/13/29		460	464,279
Clarios Global LP/Clarios US Finance Co.,
Sr. Sec’d. Notes, 144A
6.750%	02/15/30		275	283,828
Dana, Inc.,
Sr. Unsec’d. Notes
5.625%	06/15/28		650	649,921
Forvia SE (France),
Sr. Unsec’d. Notes
5.625%	06/15/30	EUR	270	326,900
IHO Verwaltungs GmbH (Germany),
Sr. Sec’d. Notes, Cash coupon 6.750% or PIK 7.500%
6.750%	11/15/29	EUR	260	323,003
Phinia, Inc.,
Sr. Sec’d. Notes, 144A
6.750%	04/15/29		600	618,974
Qnity Electronics, Inc.,
Sr. Sec’d. Notes, 144A
5.750%	08/15/32		665	670,776
Sr. Unsec’d. Notes, 144A
6.250%	08/15/33		395	403,801
Tenneco, Inc.,
Sr. Sec’d. Notes, 144A
8.000%	11/17/28		9,590	9,602,625
ZF Europe Finance BV (Germany),
Gtd. Notes, EMTN
7.000%	06/12/30	EUR	300	365,127
				14,420,517

A19

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Banks — 1.1%
ABN AMRO Bank NV (Netherlands),
Sr. Non-Preferred Notes, 144A, MTN
6.575%(ff)	10/13/26		900	$900,584
Agence Francaise de Developpement EPIC (France),
Sr. Unsec’d. Notes
3.000%	01/17/34	EUR	1,000	1,135,568
Sr. Unsec’d. Notes, EMTN
0.250%	06/29/29	EUR	800	857,442
0.500%	05/25/30	EUR	300	316,155
Agricultural Development Bank of China (China),
Sr. Unsec’d. Notes
3.350%	11/02/31	CNH	3,500	529,647
3.800%	10/27/30	CNH	25,720	3,930,200
AIB Group PLC (Ireland),
Jr. Sub. Notes
7.125%(ff)	10/30/29(oo)	EUR	690	864,371
Sr. Unsec’d. Notes, EMTN
4.625%(ff)	07/23/29	EUR	220	270,852
Australia & New Zealand Banking Group Ltd. (Australia),
Sub. Notes, EMTN
5.101%(ff)	02/03/33	EUR	2,800	3,439,305
Banca Monte dei Paschi di Siena SpA (Italy),
Covered Bonds
3.500%	04/23/29	EUR	2,330	2,811,308
Banco Bilbao Vizcaya Argentaria SA (Spain),
Jr. Sub. Notes
9.375%(ff)	03/19/29(oo)		1,140	1,271,100
Banco de Sabadell SA (Spain),
Jr. Sub. Notes
6.500%(ff)	05/20/31(oo)	EUR	600	743,089
Sr. Non-Preferred Notes, EMTN
4.250%(ff)	09/13/30	EUR	300	368,769
5.500%(ff)	09/08/29	EUR	800	1,008,368
Banco Santander SA (Spain),
Jr. Sub. Notes
9.625%(ff)	11/21/28(oo)		1,490	1,663,212
Sr. Non-Preferred Notes
5.565%	01/17/30		4,800	5,009,595
Banco Santander Totta SA (Portugal),
Covered Bonds
3.250%	02/15/31	EUR	1,400	1,679,071
Bank Gospodarstwa Krajowego (Poland),
Gov’t. Gtd. Notes
1.625%	04/30/28	EUR	200	229,132
2.000%	06/01/30	EUR	200	225,021
Gov’t. Gtd. Notes, 144A, MTN
5.375%	05/22/33		260	268,286
Gov’t. Gtd. Notes, EMTN
0.375%	10/13/28	EUR	200	219,153
3.875%	03/13/35	EUR	400	476,373
4.000%	09/08/27	EUR	300	361,859
4.000%	03/13/32	EUR	800	976,781
4.250%	03/18/37	EUR	500	597,468
Bank of America Corp.,
Jr. Sub. Notes
6.250%(ff)	07/26/30(oo)		620	628,061
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Banks (cont’d.)
Sr. Unsec’d. Notes
2.572%(ff)	10/20/32		1,759	$1,577,012
5.468%(ff)	01/23/35		1,160	1,211,935
5.819%(ff)	09/15/29		1,822	1,904,960
5.933%(ff)	09/15/27		305	309,984
Sr. Unsec’d. Notes, MTN
1.898%(ff)	07/23/31		7,085	6,324,820
2.087%(ff)	06/14/29		1,050	994,451
2.496%(ff)	02/13/31		1,670	1,545,341
Sub. Notes
3.846%(ff)	03/08/37		259	242,085
5.744%(ff)	02/12/36		3,605	3,753,871
Sub. Notes, MTN
5.425%(ff)	08/15/35		570	581,772
Bank of Ireland Group PLC (Ireland),
Jr. Sub. Notes
6.375%(ff)	03/10/30(oo)	EUR	710	868,815
Bank of Queensland Ltd. (Australia),
Covered Bonds
3.300%	07/30/29	EUR	1,630	1,951,255
Bankinter SA (Spain),
Sr. Non-Preferred Notes, EMTN
3.625%(ff)	02/04/33	EUR	900	1,065,640
Banque Federative du Credit Mutuel SA (France),
Sub. Notes
3.875%(ff)	06/16/32	EUR	600	714,394
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
4.476%(ff)	11/11/29		725	726,095
7.090%(ff)	11/06/29	GBP	600	859,310
7.437%(ff)	11/02/33		375	429,768
Sr. Unsec’d. Notes, EMTN
3.250%	01/17/33	GBP	160	186,403
Sub. Notes, EMTN
1.125%(ff)	03/22/31	EUR	600	699,217
BNP Paribas SA (France),
Jr. Sub. Notes, 144A
7.750%(ff)	08/16/29(oo)		1,175	1,245,700
Sr. Non-Preferred Notes, 144A
5.085%(ff)	05/09/31		890	906,321
5.283%(ff)	11/19/30		1,180	1,211,474
Sr. Non-Preferred Notes, 144A, MTN
3.052%(ff)	01/13/31		1,675	1,573,541
Sr. Non-Preferred Notes, EMTN
2.125%(ff)	01/23/27	EUR	2,100	2,462,103
Sr. Preferred Notes, 144A
5.176%(ff)	01/09/30		620	635,382
Sub. Notes, 144A
5.906%(ff)	11/19/35		915	945,889
Sub. Notes, EMTN
2.500%(ff)	03/31/32	EUR	800	932,036
BPCE SA (France),
Sr. Non-Preferred Notes, 144A
1.652%(ff)	10/06/26		498	497,800
5.716%(ff)	01/18/30		2,920	3,019,684
5.876%(ff)	01/14/31		2,690	2,807,806

A20

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Banks (cont’d.)
6.612%(ff)	10/19/27		505	$516,179
6.714%(ff)	10/19/29		740	785,773
7.003%(ff)	10/19/34		410	457,171
CaixaBank SA (Spain),
Jr. Sub. Notes
6.250%(ff)	07/24/32(oo)	EUR	400	490,154
Sr. Non-Preferred Notes, 144A
6.684%(ff)	09/13/27		2,155	2,202,102
Sr. Non-Preferred Notes, 144A, MTN
5.673%(ff)	03/15/30		700	726,481
Sr. Non-Preferred Notes, EMTN
5.375%(ff)	11/14/30	EUR	300	384,841
Cassa Depositi e Prestiti SpA (Italy),
Sr. Unsec’d. Notes, 144A
4.375%	10/01/30		2,800	2,799,877
5.750%	05/05/26		1,500	1,512,403
5.875%	04/30/29		2,000	2,107,087
Sr. Unsec’d. Notes, EMTN
3.875%	07/12/31	EUR	800	968,588
Citigroup, Inc.,
Jr. Sub. Notes, Series W
4.000%(ff)	12/10/25(oo)		675	671,672
Jr. Sub. Notes, Series X
3.875%(ff)	02/18/26(oo)		850	841,946
Sr. Unsec’d. Notes
2.572%(ff)	06/03/31		90	82,786
2.976%(ff)	11/05/30		2,170	2,054,669
4.412%(ff)	03/31/31		1,210	1,207,664
4.503%(ff)	09/11/31		413	413,185
4.542%(ff)	09/19/30		800	803,723
5.174%(ff)	02/13/30		2,175	2,231,973
5.174%(ff)	09/11/36		276	278,753
5.449%(ff)	06/11/35		210	217,709
Sub. Notes
4.450%	09/29/27		370	371,487
5.827%(ff)	02/13/35		155	160,899
Comerica, Inc.,
Sr. Unsec’d. Notes
5.982%(ff)	01/30/30		343	356,853
Commerzbank AG (Germany),
Jr. Sub. Notes, EMTN
7.875%(ff)	10/09/31(oo)	EUR	1,000	1,322,450
Sr. Non-Preferred Notes, EMTN
4.000%(ff)	07/16/32	EUR	1,900	2,303,527
Cooperatieve Rabobank UA (Netherlands),
Sr. Preferred Notes, GMTN
3.500%	12/14/26	AUD	400	260,262
Credit Agricole SA (France),
Jr. Sub. Notes, 144A
6.700%(ff)	09/23/34(a)(oo)		250	250,881
Jr. Sub. Notes, EMTN
6.500%(ff)	09/23/29(oo)	EUR	700	869,584
7.250%(ff)	09/23/28(oo)	EUR	800	1,009,213
Sr. Non-Preferred Notes, 144A
5.230%(ff)	01/09/29		5,030	5,124,302
6.316%(ff)	10/03/29		740	779,530
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Banks (cont’d.)
Sr. Non-Preferred Notes, 144A, MTN
4.631%(ff)	09/11/28		740	$744,324
4.818%(ff)	09/25/33		250	248,654
Sr. Non-Preferred Notes, EMTN
0.375%	04/20/28	EUR	200	221,778
1.750%	03/05/29	EUR	600	676,992
Sr. Preferred Notes, EMTN
3.875%	11/28/34	EUR	200	240,962
Danske Bank A/S (Denmark),
Sr. Non-Preferred Notes, 144A
4.613%(ff)	10/02/30		1,085	1,089,208
5.705%(ff)	03/01/30		2,940	3,056,956
Sr. Non-Preferred Notes, EMTN
4.500%(ff)	11/09/28	EUR	300	365,194
4.750%(ff)	06/21/30	EUR	250	311,939
Deutsche Bank AG (Germany),
Sr. Non-Preferred Notes
2.552%(ff)	01/07/28		585	571,799
4.950%(ff)	08/04/31		580	584,740
4.999%(ff)	09/11/30		520	527,103
6.819%(ff)	11/20/29		680	727,258
Sr. Non-Preferred Notes, EMTN
0.750%(ff)	02/17/27	EUR	2,100	2,449,923
3.375%(ff)	02/13/31	EUR	1,500	1,768,583
Sub. Notes
7.079%(ff)	02/10/34		1,145	1,256,025
Emirates NBD Bank PJSC (United Arab Emirates),
Sr. Unsec’d. Notes, MTN
3.050%	02/26/30	AUD	2,080	1,279,965
4.750%	02/09/28	AUD	250	166,151
Fifth Third Bancorp,
Sr. Unsec’d. Notes
6.339%(ff)	07/27/29		900	948,195
First Abu Dhabi Bank PJSC (United Arab Emirates),
Sr. Unsec’d. Notes, EMTN
0.125%	02/16/26	EUR	1,000	1,162,767
Freedom Mortgage Corp.,
Sr. Unsec’d. Notes, 144A
12.000%	10/01/28		350	371,000
Goldman Sachs Bank USA,
Sr. Unsec’d. Notes
5.414%(ff)	05/21/27		1,300	1,309,656
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series V
4.125%(ff)	11/10/26(oo)		825	813,109
Sr. Unsec’d. Notes
1.948%(ff)	10/21/27		2,586	2,525,541
1.992%(ff)	01/27/32		2,155	1,901,147
3.615%(ff)	03/15/28		1,615	1,602,589
3.691%(ff)	06/05/28		2,010	1,995,397
3.814%(ff)	04/23/29		120	118,951
4.223%(ff)	05/01/29		210	210,230
4.482%(ff)	08/23/28(a)		745	749,577
4.692%(ff)	10/23/30		4,765	4,826,534
5.016%(ff)	10/23/35		2,105	2,119,267
5.049%(ff)	07/23/30		250	256,310

A21

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Banks (cont’d.)
HSBC Holdings PLC (United Kingdom),
Jr. Sub. Notes
4.600%(ff)	12/17/30(oo)		970	$914,225
Sr. Unsec’d. Notes
2.206%(ff)	08/17/29(a)		615	580,550
3.000%(ff)	07/22/28	GBP	1,385	1,808,110
5.130%(ff)	11/19/28		600	610,805
5.546%(ff)	03/04/30		600	622,521
ING Groep NV (Netherlands),
Jr. Sub. Notes
5.750%(ff)	11/16/26(oo)		770	770,963
Intesa Sanpaolo SpA (Italy),
Jr. Sub. Notes
6.375%(ff)	03/30/28(oo)	EUR	700	863,901
Sr. Non-Preferred Notes, EMTN
3.850%(ff)	09/16/32	EUR	2,300	2,761,640
Sr. Preferred Notes, 144A
6.625%	06/20/33		600	660,298
Sr. Preferred Notes, Series XR, 144A, MTN
4.000%	09/23/29		1,610	1,578,897
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
1.953%(ff)	02/04/32		60	53,040
2.069%(ff)	06/01/29		1,230	1,166,500
2.522%(ff)	04/22/31		4,112	3,813,931
2.545%(ff)	11/08/32		415	372,334
2.580%(ff)	04/22/32		182	165,418
2.739%(ff)	10/15/30		1,449	1,368,490
3.109%(ff)	04/22/41		1,740	1,368,728
3.702%(ff)	05/06/30		311	305,640
4.603%(ff)	10/22/30		3,680	3,721,406
4.851%(ff)	07/25/28		425	430,541
5.040%(ff)	01/23/28(a)		770	778,737
5.294%(ff)	07/22/35		375	387,460
Sub. Notes
2.956%(ff)	05/13/31(a)		2,042	1,914,854
KBC Group NV (Belgium),
Jr. Sub. Notes
6.000%(ff)	11/27/30(oo)	EUR	600	723,745
Sr. Unsec’d. Notes, 144A
4.454%(ff)	09/23/31		735	730,448
4.932%(ff)	10/16/30		600	609,336
KeyCorp,
Sr. Unsec’d. Notes, MTN
2.550%	10/01/29		480	449,544
4.789%(ff)	06/01/33		210	209,362
Krung Thai Bank PCL (Thailand),
Jr. Sub. Notes
4.400%(ff)	03/25/26(oo)		630	626,456
Lloyds Banking Group PLC (United Kingdom),
Jr. Sub. Notes
6.750%(ff)	09/27/31(a)(oo)		1,255	1,288,952
Sr. Unsec’d. Notes
4.818%(ff)	06/13/29(a)		875	886,876
Sr. Unsec’d. Notes, EMTN
3.875%(ff)	05/14/32	EUR	185	223,133
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Banks (cont’d.)
M&T Bank Corp.,
Sr. Unsec’d. Notes, MTN
5.385%(ff)	01/16/36		325	$329,516
MFB Magyar Fejlesztesi Bank Zrt (Hungary),
Gov’t. Gtd. Notes
6.500%	06/29/28		1,000	1,049,380
Mitsubishi UFJ Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
5.197%(ff)	01/16/31		2,550	2,626,987
Mizuho Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
5.422%(ff)	05/13/36(a)		2,000	2,066,985
Morgan Stanley,
Sr. Unsec’d. Notes
0.406%(ff)	10/29/27	EUR	925	1,062,916
0.495%(ff)	10/26/29	EUR	590	645,919
4.654%(ff)	10/18/30		3,290	3,325,781
5.123%(ff)	02/01/29		1,915	1,955,683
5.173%(ff)	01/16/30		785	806,525
5.230%(ff)	01/15/31		550	567,697
5.449%(ff)	07/20/29		580	599,200
5.587%(ff)	01/18/36		2,590	2,711,973
Sr. Unsec’d. Notes, EMTN
0.000%	04/02/32		200	143,750
Sr. Unsec’d. Notes, GMTN
2.699%(ff)	01/22/31		1,340	1,252,025
Sr. Unsec’d. Notes, MTN
2.511%(ff)	10/20/32		270	240,710
2.943%(ff)	01/21/33		430	391,208
5.250%(ff)	04/21/34		240	247,385
5.424%(ff)	07/21/34		131	136,468
5.831%(ff)	04/19/35		65	69,269
Morgan Stanley Bank NA,
Sr. Unsec’d. Notes
5.504%(ff)	05/26/28		1,000	1,022,016
Morgan Stanley Private Bank NA,
Sr. Unsec’d. Notes
4.734%(ff)	07/18/31		695	705,539
National Australia Bank Ltd. (Australia),
Covered Bonds
3.146%	02/05/31	EUR	3,500	4,162,594
NatWest Group PLC (United Kingdom),
Jr. Sub. Notes
6.000%(ff)	12/29/25(oo)		760	760,000
Sr. Unsec’d. Notes
4.892%(ff)	05/18/29		1,430	1,451,964
PNC Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
4.812%(ff)	10/21/32		460	466,462
5.373%(ff)	07/21/36		125	128,698
QNB Finance Ltd. (Qatar),
Gtd. Notes, MTN
4.900%	02/01/28	AUD	450	298,453
Santander UK Group Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
4.320%(ff)	09/22/29		401	399,716

A22

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Banks (cont’d.)
4.858%(ff)	09/11/30		1,125	$1,137,515
5.136%(ff)	09/22/36		200	197,592
Santander UK PLC (United Kingdom),
Covered Bonds
3.125%	05/12/31	EUR	3,500	4,162,868
Societe Generale SA (France),
Jr. Sub. Notes, 144A
8.125%(ff)	11/21/29(a)(oo)		600	629,010
Sr. Non-Preferred Notes, 144A
2.889%(ff)	06/09/32		1,000	896,066
5.519%(ff)	01/19/28		1,032	1,045,423
Sr. Non-Preferred Notes, 144A, MTN
5.500%(ff)	04/13/29		2,805	2,864,284
Sub. Notes, EMTN
1.000%(ff)	11/24/30	EUR	2,100	2,453,547
Standard Chartered PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
1.456%(ff)	01/14/27		990	981,377
2.608%(ff)	01/12/28		1,100	1,076,427
5.005%(ff)	10/15/30		1,100	1,118,975
5.545%(ff)	01/21/29		400	409,860
Sr. Unsec’d. Notes, 144A, MTN
5.400%(ff)	08/12/36		1,075	1,092,609
Sumitomo Mitsui Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
5.240%	04/15/30		2,000	2,070,157
Toronto-Dominion Bank (The) (Canada),
Covered Bonds
3.666%	09/08/31	EUR	1,000	1,220,973
Truist Financial Corp.,
Sr. Unsec’d. Notes, MTN
5.122%(ff)	01/26/34		90	91,253
5.711%(ff)	01/24/35		60	62,949
5.867%(ff)	06/08/34		100	105,954
6.123%(ff)	10/28/33		120	129,225
TSB Bank PLC (United Kingdom),
Covered Bonds
2.704%	02/18/30	EUR	1,600	1,872,976
U.S. Bancorp,
Sr. Unsec’d. Notes
4.009%(ff)	05/21/32	EUR	3,350	4,061,836
5.384%(ff)	01/23/30		360	372,241
5.678%(ff)	01/23/35		40	42,125
5.836%(ff)	06/12/34		285	303,560
UBS Group AG (Switzerland),
Jr. Sub. Notes, 144A
9.250%(ff)	11/13/28(oo)		700	770,000
9.250%(ff)	11/13/33(a)(oo)		735	874,709
Sr. Unsec’d. Notes
7.750%(ff)	03/01/29	EUR	2,660	3,478,680
Sr. Unsec’d. Notes, 144A
1.305%(ff)	02/02/27		425	420,544
1.364%(ff)	01/30/27		1,035	1,024,631
3.091%(ff)	05/14/32		1,000	922,984
Sr. Unsec’d. Notes, 144A, MTN
4.398%(ff)	09/23/31		380	378,604
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Banks (cont’d.)
5.010%(ff)	03/23/37		410	$407,918
Sr. Unsec’d. Notes, EMTN
0.625%	01/18/33	EUR	355	342,224
0.650%(ff)	01/14/28	EUR	1,220	1,397,721
UBS Switzerland AG (Switzerland),
Covered Bonds
3.146%	06/21/31	EUR	2,440	2,897,339
UniCredit SpA (Italy),
Jr. Sub. Notes, EMTN
6.500%(ff)	12/03/31(oo)	EUR	400	498,544
Sr. Preferred Notes, 144A
3.127%(ff)	06/03/32		620	570,000
Wells Fargo & Co.,
Sr. Unsec’d. Notes
4.892%(ff)	09/15/36(a)		1,350	1,346,942
5.150%(ff)	04/23/31(a)		1,145	1,181,086
5.211%(ff)	12/03/35		1,325	1,353,908
5.244%(ff)	01/24/31		450	465,549
5.499%(ff)	01/23/35		160	166,849
6.303%(ff)	10/23/29		365	386,665
6.491%(ff)	10/23/34		155	172,281
Sr. Unsec’d. Notes, MTN
3.350%(ff)	03/02/33		1,015	944,642
5.557%(ff)	07/25/34		249	261,542
				255,781,006
Biotechnology — 0.0%
Amgen, Inc.,
Sr. Unsec’d. Notes
4.875%	03/01/53		355	316,866
5.600%	03/02/43		255	258,132
5.750%	03/02/63		419	418,025
				993,023
Building Materials — 0.1%
Carrier Global Corp.,
Sr. Unsec’d. Notes
4.125%	05/29/28	EUR	530	644,523
4.500%	11/29/32	EUR	400	500,390
CRH SMW Finance DAC,
Gtd. Notes
5.125%	01/09/30		1,885	1,938,086
Griffon Corp.,
Gtd. Notes
5.750%	03/01/28		707	706,588
Holcim Finance Luxembourg SA (Switzerland),
Gtd. Notes
0.500%	04/23/31	EUR	400	405,817
JELD-WEN, Inc.,
Gtd. Notes, 144A
4.875%	12/15/27		1,200	1,173,000
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC,
Sr. Sec’d. Notes, 144A
6.750%	04/01/32		2,050	2,105,613

A23

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Building Materials (cont’d.)
Quikrete Holdings, Inc.,
Sr. Sec’d. Notes, 144A
6.375%	03/01/32		2,575	$2,667,937
Sr. Unsec’d. Notes, 144A
6.750%	03/01/33		330	342,942
Smyrna Ready Mix Concrete LLC,
Sr. Sec’d. Notes, 144A
6.000%	11/01/28		1,870	1,870,352
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
4.375%	07/15/30		2,164	2,075,292
				14,430,540
Chemicals — 0.0%
Advancion Sciences, Inc.,
Sr. Unsec’d. Notes, 144A, Cash coupon 9.250% or PIK 10.000%
9.250%	11/01/26		31	27,783
Alpek SAB de CV (Mexico),
Gtd. Notes
4.250%	09/18/29		250	239,844
Avient Corp.,
Sr. Unsec’d. Notes, 144A
6.250%	11/01/31(a)		535	543,259
Celanese US Holdings LLC,
Gtd. Notes
6.665%	07/15/27		462	473,816
6.850%	11/15/28		505	523,963
CF Industries, Inc.,
Gtd. Notes
4.950%	06/01/43		540	497,119
INEOS Quattro Finance 2 PLC (United Kingdom),
Sr. Sec’d. Notes
8.500%	03/15/29	EUR	270	316,061
OCP SA (Morocco),
Sr. Unsec’d. Notes, 144A
7.500%	05/02/54		1,130	1,253,950
Olympus Water US Holding Corp.,
Sr. Sec’d. Notes, 144A
9.750%	11/15/28		1,375	1,442,763
Synthomer PLC (United Kingdom),
Gtd. Notes
7.375%	05/02/29	EUR	270	293,615
				5,612,173
Coal — 0.0%
Coronado Finance Pty Ltd. (Australia),
Sr. Sec’d. Notes, 144A
9.250%	10/01/29		2,700	2,355,750
Commercial Services — 0.2%
Adif Alta Velocidad (Spain),
Sr. Unsec’d. Notes, EMTN
0.550%	10/31/31	EUR	100	100,767
3.250%	05/31/29	EUR	700	834,038
3.500%	04/30/32	EUR	900	1,073,470
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Commercial Services (cont’d.)
Allied Universal Holdco LLC,
Sr. Sec’d. Notes, 144A
7.875%	02/15/31		1,883	$1,975,333
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Unsec’d. Notes, 144A
6.000%	06/01/29		800	786,619
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl,
Sr. Sec’d. Notes, 144A
4.625%	06/01/28		1,240	1,213,303
4.625%	06/01/28		1,370	1,342,764
Alta Equipment Group, Inc.,
Sec’d. Notes, 144A
9.000%	06/01/29		1,160	1,083,980
Autostrade per l’Italia SpA (Italy),
Sr. Unsec’d. Notes, EMTN
1.875%	09/26/29	EUR	950	1,073,633
2.250%	01/25/32	EUR	100	109,034
5.125%	06/14/33	EUR	485	618,213
Boost Newco Borrower LLC,
Sr. Sec’d. Notes, 144A
7.500%	01/15/31		3,370	3,575,794
DCLI Bidco LLC,
Second Mortgage, 144A
7.750%	11/15/29		3,855	4,006,501
DP World Ltd. (United Arab Emirates),
Sr. Unsec’d. Notes
2.375%	09/25/26	EUR	1,698	1,987,307
4.250%	09/25/30	GBP	1,000	1,301,191
Fiserv Funding ULC,
Gtd. Notes
2.875%	06/15/28	EUR	1,300	1,531,775
3.500%	06/15/32	EUR	1,700	1,988,440
Freeport Terminal Malta PLC (Malta),
Gov’t. Gtd. Notes, 144A
7.250%	05/15/28		700	737,915
Global Payments, Inc.,
Sr. Unsec’d. Notes
4.875%	03/17/31	EUR	1,470	1,811,174
Herc Holdings, Inc.,
Gtd. Notes, 144A
7.000%	06/15/30		1,750	1,817,943
7.250%	06/15/33		700	731,370
Leasys SpA (Italy),
Sr. Unsec’d. Notes, EMTN
4.500%	07/26/26	EUR	700	831,944
Mersin Uluslararasi Liman Isletmeciligi A/S (Turkey),
Sr. Unsec’d. Notes
8.250%	11/15/28		250	259,752
Motability Operations Group PLC (United Kingdom),
Gtd. Notes, EMTN
3.625%	07/24/29	EUR	330	396,007
Quanta Services, Inc.,
Sr. Unsec’d. Notes
5.100%	08/09/35		820	822,629

A24

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Commercial Services (cont’d.)
Service Corp. International,
Sr. Unsec’d. Notes
5.750%	10/15/32	590	$598,598
United Rentals North America, Inc.,
Gtd. Notes
3.750%	01/15/32	3,845	3,561,890
3.875%	02/15/31	86	81,336
4.875%	01/15/28(a)	620	618,428
5.250%	01/15/30(a)	1,265	1,272,954
Valvoline, Inc.,
Sr. Unsec’d. Notes, 144A
3.625%	06/15/31	76	69,608
Williams Scotsman, Inc.,
Sr. Sec’d. Notes, 144A
6.625%	06/15/29	300	306,893
			38,520,603
Computers — 0.0%
Fortress Intermediate 3, Inc.,
Sr. Sec’d. Notes, 144A
7.500%	06/01/31	895	938,478
Gartner, Inc.,
Gtd. Notes, 144A
3.625%	06/15/29	485	464,504
McAfee Corp.,
Sr. Unsec’d. Notes, 144A
7.375%	02/15/30	2,545	2,364,591
NCR Atleos Corp.,
Sr. Sec’d. Notes, 144A
9.500%	04/01/29	1,761	1,906,684
			5,674,257
Distribution/Wholesale — 0.0%
Velocity Vehicle Group LLC,
Sr. Unsec’d. Notes, 144A
8.000%	06/01/29(a)	565	566,550
Windsor Holdings III LLC,
Sr. Sec’d. Notes, 144A
8.500%	06/15/30	1,675	1,770,313
			2,336,863
Diversified Financial Services — 0.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland),
Gtd. Notes
5.000%	11/15/35	220	217,754
5.750%	06/06/28	450	466,095
American Express Co.,
Sr. Unsec’d. Notes
4.918%(ff)	07/20/33	255	259,350
5.667%(ff)	04/25/36	230	243,629
Avolon Holdings Funding Ltd. (Ireland),
Gtd. Notes, 144A
5.375%	05/30/30	1,140	1,167,349
5.750%	03/01/29	760	785,186
5.750%	11/15/29	2,710	2,815,826
6.375%	05/04/28	300	312,948
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Diversified Financial Services (cont’d.)
Sr. Unsec’d. Notes, 144A
5.500%	01/15/26		210	$210,271
Capital One Financial Corp.,
Sr. Unsec’d. Notes
7.624%(ff)	10/30/31		220	248,836
Freedom Mortgage Holdings LLC,
Sr. Unsec’d. Notes, 144A
8.375%	04/01/32		1,390	1,456,513
LPL Holdings, Inc.,
Gtd. Notes
5.700%	05/20/27		165	168,105
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A
5.125%	12/15/30		75	75,722
5.500%	08/15/28		837	837,000
6.000%	01/15/27		2,805	2,805,000
OneMain Finance Corp.,
Gtd. Notes
5.375%	11/15/29		1,050	1,039,513
7.125%	03/15/26		896	905,347
PennyMac Financial Services, Inc.,
Gtd. Notes, 144A
4.250%	02/15/29		665	643,915
5.750%	09/15/31		950	942,723
7.875%	12/15/29		1,646	1,747,110
Power Finance Corp. Ltd. (India),
Sr. Unsec’d. Notes, GMTN
1.841%	09/21/28	EUR	1,300	1,464,497
Power Sector Assets & Liabilities Management Corp. (Philippines),
Gov’t. Gtd. Notes
9.625%	05/15/28		2,000	2,269,000
REC Ltd. (India),
Sr. Unsec’d. Notes, GMTN
2.250%	09/01/26		520	509,948
Stellantis Financial Services US Corp.,
Sr. Unsec’d. Notes, 144A
5.400%	09/15/30		1,440	1,443,391
				23,035,028
Electric — 0.4%
AES Corp. (The),
Sr. Unsec’d. Notes
2.450%	01/15/31		540	483,748
Sr. Unsec’d. Notes, 144A
3.950%	07/15/30		120	115,796
Brazos Securitization LLC,
Sr. Sec’d. Notes, 144A
5.014%	03/01/34		214	217,877
Bulgarian Energy Holding EAD (Bulgaria),
Sr. Unsec’d. Notes
2.450%	07/22/28	EUR	900	1,019,993
4.250%	06/19/30	EUR	200	234,223
Caledonia Generating LLC,
Sr. Sec’d. Notes, 144A
1.950%	02/28/34		342	304,113

A25

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Electric (cont’d.)
Calpine Corp.,
Sr. Sec’d. Notes, 144A
3.750%	03/01/31		391	$372,439
4.500%	02/15/28		1,496	1,490,244
Sr. Unsec’d. Notes, 144A
4.625%	02/01/29		845	837,110
5.000%	02/01/31		1,035	1,031,714
5.125%	03/15/28		5,144	5,145,384
CEZ A/S (Czech Republic),
Sr. Unsec’d. Notes, EMTN
0.875%	12/02/26	EUR	500	576,523
4.125%	04/30/33	EUR	900	1,071,483
Chile Electricity Lux Mpc II Sarl (Chile),
Gov’t. Gtd. Notes
5.580%	10/20/35		1,466	1,502,914
5.672%	10/20/35		1,000	1,030,120
Chile Electricity Lux MPC Sarl (Chile),
Gov’t. Gtd. Notes
6.010%	01/20/33		895	939,473
Comision Federal de Electricidad (Mexico),
Insured Notes, Series 16U, 6 Month SOFR + 0.923%
5.168%(c)	12/15/36		767	703,992
Sr. Unsec’d. Notes, EMTN
5.000%	09/29/36		1,461	1,362,969
Constellation Energy Generation LLC,
Sr. Unsec’d. Notes
5.600%	06/15/42		184	186,306
Dominion Energy, Inc.,
Jr. Sub. Notes
6.000%(ff)	02/15/56		984	990,809
DTE Energy Co.,
Sr. Unsec’d. Notes
5.050%	10/01/35		643	639,300
Duke Energy Corp.,
Sr. Unsec’d. Notes
4.950%	09/15/35		1,199	1,191,080
Edison International,
Jr. Sub. Notes
8.125%(ff)	06/15/53(a)		470	479,893
Sr. Unsec’d. Notes
5.450%	06/15/29		369	372,240
EDP SA (Portugal),
Sr. Unsec’d. Notes, EMTN
3.875%	06/26/28	EUR	300	363,504
Electricite de France SA (France),
Jr. Sub. Notes
2.625%(ff)	12/01/27(oo)	EUR	1,000	1,139,509
Jr. Sub. Notes, EMTN
5.125%(ff)	09/17/29(oo)	EUR	400	484,098
5.625%(ff)	06/17/32(oo)	EUR	400	492,552
Enel Finance America LLC (Italy),
Gtd. Notes, 144A
2.875%	07/12/41		650	465,539
Enel Finance International NV (Italy),
Gtd. Notes, 144A
5.750%	09/30/55		860	844,067
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Electric (cont’d.)
Sr. Unsec’d. Notes, 144A
5.000%	06/15/32		600	$609,758
Energuate Trust 2 0 (Guatemala),
Sr. Unsec’d. Notes, 144A
6.350%	09/15/35		300	301,913
EnfraGen Energia Sur SA/EnfraGen Spain SA/Prime Energia SpA (Colombia),
Sr. Sec’d. Notes
5.375%	12/30/30		300	279,000
Engie SA (France),
Sr. Unsec’d. Notes, EMTN
3.625%	01/11/30	EUR	900	1,083,061
Entergy Arkansas LLC,
First Mortgage
5.750%	06/01/54		40	40,984
Entergy Corp.,
Jr. Sub. Notes
7.125%(ff)	12/01/54		951	995,824
Entergy Mississippi LLC,
First Mortgage
5.850%	06/01/54		240	245,840
Entergy Texas, Inc.,
First Mortgage
5.550%	09/15/54		70	68,846
Eskom Holdings SOC Ltd. (South Africa),
Gov’t. Gtd. Notes, MTN
6.350%	08/10/28		4,800	4,936,992
EUSHI Finance, Inc.,
Gtd. Notes
6.250%(ff)	04/01/56		427	423,799
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A
4.550%	04/01/49		300	257,079
Iberdrola International BV (Spain),
Gtd. Notes, Series NC5
1.874%(ff)	01/28/26(oo)	EUR	1,300	1,516,604
India Clean Energy Holdings (India),
Sr. Sec’d. Notes, EMTN
4.500%	04/18/27		250	244,375
Israel Electric Corp. Ltd. (Israel),
Sec’d. Notes, 144A, GMTN
3.750%	02/22/32		1,230	1,140,518
Sr. Sec’d. Notes, EMTN
7.750%	12/15/27		1,740	1,841,703
ITC Holdings Corp.,
Sr. Unsec’d. Notes
5.300%	07/01/43		340	325,806
Sr. Unsec’d. Notes, 144A
2.950%	05/14/30		260	243,595
5.400%	06/01/33		780	805,891
5.650%	05/09/34		70	72,814
Jersey Central Power & Light Co.,
Sr. Unsec’d. Notes, 144A
2.750%	03/01/32		480	429,575

A26

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Electric (cont’d.)
Landsvirkjun (Iceland),
Gov’t. Gtd. Notes, EMTN, 3 Month EURIBOR + 0.090%
2.034%(c)	07/24/26	EUR	2,100	$2,438,434
MVM Energetika Zrt (Hungary),
Sr. Unsec’d. Notes
0.875%	11/18/27	EUR	200	224,497
National Grid PLC (United Kingdom),
Sr. Unsec’d. Notes, EMTN
0.250%	09/01/28	EUR	600	657,092
3.875%	01/16/29	EUR	740	895,391
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes
6.375%(ff)	08/15/55		120	124,791
6.750%(ff)	06/15/54		460	495,643
NRG Energy, Inc.,
Gtd. Notes
5.750%	01/15/28		1,721	1,724,492
Gtd. Notes, 144A
3.375%	02/15/29		230	217,520
3.625%	02/15/31		1,378	1,273,831
3.875%	02/15/32		489	450,928
5.250%	06/15/29		201	200,499
Jr. Sub. Notes, 144A
10.250%(ff)	03/15/28(oo)		1,711	1,868,017
NTPC Ltd. (India),
Sr. Unsec’d. Notes, EMTN
2.750%	02/01/27	EUR	2,200	2,575,290
Ontario Electricity Financial Corp. (Canada),
Local Gov’t. Gtd. Notes, Series 40
3.577%(s)	04/11/31	CAD	4,000	2,421,068
Pacific Gas & Electric Co.,
First Mortgage
2.100%	08/01/27		515	495,217
2.500%	02/01/31		1,461	1,302,019
2.950%	03/01/26		150	148,995
3.300%	12/01/27(a)		265	259,344
3.300%	08/01/40		310	235,227
3.950%	12/01/47		740	553,907
4.550%	07/01/30		1,580	1,569,970
4.950%	07/01/50		60	51,692
5.550%	05/15/29		60	61,773
5.800%	05/15/34		270	279,853
5.900%	06/15/32		235	246,183
6.000%	08/15/35		835	874,357
6.150%	01/15/33		180	190,671
6.950%	03/15/34		930	1,031,045
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara (Indonesia),
Sr. Unsec’d. Notes
1.875%	11/05/31	EUR	1,100	1,157,066
PG&E Corp.,
Jr. Sub. Notes
7.375%(ff)	03/15/55(a)		790	813,234
Puget Sound Energy, Inc.,
Sr. Sec’d. Notes
3.250%	09/15/49		480	332,434
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Electric (cont’d.)
San Diego Gas & Electric Co.,
First Mortgage
5.350%	04/01/53		60	$57,685
Sempra,
Jr. Sub. Notes
6.375%(ff)	04/01/56		315	323,215
Sierra Pacific Power Co.,
Jr. Sub. Notes
6.200%(ff)	12/15/55		645	646,122
Southern Power Co.,
Sr. Unsec’d. Notes
5.250%	07/15/43		150	143,992
Sr. Unsec’d. Notes, Series A
4.250%	10/01/30		101	100,376
Sr. Unsec’d. Notes, Series B
4.900%	10/01/35		271	267,287
Texas Electric Market Stabilization Funding M LLC,
Sr. Sec’d. Notes, Series A, 144A
5.147%	08/01/51		4,840	4,875,149
Texas Electric Market Stabilization Funding N LLC,
Sr. Sec’d. Notes, Series A-2, 144A
4.966%	02/01/44		750	741,715
Trinidad Generation UnLtd. (Trinidad & Tobago),
Sr. Unsec’d. Notes, 144A
7.750%	06/16/33		200	210,992
Vistra Corp.,
Jr. Sub. Notes, 144A
7.000%(ff)	12/15/26(oo)		3,907	3,964,377
8.000%(ff)	10/15/26(oo)		6,239	6,382,294
Jr. Sub. Notes, Series C, 144A
8.875%(ff)	01/15/29(oo)		5,710	6,268,818
Vistra Operations Co. LLC,
Gtd. Notes, 144A
5.000%	07/31/27		3,547	3,542,594
5.500%	09/01/26		15	14,997
5.625%	02/15/27		1,094	1,094,409
6.875%	04/15/32		515	538,803
7.750%	10/15/31		2,230	2,362,705
Sr. Sec’d. Notes, 144A
5.700%	12/30/34		555	574,142
6.000%	04/15/34		180	189,724
				99,422,865
Electrical Components & Equipment — 0.0%
Emerson Electric Co.,
Sr. Unsec’d. Notes
3.000%	03/15/31	EUR	3,500	4,107,019
3.500%	03/15/37	EUR	2,200	2,558,341
WESCO Distribution, Inc.,
Gtd. Notes, 144A
6.375%	03/15/29		625	643,554
6.625%	03/15/32		470	488,995
7.250%	06/15/28		446	452,111
				8,250,020

A27

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Electronics — 0.0%
Fortive Corp.,
Sr. Unsec’d. Notes
3.700%	02/13/26	EUR	372	$438,074
3.700%	08/15/29	EUR	750	900,173
Honeywell International, Inc.,
Sr. Unsec’d. Notes
3.750%	05/17/32	EUR	700	840,039
4.125%	11/02/34	EUR	265	322,691
Sensata Technologies, Inc.,
Gtd. Notes, 144A
3.750%	02/15/31		1,665	1,537,627
				4,038,604
Energy-Alternate Sources — 0.0%
India Green Power Holdings (India),
Sec’d. Notes
4.000%	02/22/27		260	254,130
Engineering & Construction — 0.0%
ATP Tower Holdings/Andean Telecom Partners Chile SpA/Andean Tower Partners C (Chile),
Sr. Sec’d. Notes, 144A
7.875%	02/03/30		250	255,625
Cellnex Finance Co. SA (Spain),
Gtd. Notes, EMTN
1.250%	01/15/29	EUR	200	222,926
2.000%	02/15/33	EUR	3,000	3,151,796
IHS Holding Ltd. (Nigeria),
Gtd. Notes
6.250%	11/29/28		250	250,469
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes
3.875%	04/30/28		1,645	1,612,100
5.500%	07/31/47		600	520,500
Sr. Sec’d. Notes, 144A
3.875%	04/30/28		355	347,900
TAV Havalimanlari Holding A/S (Turkey),
Gtd. Notes
8.500%	12/07/28		250	261,562
TopBuild Corp.,
Gtd. Notes, 144A
4.125%	02/15/32		249	233,453
				6,856,331
Entertainment — 0.1%
Caesars Entertainment, Inc.,
Gtd. Notes, 144A
4.625%	10/15/29(a)		2,025	1,935,915
Sr. Sec’d. Notes, 144A
7.000%	02/15/30		5,275	5,426,587
Churchill Downs, Inc.,
Gtd. Notes, 144A
6.750%	05/01/31(a)		1,060	1,087,799
Sr. Unsec’d. Notes, 144A
5.750%	04/01/30		3,065	3,065,000
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Entertainment (cont’d.)
Jacobs Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A
6.750%	02/15/29		825	$804,844
Penn Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A
5.625%	01/15/27		1,046	1,045,688
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.,
Gtd. Notes, 144A
5.875%	09/01/31		1,328	690,926
Scientific Games Holdings LP/Scientific Games US FinCo, Inc.,
Sr. Unsec’d. Notes, 144A
6.625%	03/01/30		1,065	989,463
Voyager Parent LLC,
Sr. Sec’d. Notes, 144A
9.250%	07/01/32		2,600	2,749,504
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
Gtd. Notes, 144A
5.125%	10/01/29		46	46,062
7.125%	02/15/31(a)		630	679,496
				18,521,284
Environmental Control — 0.0%
GFL Environmental, Inc.,
Gtd. Notes, 144A
6.750%	01/15/31		930	973,012
Foods — 0.1%
B&G Foods, Inc.,
Gtd. Notes
5.250%	09/15/27		850	821,807
Sr. Sec’d. Notes, 144A
8.000%	09/15/28(a)		5,015	4,861,923
Bellis Acquisition Co. PLC (United Kingdom),
Sr. Sec’d. Notes
8.000%	07/01/31	EUR	3,247	3,859,792
8.125%	05/14/30	GBP	3,314	4,250,862
Sr. Sec’d. Notes, 144A
8.000%	07/01/31	EUR	3,350	3,991,572
JBS USA Holding Lux Sarl/JBS USA Foods Group Holdings, Inc./JBS USA Food Co.,
Gtd. Notes, 144A
5.500%	01/15/36		1,140	1,160,190
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A
4.125%	01/31/30		647	621,408
4.375%	01/31/32		874	825,869
Mars, Inc.,
Sr. Unsec’d. Notes, 144A
5.200%	03/01/35		430	439,391
5.650%	05/01/45		100	101,502
5.700%	05/01/55		780	790,710
Mondelez International, Inc.,
Sr. Unsec’d. Notes, Series MPLE
4.625%	07/03/31	CAD	2,600	1,957,162
Post Holdings, Inc.,
Gtd. Notes, 144A
5.500%	12/15/29		400	399,113

A28

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Foods (cont’d.)
Sr. Unsec’d. Notes, 144A
4.500%	09/15/31		1,075	$1,005,555
				25,086,856
Gas — 0.0%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes
5.750%	05/20/27		75	74,981
NiSource, Inc.,
Jr. Sub. Notes
6.950%(ff)	11/30/54		610	636,702
Piedmont Natural Gas Co., Inc.,
Sr. Unsec’d. Notes
3.350%	06/01/50		139	96,556
Southern Co. Gas Capital Corp.,
Gtd. Notes
5.750%	09/15/33		510	540,342
Gtd. Notes, Series 21A
3.150%	09/30/51		60	39,260
Terega SA (France),
Sr. Unsec’d. Notes
0.875%	09/17/30	EUR	1,300	1,366,663
				2,754,504
Healthcare-Products — 0.1%
American Medical Systems Europe BV,
Gtd. Notes
1.375%	03/08/28	EUR	300	342,448
3.250%	03/08/34	EUR	2,300	2,669,423
3.375%	03/08/29	EUR	390	466,877
Baxter International, Inc.,
Sr. Unsec’d. Notes
2.539%	02/01/32		55	48,227
Medline Borrower LP,
Sr. Sec’d. Notes, 144A
3.875%	04/01/29		2,795	2,697,166
Sr. Unsec’d. Notes, 144A
5.250%	10/01/29(a)		3,190	3,163,538
Medtronic, Inc.,
Gtd. Notes
2.950%	10/15/30	EUR	3,200	3,757,674
3.650%	10/15/29	EUR	1,000	1,211,267
3.875%	10/15/36	EUR	400	480,356
Solventum Corp.,
Gtd. Notes
5.450%	03/13/31		1,340	1,398,397
Stryker Corp.,
Sr. Unsec’d. Notes
3.375%	09/11/32	EUR	180	213,151
				16,448,524
Healthcare-Services — 0.1%
Concentra Health Services, Inc.,
Gtd. Notes, 144A
6.875%	07/15/32(a)		845	878,387
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Healthcare-Services (cont’d.)
DaVita, Inc.,
Gtd. Notes, 144A
3.750%	02/15/31		150	$137,404
4.625%	06/01/30		2,605	2,495,229
HCA, Inc.,
Gtd. Notes
2.375%	07/15/31		320	283,859
3.500%	09/01/30		640	611,266
4.125%	06/15/29		710	703,805
5.600%	04/01/34		120	124,607
5.950%	09/15/54		220	219,304
IQVIA, Inc.,
Sr. Sec’d. Notes
6.250%	02/01/29		1,005	1,058,323
LifePoint Health, Inc.,
Gtd. Notes, 144A
5.375%	01/15/29		3,000	2,870,637
Sutter Health,
Unsec’d. Notes
5.164%	08/15/33		400	410,909
Tenet Healthcare Corp.,
Sr. Sec’d. Notes
4.250%	06/01/29		550	537,053
4.375%	01/15/30		1,710	1,663,602
4.625%	06/15/28		855	847,481
5.125%	11/01/27		1,541	1,539,348
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
4.500%	04/15/33		1,225	1,211,456
5.000%	04/15/34		1,625	1,650,317
5.050%	04/15/53		1,930	1,768,727
5.875%	02/15/53		1,985	2,043,372
				21,055,086
Holding Companies-Diversified — 0.1%
Benteler International AG (Austria),
Sr. Sec’d. Notes
7.250%	06/15/31	EUR	255	319,591
Clue Opco LLC,
Sr. Sec’d. Notes, 144A
9.500%	10/15/31		14,600	15,614,695
				15,934,286
Home Builders — 0.1%
Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A
4.625%	08/01/29		134	128,823
6.625%	01/15/28		2,294	2,304,095
Beazer Homes USA, Inc.,
Gtd. Notes
5.875%	10/15/27		50	49,954
7.250%	10/15/29(a)		1,108	1,126,770
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada),
Gtd. Notes, 144A
4.875%	02/15/30		506	474,259

A29

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Home Builders (cont’d.)
6.250%	09/15/27		741	$739,059
Sr. Unsec’d. Notes, 144A
5.000%	06/15/29		2,165	2,067,748
Century Communities, Inc.,
Gtd. Notes
6.750%	06/01/27		81	81,000
M/I Homes, Inc.,
Gtd. Notes
4.950%	02/01/28		500	497,174
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A
4.625%	03/01/30		1,774	1,713,844
5.250%	12/15/27		882	875,879
Meritage Homes Corp.,
Gtd. Notes
5.125%	06/06/27		2,190	2,209,759
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A
5.875%	06/15/27		310	313,747
Sr. Unsec’d. Notes, 144A
5.125%	08/01/30		805	802,905
				13,385,016
Housewares — 0.0%
Newell Brands, Inc.,
Sr. Unsec’d. Notes
6.375%	05/15/30(a)		440	436,077
6.625%	05/15/32(a)		220	217,106
Sr. Unsec’d. Notes, 144A
8.500%	06/01/28		950	1,007,421
Scotts Miracle-Gro Co. (The),
Gtd. Notes
4.375%	02/01/32		534	492,886
SWF Holdings I Corp.,
Sr. Unsec’d. Notes, 144A
6.500%	10/01/29		266	104,679
				2,258,169
Insurance — 0.1%
Acrisure LLC/Acrisure Finance, Inc.,
Sr. Unsec’d. Notes, 144A
8.250%	02/01/29		2,040	2,129,516
BUPA Finance PLC (United Kingdom),
Gtd. Notes
5.000%	10/12/30	EUR	370	469,871
Corebridge Financial, Inc.,
Sr. Unsec’d. Notes
3.850%	04/05/29		1,545	1,522,829
Corebridge Global Funding,
Sec’d. Notes, 144A
5.200%	06/24/29		1,000	1,027,695
Fairfax Financial Holdings Ltd. (Canada),
Sr. Unsec’d. Notes
3.375%	03/03/31		815	768,820
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Insurance (cont’d.)
Hanwha Life Insurance Co. Ltd. (South Korea),
Sub. Notes, 144A
6.300%(ff)	06/24/55		244	$255,810
Helvetia Europe SA (Switzerland),
Gtd. Notes
2.750%(ff)	09/30/41	EUR	700	774,029
Lincoln Financial Global Funding,
Sec’d. Notes, 144A
5.300%	01/13/30		780	807,079
Pension Insurance Corp. PLC (United Kingdom),
Sub. Notes
5.625%	09/20/30	GBP	1,360	1,833,637
Sogecap SA (France),
Sub. Notes
6.500%(ff)	05/16/44	EUR	500	667,154
				10,256,440
Internet — 0.0%
Booking Holdings, Inc.,
Sr. Unsec’d. Notes
3.125%	05/09/31	EUR	800	940,752
4.250%	05/15/29	EUR	465	572,793
Gen Digital, Inc.,
Gtd. Notes, 144A
6.250%	04/01/33		996	1,020,225
Meta Platforms, Inc.,
Sr. Unsec’d. Notes
5.400%	08/15/54		300	296,554
Rakuten Group, Inc. (Japan),
Sr. Unsec’d. Notes
11.250%	02/15/27		680	736,855
Uber Technologies, Inc.,
Sr. Unsec’d. Notes
4.800%	09/15/35		350	346,618
5.350%	09/15/54		90	87,261
				4,001,058
Investment Companies — 0.0%
Gaci First Investment Co. (Saudi Arabia),
Gtd. Notes
4.750%	02/14/30		2,560	2,596,070
MDGH GMTN RSC Ltd. (United Arab Emirates),
Gtd. Notes, GMTN
0.375%	03/10/27	EUR	1,200	1,369,243
Temasek Financial I Ltd. (Singapore),
Gtd. Notes, GMTN
3.500%	02/15/33	EUR	1,630	1,968,395
TVF Varlik Kiralama A/S (Turkey),
Gtd. Notes
6.950%	01/23/30		930	954,994
				6,888,702
Iron/Steel — 0.0%
Cleveland-Cliffs, Inc.,
Gtd. Notes, 144A
6.875%	11/01/29		745	759,742

A30

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Iron/Steel (cont’d.)
7.375%	05/01/33(a)	1,320	$1,347,255
7.500%	09/15/31	2,100	2,164,043
			4,271,040
Leisure Time — 0.0%
NCL Corp. Ltd.,
Sr. Unsec’d. Notes, 144A
6.250%	03/01/30	75	75,842
6.750%	02/01/32	1,450	1,491,688
7.750%	02/15/29	1,215	1,291,168
NCL Finance Ltd.,
Gtd. Notes, 144A
6.125%	03/15/28	1,555	1,582,943
Royal Caribbean Cruises Ltd.,
Sr. Unsec’d. Notes, 144A
5.500%	08/31/26(a)	1,025	1,029,707
5.500%	04/01/28	520	529,761
5.625%	09/30/31	1,720	1,753,666
Viking Cruises Ltd.,
Gtd. Notes, 144A
5.875%	09/15/27	1,325	1,325,053
			9,079,828
Lodging — 0.0%
Las Vegas Sands Corp.,
Sr. Unsec’d. Notes
3.500%	08/18/26	1,875	1,859,015
Marriott International, Inc.,
Sr. Unsec’d. Notes
5.500%	04/15/37	1,145	1,169,656
MGM Resorts International,
Gtd. Notes
4.750%	10/15/28(a)	2,009	1,993,573
6.500%	04/15/32(a)	1,800	1,834,423
Studio City Finance Ltd. (Macau),
Gtd. Notes
5.000%	01/15/29	300	289,200
Wynn Macau Ltd. (Macau),
Sr. Unsec’d. Notes
5.125%	12/15/29	250	244,537
			7,390,404
Machinery-Diversified — 0.0%
Chart Industries, Inc.,
Sr. Sec’d. Notes, 144A
7.500%	01/01/30	300	312,606
Maxim Crane Works Holdings Capital LLC,
Sec’d. Notes, 144A
11.500%	09/01/28	850	901,700
Regal Rexnord Corp.,
Gtd. Notes
6.050%	02/15/26	390	391,716
Stevens Holding Co., Inc.,
Gtd. Notes, 144A
6.125%	10/01/26	180	177,810
			1,783,832
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Media — 0.2%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes
4.500%	05/01/32	265	$241,198
Sr. Unsec’d. Notes, 144A
4.250%	02/01/31	105	96,736
4.250%	01/15/34(a)	655	566,396
4.500%	08/15/30	50	47,226
4.500%	06/01/33(a)	795	706,360
4.750%	03/01/30	1,548	1,485,538
5.000%	02/01/28	90	89,165
5.125%	05/01/27	315	313,031
5.375%	06/01/29	245	243,405
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
2.250%	01/15/29	620	576,706
2.300%	02/01/32	400	341,879
2.800%	04/01/31	1,227	1,106,416
3.500%	06/01/41	210	153,394
3.900%	06/01/52	723	489,155
4.800%	03/01/50	133	105,158
5.250%	04/01/53	380	317,408
6.384%	10/23/35	90	94,241
6.650%	02/01/34	460	491,850
Comcast Corp.,
Gtd. Notes
2.937%	11/01/56	360	213,462
3.200%	07/15/36	300	255,193
3.250%	11/01/39	540	430,419
5.500%	05/15/64(a)	330	310,635
Cox Communications, Inc.,
Gtd. Notes, 144A
5.450%	09/01/34	105	104,550
CSC Holdings LLC,
Gtd. Notes, 144A
3.375%	02/15/31	1,600	1,033,190
4.125%	12/01/30	425	278,407
5.375%	02/01/28	725	638,000
5.500%	04/15/27	1,625	1,543,126
6.500%	02/01/29	235	173,589
Sr. Unsec’d. Notes, 144A
4.625%	12/01/30	1,550	543,954
5.750%	01/15/30	1,000	380,858
DISH DBS Corp.,
Gtd. Notes
5.125%	06/01/29	110	94,065
7.375%	07/01/28	410	377,733
7.750%	07/01/26	7,439	7,385,014
Sr. Sec’d. Notes, 144A
5.750%	12/01/28(a)	1,335	1,280,132
DISH Network Corp.,
Sr. Sec’d. Notes, 144A
11.750%	11/15/27	2,150	2,275,641
Globo Comunicacao e Participacoes SA (Brazil),
Sr. Unsec’d. Notes
4.875%	01/22/30	2,150	2,075,417

A31

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Media (cont’d.)
Gray Media, Inc.,
Gtd. Notes, 144A
5.375%	11/15/31		3,262	$2,450,011
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A
8.000%	08/15/28		3,075	3,185,513
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes
4.125%	08/15/30	GBP	2,000	2,437,497
4.250%	01/15/30	GBP	1,100	1,364,293
5.250%	05/15/29	GBP	675	882,843
VZ Secured Financing BV (Netherlands),
Sr. Sec’d. Notes, 144A
5.000%	01/15/32		2,075	1,875,281
				39,054,085
Mining — 0.1%
Anglo American Capital PLC (South Africa),
Gtd. Notes, EMTN
4.750%	09/21/32	EUR	900	1,131,298
Aris Mining Corp. (Colombia),
Gtd. Notes
8.000%	10/31/29		250	258,437
Arsenal AIC Parent LLC,
Sr. Sec’d. Notes, 144A
8.000%	10/01/30		444	470,482
Unsec’d. Notes, 144A
11.500%	10/01/31		2,985	3,316,064
Freeport Indonesia PT (Indonesia),
Sr. Unsec’d. Notes, EMTN
4.763%	04/14/27		1,000	1,002,000
Glencore Capital Finance DAC (Australia),
Gtd. Notes, EMTN
0.750%	03/01/29	EUR	400	436,507
4.154%	04/29/31	EUR	420	509,551
Glencore Funding LLC (Australia),
Gtd. Notes, 144A
5.371%	04/04/29		1,680	1,730,534
5.634%	04/04/34		440	457,020
6.375%	10/06/30		150	162,094
Hecla Mining Co.,
Gtd. Notes
7.250%	02/15/28		797	803,455
New Gold, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
6.875%	04/01/32		660	691,350
Novelis Corp.,
Gtd. Notes, 144A
4.750%	01/30/30		1,080	1,042,271
6.875%	01/30/30(a)		1,550	1,605,640
				13,616,703
Miscellaneous Manufacturing — 0.0%
Alstom SA (France),
Sub. Notes
5.868%(ff)	05/29/29(oo)	EUR	200	248,741
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Miscellaneous Manufacturing (cont’d.)
Illinois Tool Works, Inc.,
Sr. Unsec’d. Notes
3.250%	05/17/28	EUR	900	$1,073,763
Maxam Prill Sarl (Luxembourg),
Sr. Sec’d. Notes
6.000%	07/15/30	EUR	275	327,707
Parker-Hannifin Corp.,
Sr. Unsec’d. Notes
2.900%	03/01/30	EUR	2,400	2,808,337
				4,458,548
Multi-National — 0.0%
Africa Finance Corp. (Supranational Bank),
Sr. Unsec’d. Notes, EMTN
5.550%	10/08/29		250	254,803
African Export-Import Bank (The) (Supranational Bank),
Sr. Unsec’d. Notes, EMTN
3.994%	09/21/29		250	237,110
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes
3.625%	02/13/30	EUR	1,000	1,207,733
4.500%	03/07/28	EUR	500	614,390
4.750%	04/16/29	GBP	600	809,962
5.000%	01/24/29		670	686,093
European Investment Bank (Supranational Bank),
Sr. Unsec’d. Notes, 144A
4.600%	01/30/37	CAD	300	221,830
Sr. Unsec’d. Notes, 144A, MTN
2.422%(s)	05/28/37	CAD	400	178,901
Inter-American Development Bank (Supranational Bank),
Unsec’d. Notes, MTN
6.750%	07/15/27		600	625,758
International Bank for Reconstruction & Development (Supranational Bank),
Sr. Unsec’d. Notes
3.621%(s)	03/31/27		1,500	1,419,089
				6,255,669
Office/Business Equipment — 0.0%
Zebra Technologies Corp.,
Gtd. Notes, 144A
6.500%	06/01/32		765	785,772
Oil & Gas — 0.3%
Aker BP ASA (Norway),
Gtd. Notes, 144A
3.100%	07/15/31		810	740,081
Sr. Unsec’d. Notes, 144A
5.125%	10/01/34		150	147,049
5.600%	06/13/28		665	685,013
6.000%	06/13/33		385	403,911
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A
9.000%	11/01/27		35	42,151
Sr. Unsec’d. Notes, 144A
6.625%	10/15/32		565	576,882

A32

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
BP Capital Markets PLC,
Gtd. Notes
3.625%(ff)	03/22/29(oo)	EUR	1,360	$1,592,860
6.125%(ff)	03/18/35(oo)		880	911,197
6.450%(ff)	12/01/33(oo)		795	847,669
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
5.250%	06/15/37		222	216,937
Civitas Resources, Inc.,
Gtd. Notes, 144A
8.375%	07/01/28		510	528,941
8.625%	11/01/30		1,180	1,221,413
ConocoPhillips Co.,
Gtd. Notes
4.025%	03/15/62		150	112,084
Coterra Energy, Inc.,
Sr. Unsec’d. Notes
5.900%	02/15/55		453	437,640
Crescent Energy Finance LLC,
Gtd. Notes, 144A
7.625%	04/01/32		2,210	2,196,978
9.250%	02/15/28		1,534	1,595,405
Diamond Foreign Asset Co./Diamond Finance LLC,
Sec’d. Notes, 144A
8.500%	10/01/30		1,145	1,210,574
Diamondback Energy, Inc.,
Gtd. Notes
5.150%	01/30/30		265	272,978
5.200%	04/18/27		455	461,746
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes
8.625%	01/19/29		250	271,425
Expand Energy Corp.,
Gtd. Notes
5.375%	02/01/29		1,900	1,903,681
5.375%	03/15/30		1,276	1,297,470
Gtd. Notes, 144A
5.875%	02/01/29		1,851	1,858,465
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A
5.750%	02/01/29		1,400	1,381,822
6.000%	04/15/30		1,558	1,535,403
6.000%	02/01/31		1,275	1,229,918
6.250%	04/15/32		1,436	1,383,129
8.375%	11/01/33		895	939,498
KazMunayGas National Co. JSC (Kazakhstan),
Sr. Unsec’d. Notes
3.500%	04/14/33		2,050	1,846,292
MEG Energy Corp. (Canada),
Gtd. Notes, 144A
5.875%	02/01/29		35	34,956
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
8.875%	07/15/30		1,770	2,043,286
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Ovintiv, Inc.,
Gtd. Notes
5.650%	05/15/28		460	$473,833
Permian Resources Operating LLC,
Gtd. Notes, 144A
8.000%	04/15/27		1,300	1,321,698
Petrobras Global Finance BV (Brazil),
Gtd. Notes
5.375%	10/01/29	GBP	200	265,618
6.625%	01/16/34	GBP	1,200	1,602,179
Petroleos Mexicanos (Mexico),
Gtd. Notes
4.500%	01/23/26(a)		1,375	1,366,750
4.750%	02/26/29	EUR	200	236,219
5.950%	01/28/31(a)		2,275	2,205,612
6.500%	03/13/27		2,325	2,352,319
6.700%	02/16/32		6,096	6,042,660
7.690%	01/23/50		1,715	1,559,707
10.000%	02/07/33		3,080	3,570,490
Gtd. Notes, EMTN
2.750%	04/21/27	EUR	1,100	1,275,712
4.875%	02/21/28	EUR	7,200	8,630,169
Gtd. Notes, MTN
8.750%	06/02/29		3,740	4,036,395
Santos Finance Ltd. (Australia),
Gtd. Notes, 144A
3.649%	04/29/31		1,220	1,140,820
Sunoco LP,
Gtd. Notes, 144A
7.000%	05/01/29		805	833,615
Tengizchevroil Finance Co. International Ltd. (Kazakhstan),
Sr. Sec’d. Notes
3.250%	08/15/30		300	274,875
TotalEnergies SE (France),
Jr. Sub. Notes, Series NC7, EMTN
1.625%(ff)	10/25/27(oo)	EUR	1,360	1,538,109
Transocean International Ltd.,
Gtd. Notes, 144A
8.250%	05/15/29		1,655	1,632,409
Valaris Ltd.,
Sec’d. Notes, 144A
8.375%	04/30/30(a)		930	963,080
Vital Energy, Inc.,
Gtd. Notes
9.750%	10/15/30		1,200	1,254,516
				72,503,639
Packaging & Containers — 0.1%
Ball Corp.,
Gtd. Notes
2.875%	08/15/30		1,200	1,090,192
6.000%	06/15/29		5,625	5,757,491
Clydesdale Acquisition Holdings, Inc.,
Gtd. Notes, 144A
8.750%	04/15/30		3,700	3,800,958

A33

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Packaging & Containers (cont’d.)
Sr. Sec’d. Notes, 144A
6.750%	04/15/32		1,550	$1,592,037
Graphic Packaging International LLC,
Gtd. Notes, 144A
3.750%	02/01/30		870	813,437
Sealed Air Corp./Sealed Air Corp. US,
Gtd. Notes, 144A
6.125%	02/01/28		415	420,802
				13,474,917
Pharmaceuticals — 0.1%
AbbVie, Inc.,
Sr. Unsec’d. Notes
4.250%	11/21/49		150	126,636
AdaptHealth LLC,
Gtd. Notes, 144A
6.125%	08/01/28		550	549,433
Bausch Health Cos., Inc.,
Gtd. Notes, 144A
5.000%	01/30/28		578	495,635
5.000%	02/15/29		844	633,000
5.250%	01/30/30		2,669	1,874,972
5.250%	02/15/31		657	430,335
6.250%	02/15/29		3,574	2,847,799
7.000%	01/15/28		107	95,230
Sr. Sec’d. Notes, 144A
4.875%	06/01/28		450	403,312
Bayer US Finance II LLC (Germany),
Gtd. Notes, 144A
4.250%	12/15/25		1,050	1,048,721
Becton Dickinson & Co.,
Gtd. Notes
3.828%	06/07/32	EUR	400	481,685
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes
2.550%	11/13/50		150	90,123
5.550%	02/22/54		515	513,275
6.400%	11/15/63		300	330,854
Cardinal Health, Inc.,
Sr. Unsec’d. Notes
4.500%	09/15/30		492	493,642
Cencora, Inc.,
Sr. Unsec’d. Notes
2.700%	03/15/31		558	511,792
5.125%	02/15/34		100	102,364
CVS Health Corp.,
Sr. Unsec’d. Notes
5.125%	07/20/45		140	127,021
Johnson & Johnson,
Sr. Unsec’d. Notes
2.700%	02/26/29	EUR	2,000	2,360,772
Organon & Co./Organon Foreign Debt Co-Issuer BV,
Sr. Sec’d. Notes, 144A
4.125%	04/30/28		650	628,032
Sr. Unsec’d. Notes, 144A
5.125%	04/30/31(a)		425	371,861
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Pharmaceuticals (cont’d.)
Zoetis, Inc.,
Sr. Unsec’d. Notes
5.000%	08/17/35		320	$322,993
				14,839,487
Pipelines — 0.2%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A
5.375%	06/15/29		1,700	1,693,679
6.625%	02/01/32		475	489,397
Cheniere Energy Partners LP,
Gtd. Notes
3.250%	01/31/32		680	619,936
4.500%	10/01/29		390	388,973
Columbia Pipelines Operating Co. LLC,
Sr. Unsec’d. Notes, 144A
5.927%	08/15/30		480	507,838
5.962%	02/15/55		175	173,346
6.036%	11/15/33		685	731,037
DCP Midstream Operating LP,
Gtd. Notes, 144A
6.750%	09/15/37		1,035	1,126,177
Enbridge, Inc. (Canada),
Gtd. Notes
5.700%	03/08/33		1,070	1,124,259
Sub. Notes
5.500%(ff)	07/15/77		290	288,205
Energy Transfer LP,
Gtd. Notes, 144A
7.375%	02/01/31		875	914,030
Jr. Sub. Notes
6.500%(ff)	02/15/56		2,245	2,238,291
7.125%(ff)	10/01/54		240	248,694
Jr. Sub. Notes, Series G
7.125%(ff)	05/15/30(oo)		1,684	1,743,371
Jr. Sub. Notes, Series H
6.500%(ff)	11/15/26(oo)		2,610	2,625,829
Sr. Unsec’d. Notes
5.400%	10/01/47		790	724,190
5.550%	05/15/34		300	307,932
5.600%	09/01/34		270	277,197
6.400%	12/01/30		815	883,219
Enterprise Products Operating LLC,
Gtd. Notes
5.375%(ff)	02/15/78		320	317,979
Gestion Securite de Stocks Securite SA (France),
Sr. Unsec’d. Notes, EMTN
3.000%	11/25/31	EUR	1,400	1,626,939
3.375%	06/29/30	EUR	1,400	1,677,924
Greensaif Pipelines Bidco Sarl (Saudi Arabia),
Sr. Sec’d. Notes, 144A
6.103%	08/23/42		200	210,112
Sr. Sec’d. Notes, EMTN
5.853%	02/23/36		925	970,344

A34

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
MPLX LP,
Sr. Unsec’d. Notes
4.125%	03/01/27	326	$325,684
5.200%	03/01/47	675	606,881
ONEOK, Inc.,
Gtd. Notes
4.250%	09/24/27	780	781,689
5.650%	11/01/28	435	451,261
6.050%	09/01/33	500	530,150
6.350%	01/15/31	80	86,036
Gtd. Notes, 144A
5.625%	01/15/28	180	183,863
6.500%	09/01/30	710	762,889
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A
6.750%	03/15/33	1,095	1,143,180
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A
5.500%	01/15/28	1,412	1,405,419
6.000%	12/31/30	1,920	1,896,292
Sr. Unsec’d. Notes, 144A
7.375%	02/15/29	1,770	1,823,270
Targa Resources Corp.,
Gtd. Notes
5.500%	02/15/35	65	66,185
5.550%	08/15/35	1,265	1,290,413
6.150%	03/01/29	510	537,202
6.500%	03/30/34	265	288,544
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes
5.000%	01/15/28	240	240,289
5.500%	03/01/30	1,875	1,907,806
6.875%	01/15/29	317	322,925
Transcanada Trust (Canada),
Gtd. Notes
5.500%(ff)	09/15/79	670	666,650
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A
3.875%	08/15/29	40	38,320
4.125%	08/15/31	975	920,666
6.250%	01/15/30	1,730	1,804,342
Venture Global LNG, Inc.,
Jr. Sub. Notes, 144A
9.000%(ff)	09/30/29(a)(oo)	8,505	8,420,563
Sr. Sec’d. Notes, 144A
9.500%	02/01/29	2,265	2,497,364
Western Midstream Operating LP,
Sr. Unsec’d. Notes
4.050%	02/01/30	825	804,567
4.500%	03/01/28	245	245,258
5.250%	02/01/50	297	258,819
6.350%	01/15/29	235	247,327
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
3.750%	06/15/27	589	585,168
			53,047,920
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Real Estate — 0.1%
Balder Finland OYJ (Sweden),
Gtd. Notes, EMTN
1.000%	01/20/29	EUR	955	$1,044,257
Blackstone Property Partners Europe Holdings Sarl (Luxembourg),
Sr. Unsec’d. Notes, EMTN
1.000%	05/04/28	EUR	400	446,416
1.625%	04/20/30	EUR	200	216,739
Corp. Inmobiliaria Vesta SAB de CV (Mexico),
Sr. Unsec’d. Notes, 144A
5.500%	01/30/33		300	302,490
Heimstaden Bostad Treasury BV (Sweden),
Gtd. Notes, EMTN
1.375%	03/03/27	EUR	463	532,567
Howard Hughes Corp. (The),
Gtd. Notes, 144A
4.125%	02/01/29		540	518,045
5.375%	08/01/28		3,565	3,558,296
Logicor Financing Sarl (Luxembourg),
Gtd. Notes, EMTN
1.625%	07/15/27	EUR	2,035	2,339,019
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada),
Sr. Unsec’d. Notes, 144A
2.500%	10/15/31		400	356,389
P3 Group Sarl (Luxembourg),
Sr. Unsec’d. Notes, EMTN
1.625%	01/26/29	EUR	500	559,012
Sun Hung Kai Properties Capital Market Ltd. (Hong Kong),
Gtd. Notes, EMTN
3.160%	01/25/28	CNH	2,000	284,704
3.200%	08/14/27	CNH	7,000	994,779
Vonovia SE (Germany),
Sr. Unsec’d. Notes, EMTN
1.125%	09/14/34	EUR	300	280,888
				11,433,601
Real Estate Investment Trusts (REITs) — 0.2%
Alexandria Real Estate Equities, Inc.,
Gtd. Notes
5.250%	05/15/36		190	191,144
5.500%	10/01/35(a)		1,380	1,418,235
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
3.900%	03/15/27		2,108	2,099,327
4.050%	07/01/30		394	386,484
4.125%	05/15/29		1,075	1,066,130
CFE Fibra E (Mexico),
Sr. Unsec’d. Notes, 144A
5.875%	09/23/40		300	301,290
Digital Dutch Finco BV,
Gtd. Notes
1.000%	01/15/32	EUR	1,600	1,612,919
Diversified Healthcare Trust,
Gtd. Notes
4.375%	03/01/31		500	441,916
Sr. Unsec’d. Notes
4.750%	02/15/28		554	528,018

A35

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Essex Portfolio LP,
Gtd. Notes
5.375%	04/01/35(a)		1,135	$1,171,217
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
4.000%	01/15/31		790	755,200
Hammerson Ireland Finance DAC (United Kingdom),
Gtd. Notes
1.750%	06/03/27	EUR	800	926,372
Healthpeak OP LLC,
Gtd. Notes
2.875%	01/15/31		245	225,685
5.375%	02/15/35		2,100	2,146,594
Invitation Homes Operating Partnership LP,
Gtd. Notes
2.000%	08/15/31		270	233,543
4.875%	02/01/35		670	661,601
5.450%	08/15/30		321	333,866
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes
3.500%	03/15/31		675	495,380
4.625%	08/01/29		280	231,922
5.000%	10/15/27		2,262	2,191,787
Sr. Sec’d. Notes, 144A
8.500%	02/15/32		100	106,458
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer,
Gtd. Notes, 144A
7.000%	02/01/30		1,800	1,854,906
Sr. Sec’d. Notes, 144A
5.875%	10/01/28		3,400	3,395,701
Prologis Euro Finance LLC,
Gtd. Notes
3.875%	09/22/37	EUR	833	978,991
4.625%	05/23/33	EUR	340	430,153
Prologis LP,
Sr. Unsec’d. Notes
4.200%	02/15/33	CAD	1,400	1,027,650
Realty Income Corp.,
Sr. Unsec’d. Notes
3.375%	06/20/31	EUR	4,900	5,758,310
4.875%	07/06/30	EUR	3,030	3,806,921
5.000%	10/15/29	GBP	800	1,082,766
5.750%	12/05/31	GBP	585	809,671
RHP Hotel Properties LP/RHP Finance Corp.,
Gtd. Notes, 144A
6.500%	04/01/32		1,570	1,614,855
SBA Communications Corp.,
Sr. Unsec’d. Notes
3.125%	02/01/29(a)		2,725	2,551,313
3.875%	02/15/27(a)		1,245	1,226,010
SELP Finance Sarl (Luxembourg),
Gtd. Notes, EMTN
3.750%	08/10/27	EUR	600	715,264
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Starwood Property Trust, Inc.,
Sr. Unsec’d. Notes, 144A
3.625%	07/15/26		975	$963,899
6.500%	10/15/30		1,125	1,165,922
Unibail-Rodamco-Westfield SE (France),
Gtd. Notes
4.875%(ff)	07/04/30(oo)	EUR	800	967,417
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC,
Sr. Sec’d. Notes, 144A
10.500%	02/15/28		7,617	8,016,892
VICI Properties LP,
Sr. Unsec’d. Notes
4.950%	02/15/30		700	707,888
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A
4.125%	08/15/30		10	9,669
4.250%	12/01/26		30	29,886
4.500%	09/01/26		130	129,991
4.500%	01/15/28		435	434,205
5.750%	02/01/27		5	5,064
WP Carey, Inc.,
Sr. Unsec’d. Notes
4.250%	07/23/32	EUR	900	1,092,677
				56,301,109
Retail — 0.1%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sr. Sec’d. Notes, 144A
3.875%	01/15/28		429	418,806
6.125%	06/15/29		785	803,973
Boots Group Finco LP (United Kingdom),
Sr. Sec’d. Notes, 144A
5.375%	08/31/32	EUR	450	541,655
7.375%	08/31/32	GBP	550	752,148
Carvana Co.,
Sr. Sec’d. Notes, 144A
9.000%	06/01/30		2,372	2,481,946
9.000%	06/01/31		8,098	9,171,297
EG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
11.000%	11/30/28	EUR	3,500	4,499,957
12.000%	11/30/28		3,555	3,899,231
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.,
Sr. Sec’d. Notes, 144A
4.625%	01/15/29		50	47,552
Gap, Inc. (The),
Gtd. Notes, 144A
3.625%	10/01/29		425	397,586
3.875%	10/01/31		1,161	1,056,785
Lithia Motors, Inc.,
Sr. Unsec’d. Notes, 144A
3.875%	06/01/29		1,800	1,719,445
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes
6.750%	03/01/32(a)		670	696,016

A36

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Retail (cont’d.)
Suburban Propane Partners LP/Suburban Energy Finance Corp.,
Sr. Unsec’d. Notes, 144A
5.000%	06/01/31		1,068	$1,015,635
				27,502,032
Savings & Loans — 0.0%
Nationwide Building Society (United Kingdom),
Jr. Sub. Notes
5.750%(ff)	06/20/27(oo)	GBP	600	799,266
7.500%(ff)	12/20/30(oo)	GBP	600	826,310
Sr. Preferred Notes, EMTN
3.250%	09/05/29	EUR	330	392,737
				2,018,313
Semiconductors — 0.0%
Broadcom, Inc.,
Gtd. Notes, 144A
1.950%	02/15/28		294	280,068
2.600%	02/15/33		1,060	930,124
Sr. Unsec’d. Notes
4.350%	02/15/30		540	542,755
5.200%	07/15/35		427	440,571
Sr. Unsec’d. Notes, 144A
3.419%	04/15/33		1,450	1,340,571
3.469%	04/15/34		418	381,384
Foundry JV Holdco LLC,
Sr. Sec’d. Notes, 144A
6.200%	01/25/37		1,040	1,112,235
6.250%	01/25/35		525	562,252
Marvell Technology, Inc.,
Gtd. Notes
2.950%	04/15/31		890	821,164
Sr. Unsec’d. Notes
5.450%	07/15/35		1,071	1,104,802
5.950%	09/15/33		120	128,657
Micron Technology, Inc.,
Sr. Unsec’d. Notes
6.050%	11/01/35		220	235,135
				7,879,718
Software — 0.0%
CoreWeave, Inc.,
Gtd. Notes, 144A
9.250%	06/01/30		1,135	1,172,166
Fiserv, Inc.,
Sr. Unsec’d. Notes
4.550%	02/15/31		380	381,438
Oracle Corp.,
Sr. Unsec’d. Notes
5.375%	09/27/54		200	183,777
5.875%	09/26/45		518	519,792
5.950%	09/26/55		400	398,779
6.000%	08/03/55		1,394	1,399,603
Roper Technologies, Inc.,
Sr. Unsec’d. Notes
4.450%	09/15/30		395	396,704
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Software (cont’d.)
Take-Two Interactive Software, Inc.,
Sr. Unsec’d. Notes
4.000%	04/14/32		450	$432,686
5.600%	06/12/34		48	50,134
				4,935,079
Telecommunications — 0.2%
Altice Financing SA (Luxembourg),
Sr. Sec’d. Notes, 144A
5.750%	08/15/29		3,970	2,987,425
AT&T, Inc.,
Sr. Unsec’d. Notes
1.700%	03/25/26		720	711,640
3.500%	06/01/41		147	117,504
3.950%	04/30/31	EUR	850	1,037,391
4.900%	11/01/35		780	773,921
5.550%	11/01/45		270	267,355
5.700%	11/01/54		625	617,808
Digicel International Finance Ltd./DIFL US LLC (Jamaica),
Sr. Sec’d. Notes, 144A
8.625%	08/01/32(x)		402	412,432
EchoStar Corp.,
Sr. Sec’d. Notes
10.750%	11/30/29		11,250	12,377,972
Emirates Telecommunications Group Co. PJSC (United Arab Emirates),
Sr. Unsec’d. Notes, EMTN
0.875%	05/17/33	EUR	400	391,489
Frontier Communications Holdings LLC,
Sec’d. Notes, 144A
6.000%	01/15/30		1,460	1,477,732
Sr. Sec’d. Notes, 144A
5.000%	05/01/28		1,675	1,671,345
5.875%	10/15/27		2,266	2,266,220
8.625%	03/15/31		975	1,029,721
Level 3 Financing, Inc.,
Sec’d. Notes, 144A
3.875%	10/15/30		13,225	11,588,809
4.000%	04/15/31		805	695,228
4.875%	06/15/29		1,000	947,854
Sr. Sec’d. Notes, 144A
6.875%	06/30/33		2,220	2,263,346
Maya SAS (France),
Sr. Sec’d. Notes, 144A
7.000%	10/15/28		200	202,954
Millicom International Cellular SA (Guatemala),
Sr. Unsec’d. Notes
6.250%	03/25/29		270	272,970
NTT Finance Corp. (Japan),
Sr. Unsec’d. Notes, 144A
4.876%	07/16/30		870	883,858
Rogers Communications, Inc. (Canada),
Gtd. Notes
5.000%	02/15/29		1,366	1,391,823
Singapore Telecommunications Ltd. (Singapore),
Sr. Unsec’d. Notes, 144A
7.375%	12/01/31		100	117,036

A37

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Telecommunications (cont’d.)
Sprint Capital Corp.,
Gtd. Notes
6.875%	11/15/28		3,320	$3,570,701
8.750%	03/15/32		1,218	1,483,026
Sprint LLC,
Gtd. Notes
7.625%	03/01/26		25	25,056
T-Mobile USA, Inc.,
Gtd. Notes
3.000%	02/15/41		55	41,281
Turkcell Iletisim Hizmetleri A/S (Turkey),
Sr. Unsec’d. Notes
5.800%	04/11/28		250	250,235
Vmed O2 UK Financing I PLC (United Kingdom),
Sr. Sec’d. Notes
4.000%	01/31/29	GBP	1,300	1,661,301
Windstream Services LLC/Windstream Escrow Finance Corp.,
Sr. Sec’d. Notes, 144A
8.250%	10/01/31		450	466,504
				52,001,937
Transportation — 0.1%
CP - Comboios de Portugal EPE (Portugal),
Sr. Unsec’d. Notes
5.700%	03/05/30	EUR	1,450	1,849,040
Deutsche Bahn AG (Germany),
Jr. Sub. Notes, Series CB
1.600%(ff)	07/18/29(oo)	EUR	500	546,368
Ferrovie dello Stato Italiane SpA (Italy),
Sr. Unsec’d. Notes, EMTN
3.750%	04/14/27	EUR	700	834,740
La Poste SA (France),
Sr. Unsec’d. Notes, EMTN
0.000%	07/18/29	EUR	500	528,675
Lima Metro Line 2 Finance Ltd. (Peru),
Sr. Sec’d. Notes
5.875%	07/05/34		350	362,374
Regie Autonome des Transports Parisiens EPIC (France),
Sr. Unsec’d. Notes, EMTN
0.350%	06/20/29	EUR	100	107,484
0.400%	12/19/36	EUR	217	212,684
1.875%	05/25/32	EUR	1,500	1,605,700
SNCF Reseau (France),
Sr. Unsec’d. Notes, EMTN
1.500%	05/29/37	EUR	300	272,611
Sr. Unsec’d. Notes, Series MPLE
4.700%	06/01/35	CAD	800	596,335
Societe Nationale SNCF SACA (France),
Sr. Unsec’d. Notes, EMTN
1.500%	02/02/29	EUR	1,400	1,577,923
Star Leasing Co. LLC,
Sec’d. Notes, 144A
7.625%	02/15/30		3,575	3,473,194
XPO, Inc.,
Gtd. Notes, 144A
7.125%	06/01/31		175	182,542
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Transportation (cont’d.)
7.125%	02/01/32		495	$519,786
				12,669,456
Trucking & Leasing — 0.0%
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
5.250%	07/01/29		780	802,116
5.750%	05/24/26		490	493,675
6.050%	08/01/28		350	365,468
				1,661,259
Water — 0.0%
Aegea Finance Sarl (Brazil),
Gtd. Notes, 144A
9.000%	01/20/31		800	845,640

Total Corporate Bonds (cost $1,059,740,747)				1,087,528,752
Floating Rate and Other Loans — 0.1%
Auto Parts & Equipment — 0.0%
Clarios Global LP,
Amendment No. 6 Dollar Term Loan, 1 Month SOFR + 2.750%
6.913%(c)	01/28/32		1,550	1,546,125
Tenneco, Inc.,
Term A Loan, 3 Month SOFR + 4.850%
9.054%(c)	11/17/28		965	940,505
Term B Loan, 1 Month SOFR + 5.000%
9.304%(c)	11/17/28		4,175	4,082,223
				6,568,853
Diversified Financial Services — 0.0%
Hudson River Trading LLC,
Term B-1 Loan, 1 Month SOFR + 3.000%
7.150%(c)	03/18/30		1,750	1,752,038
Internet — 0.0%
Diamond Sports Net LLC,
First Lien Exit Term Loan
15.000%	01/02/28		191	166,460
Media — 0.0%
CSC Holdings LLC,
2022 Refinancing Term Loan, 1 Month SOFR + 4.500%
8.650%(c)	01/18/28		197	195,987
Retail — 0.0%
Peer Holding III BV (Netherlands),
Term B-6B Loan, 3 Month EURIBOR + 2.750%
4.730%(c)	07/01/31	EUR	6,000	7,054,866
The Boots Group (United Kingdom),
Closing Date Sterling Term Loan, SONIA + 4.750%
8.717%(c)	07/18/32	GBP	1,450	1,965,080
				9,019,946

A38

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Floating Rate and Other Loans (continued)
Telecommunications — 0.1%
Zegona Holdco Ltd. (United Kingdom),
Facility B (EUR) Loan, 3 Month EURIBOR + 2.750%
5.079%(c)	07/17/29	EUR	8,050	$9,476,205

Total Floating Rate and Other Loans (cost $25,642,591)				27,179,489
Municipal Bonds — 0.0%
California — 0.0%
City of Los Angeles Department of Airports,
Taxable, Revenue Bonds, BABs
6.582%	05/15/39		225	243,766
Oklahoma — 0.0%
Oklahoma Development Finance Authority,
Taxable, Revenue Bonds, Series 2022-PSO, Class A1
4.135%	12/01/33		3,964	3,924,977
Taxable, Revenue Bonds, Series 2022-PSO, Class A2
4.623%	06/01/44		3,285	3,208,912
				7,133,889

Total Municipal Bonds (cost $7,185,391)				7,377,655
Residential Mortgage-Backed Securities — 0.0%
Angel Oak Mortgage Trust,
Series 2021-01, Class A2, 144A
1.115%(cc)	01/25/66		449	392,701
Chase Home Lending Mortgage Trust,
Series 2024-RPL04, Class A1B, 144A
3.375%(cc)	12/25/64		158	140,801
CIM Trust,
Series 2021-INV01, Class A29, 144A
2.500%(cc)	07/01/51		1,037	854,367
Series 2024-R01, Class A1, 144A
4.750%(cc)	06/25/64		409	406,524
Citigroup Mortgage Loan Trust, Inc.,
Series 2020-EXP02, Class A3, 144A
2.500%(cc)	08/25/50		686	591,403
Connecticut Avenue Securities Trust,
Series 2021-R02, Class 2M2, 144A, 30 Day Average SOFR + 2.000% (Cap N/A, Floor 0.000%)
6.356%(c)	11/25/41		84	84,946
Series 2022-R03, Class 1B1, 144A, 30 Day Average SOFR + 6.250% (Cap N/A, Floor 0.000%)
10.606%(c)	03/25/42		130	138,857
Series 2022-R04, Class 1B1, 144A, 30 Day Average SOFR + 5.250% (Cap N/A, Floor 0.000%)
9.606%(c)	03/25/42		100	105,741
Credit Suisse Mortgage Trust,
Series 2014-03R, Class 2A1, 144A
0.000%(cc)	05/27/37		65	63,178
Eagle Re Ltd.,
Series 2021-02, Class M1C, 144A, 30 Day Average SOFR + 3.450% (Cap N/A, Floor 3.450%)
7.806%(c)	04/25/34		67	67,463
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Fannie Mae Interest Strips,
Series 319, Class 2, IO
6.500%	02/25/32	—(r)	$34
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2021-HQA03, Class M2, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)
6.456%(c)	09/25/41	430	432,283
Series 2021-HQA04, Class M2, 144A, 30 Day Average SOFR + 2.350% (Cap N/A, Floor 0.000%)
6.706%(c)	12/25/41	200	202,000
Flagstar Mortgage Trust,
Series 2018-03INV, Class B3, 144A
4.440%(cc)	05/25/48	2,415	2,275,505
Freddie Mac REMIC,
Series 4194, Class BI, IO
3.500%	04/15/43	54	8,003
Series 4910, Class MI, IO
4.000%	08/25/49	71	14,500
Series 5020, Class IH, IO
3.000%	08/25/50	333	53,143
GS Mortgage-Backed Securities Trust,
Series 2020-INV01, Class A14, 144A
2.907%(cc)	10/25/50	569	491,351
Series 2021-GR01, Class A4, 144A
2.500%(cc)	11/25/51	792	651,977
Series 2021-GR02, Class A4, 144A
2.500%(cc)	02/25/52	815	672,047
Series 2025-RPL3, Class A1, 144A
4.100%(cc)	07/25/65	300	292,222
JPMorgan Mortgage Trust,
Series 2019-INV03, Class A3, 144A
3.500%(cc)	05/25/50	216	194,924
Series 2020-INV01, Class A11, 144A, 1 Month SOFR + 0.944% (Cap 6.000%, Floor 0.000%)
5.102%(c)	08/25/50	110	103,720
Series 2020-INV01, Class A3, 144A
3.500%(cc)	08/25/50	182	163,704
Series 2020-INV02, Class A13, 144A
3.000%(cc)	10/25/50	255	221,643
Oaktown Re VII Ltd.,
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 2.900%)
7.256%(c)	04/25/34	121	121,750
Sequoia Mortgage Trust,
Series 2017-05, Class B1, 144A
3.786%(cc)	08/25/47	589	558,450
Series 2018-CH02, Class A3, 144A
4.000%(cc)	06/25/48	168	156,873
Starwood Mortgage Residential Trust,
Series 2020-INV01, Class A1, 144A
1.027%(cc)	11/25/55	236	224,220
Towd Point Mortgage Trust,
Series 2019-01, Class A1, 144A
3.750%(cc)	03/25/58	47	45,417

A39

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
Series 2019-HY03, Class A1A, 144A, 1 Month SOFR + 1.114% (Cap N/A, Floor 1.000%)
5.272%(c)	10/25/59		15	$15,349
UWM Mortgage Trust,
Series 2021-INV02, Class A15, 144A
2.500%(cc)	09/25/51		820	675,432
Verus Securitization Trust,
Series 2021-01, Class A3, 144A
1.155%(cc)	01/25/66		205	185,104
Series 2021-05, Class A2, 144A
1.218%(cc)	09/25/66		417	362,678
Vista Point Securitization Trust,
Series 2020-02, Class A1, 144A
1.475%(cc)	04/25/65		372	359,424

Total Residential Mortgage-Backed Securities (cost $12,675,413)				11,327,734
Sovereign Bonds — 1.7%
Agence France Locale (France),
Gtd. Notes, EMTN
3.125%	03/20/34	EUR	1,500	1,713,756
Amazon Conservation DAC (Ecuador),
Sr. Sec’d. Notes
6.034%	01/16/42		1,000	1,024,430
Andorra International Bond (Andorra),
Sr. Unsec’d. Notes, EMTN
1.250%	05/06/31	EUR	1,500	1,578,167
Australia Government Bond (Australia),
Sr. Unsec’d. Notes, Series 169
4.750%	06/21/54	AUD	6,310	4,036,205
Autonomous Community of Catalonia (Spain),
Sr. Unsec’d. Notes
4.220%	04/26/35	EUR	200	240,192
4.690%	10/28/34	EUR	200	248,458
Sr. Unsec’d. Notes, EMTN
6.350%	11/30/41	EUR	500	694,630
Autonomous Community of Valencia Spain (Spain),
Sr. Unsec’d. Notes
6.040%	06/10/27	EUR	1,600	1,975,710
Bahrain Government International Bond (Bahrain),
Sr. Unsec’d. Notes, EMTN
5.625%	05/18/34		1,025	993,738
Bpifrance SACA (France),
Gtd. Notes, EMTN
0.625%	07/22/31	EUR	100	102,433
3.375%	11/25/32	EUR	500	591,340
3.375%	05/25/34	EUR	900	1,046,569
Brazil Minas SPE via State of Minas Gerais (Brazil),
Gov’t. Gtd. Notes
5.333%	02/15/28		4,530	4,506,784
Bulgaria Government International Bond (Bulgaria),
Sr. Unsec’d. Notes
4.500%	01/27/33	EUR	430	548,702
Sr. Unsec’d. Notes, 144A
4.500%	01/27/33	EUR	720	918,757
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds(continued)
Sr. Unsec’d. Notes, Series 07Y
4.125%	09/23/29	EUR	900	$1,113,704
Sr. Unsec’d. Notes, Series 12.5
4.875%	05/13/36	EUR	275	355,655
Sr. Unsec’d. Notes, Series 13Y
5.000%	03/05/37		630	630,630
Sr. Unsec’d. Notes, Series 30Y
1.375%	09/23/50	EUR	50	33,460
Bundesobligation (Germany),
Bonds, Series 191
2.400%	04/18/30	EUR	15,515	18,320,902
Caisse Francaise de Financement Local SA (France),
Covered Bonds, EMTN
4.680%	03/09/29	CAD	600	439,731
Chile Government International Bond (Chile),
Sr. Unsec’d. Notes
2.550%	01/27/32		4,200	3,738,000
3.750%	01/14/32	EUR	573	688,291
3.875%	07/09/31	EUR	200	241,531
China Government Bond (China),
Sr. Unsec’d. Notes
3.900%	07/04/36	CNH	500	83,117
3.950%	06/29/43	CNH	18,500	3,226,416
4.000%	11/30/35	CNH	5,000	837,436
China Government International Bond (China),
Sr. Unsec’d. Notes
0.250%	11/25/30	EUR	1,460	1,507,254
City of Milan (Italy),
Sr. Unsec’d. Notes
4.019%	06/29/35	EUR	1,415	1,683,877
City of Montreal (Canada),
Unsec’d. Notes
3.150%	09/01/28	CAD	500	363,527
3.500%	12/01/38	CAD	700	465,609
4.400%	12/01/43	CAD	700	492,777
City of Ottawa Ontario (Canada),
Unsec’d. Notes
4.200%	07/30/53	CAD	500	332,174
City of Toronto (Canada),
Unsec’d. Notes
2.600%	09/24/39	CAD	300	178,033
2.950%	04/28/35	CAD	900	602,794
City of Vancouver (Canada),
Sr. Unsec’d. Notes
3.700%	10/18/52	CAD	1,500	915,881
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
3.750%	09/19/28	EUR	1,920	2,248,541
5.000%	09/19/32	EUR	510	590,982
5.000%	06/15/45		2,105	1,581,381
5.625%	02/19/36	EUR	740	839,258
Costa Rica Government International Bond (Costa Rica),
Sr. Unsec’d. Notes
6.550%	04/03/34		1,555	1,673,180
Croatia Government International Bond (Croatia),
Sr. Unsec’d. Notes
1.125%	06/19/29	EUR	100	111,318

A40

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds(continued)
1.125%	03/04/33	EUR	200	$205,426
1.500%	06/17/31	EUR	2,205	2,407,566
Cyprus Government International Bond (Cyprus),
Sr. Unsec’d. Notes, EMTN
1.250%	01/21/40	EUR	2,900	2,520,805
Czech Republic Government Bond (Czech Republic),
Sr. Unsec’d. Notes, Series 151
4.900%	04/14/34	CZK	211,440	10,493,174
Sr. Unsec’d. Notes, Series 154
4.500%	11/11/32	CZK	19,140	932,667
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes
6.600%	06/01/36		1,945	2,038,360
Sr. Unsec’d. Notes, 144A
6.950%	03/15/37		1,177	1,258,507
7.050%	02/03/31		200	215,700
Eagle Funding Luxco Sarl (Mexico),
Sr. Unsec’d. Notes, 144A
5.500%	08/17/30		2,320	2,355,960
Ecuador Social Bond Sarl (Ecuador),
Gov’t. Gtd. Notes
2.250%	01/30/35		437	378,915
Egypt Government International Bond (Egypt),
Sr. Unsec’d. Notes, EMTN
7.300%	09/30/33		1,005	952,238
El Salvador Government International Bond (El Salvador),
Sr. Unsec’d. Notes
7.650%	06/15/35		295	299,742
Emirate of Dubai Government International Bonds (United Arab Emirates),
Sr. Unsec’d. Notes, EMTN
3.900%	09/09/50		295	223,185
Estonia Government International Bond (Estonia),
Sr. Unsec’d. Notes, Series 10Y
4.000%	10/12/32	EUR	255	316,277
European Union (Supranational Bank),
Sr. Unsec’d. Notes, Series UFA
3.250%	07/04/34	EUR	2,700	3,228,928
Export-Import Bank of India (India),
Sr. Unsec’d. Notes, EMTN
3.250%	01/15/30		540	514,863
French Republic Government Bond OAT (France),
Bonds, 144A
2.700%	02/25/31	EUR	3,945	4,602,976
2.750%	02/25/30	EUR	337	397,376
3.000%	06/25/49	EUR	666	644,679
3.250%	05/25/55	EUR	494	474,713
Gabon Blue Bond Master Trust 2 (Gabon),
Insured Notes
6.097%	08/01/38		3,000	3,030,000
Guatemala Government Bond (Guatemala),
Sr. Unsec’d. Notes, 144A
6.250%	08/15/36		733	757,189
Hellenic Republic Government Bond (Greece),
Sr. Unsec’d. Notes, 144A
1.875%	02/04/35	EUR	9,400	9,734,157
3.375%	06/15/34	EUR	126	149,215
4.125%	06/15/54	EUR	753	861,603
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds(continued)
Hellenic Republic Government International Bond (Greece),
Sr. Unsec’d. Notes
5.200%	07/17/34	EUR	125	$160,014
Hong Kong Government International Bond (Hong Kong),
Sr. Unsec’d. Notes, GMTN
3.300%	06/07/33	CNH	4,000	607,879
Hungary Government Bond (Hungary),
Bonds, Series 35/A
7.000%	10/24/35	HUF	2,050,490	6,233,318
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes
6.125%	05/22/28		200	208,590
Sr. Unsec’d. Notes, 144A
5.250%	06/16/29		200	204,150
6.750%	09/25/52		200	215,600
Sr. Unsec’d. Notes, Series 10Y
4.500%	06/16/34	EUR	3,315	3,988,069
Sr. Unsec’d. Notes, Series 12Y
1.625%	04/28/32	EUR	2,290	2,376,952
Iceland Government International Bond (Iceland),
Sr. Unsec’d. Notes, Series 7Y
0.000%	04/15/28	EUR	1,000	1,101,616
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
1.100%	03/12/33	EUR	1,100	1,078,920
4.125%	01/15/37	EUR	3,000	3,541,980
Sr. Unsec’d. Notes, EMTN
3.750%	06/14/28	EUR	4,080	4,926,355
Israel Government International Bond (Israel),
Sr. Unsec’d. Notes, EMTN
0.625%	01/18/32	EUR	100	97,652
1.500%	01/18/27	EUR	100	115,163
6.875%	10/21/34	GBP	200	292,932
Sr. Unsec’d. Notes, Series 05Y
5.375%	02/19/30		2,423	2,500,536
Sr. Unsec’d. Notes, Series 10Y
5.500%	03/12/34		600	616,125
Italy Buoni Poliennali Del Tesoro (Italy),
Sr. Unsec’d. Notes, Series 05Y
3.000%	10/01/29	EUR	958	1,141,714
3.350%	07/01/29	EUR	465	561,359
Sr. Unsec’d. Notes, Series 07Y, 144A
3.500%	02/15/31	EUR	8,470	10,255,964
Sr. Unsec’d. Notes, Series 10Y
4.350%	11/01/33	EUR	560	707,816
Sr. Unsec’d. Notes, Series 10Y, 144A
0.600%	08/01/31	EUR	5,680	5,851,973
3.650%	08/01/35	EUR	17,636	20,959,771
Sr. Unsec’d. Notes, Series 11Y
3.850%	02/01/35	EUR	8,820	10,693,515
Sr. Unsec’d. Notes, Series 15Y, 144A
3.850%	10/01/40	EUR	1,600	1,855,730
4.150%	10/01/39	EUR	178	215,173
Sr. Unsec’d. Notes, Series 16Y, 144A
0.950%	03/01/37	EUR	910	801,160
3.250%	03/01/38	EUR	10,185	11,374,612
3.350%	03/01/35	EUR	65	76,047

A41

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds(continued)
Sr. Unsec’d. Notes, Series 30Y, 144A
4.300%	10/01/54	EUR	3,387	$3,904,075
Ivory Coast Government International Bond (Ivory Coast),
Sr. Unsec’d. Notes
4.875%	01/30/32	EUR	875	978,395
6.625%	03/22/48	EUR	2,545	2,553,209
Japan Government Thirty Year Bond (Japan),
Bonds, Series 74
1.000%	03/20/52	JPY	219,300	939,669
Bonds, Series 84
2.100%	09/20/54	JPY	49,900	274,784
Bonds, Series 86
2.400%	03/20/55	JPY	1,992,800	11,724,532
Japan Government Twenty Year Bond (Japan),
Bonds, Series 186
1.500%	09/20/43	JPY	1,248,450	7,256,223
Kazakhstan Government International Bond (Kazakhstan),
Sr. Unsec’d. Notes, EMTN
1.500%	09/30/34	EUR	185	183,696
2.375%	11/09/28	EUR	1,670	1,936,155
Korea Housing Finance Corp. (South Korea),
Covered Bonds
3.124%	03/18/29	EUR	2,330	2,775,256
Latvia Government International Bond (Latvia),
Sr. Unsec’d. Notes, GMTN
0.000%	03/17/31	EUR	600	599,363
Lithuania Government International Bond (Lithuania),
Sr. Unsec’d. Notes, EMTN
2.125%	06/01/32	EUR	700	769,911
Magyar Export-Import Bank Zrt (Hungary),
Gov’t. Gtd. Notes
6.000%	05/16/29	EUR	1,200	1,522,449
Mexican Bonos (Mexico),
Bonds, Series M
7.500%	05/26/33	MXN	112,500	5,788,880
7.750%	05/29/31	MXN	145,760	7,750,566
Sr. Unsec’d. Notes, Series M
7.750%	11/23/34	MXN	110,500	5,694,580
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
1.125%	01/17/30	EUR	2,600	2,780,092
2.250%	08/12/36	EUR	735	701,939
3.500%	09/19/29	EUR	2,150	2,536,829
4.500%	03/19/34	EUR	1,230	1,465,743
5.125%	03/19/38	EUR	770	920,408
Morocco Government International Bond (Morocco),
Sr. Unsec’d. Notes
2.375%	12/15/27		9,700	9,280,184
New South Wales Treasury Corp. (Australia),
Local Gov’t. Gtd. Notes
4.750%	02/20/35	AUD	3,510	2,312,329
Oman Government International Bond (Oman),
Sr. Unsec’d. Notes, 144A
6.750%	10/28/27		900	940,347
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
3.160%	01/23/30		200	186,200
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds(continued)
3.870%	07/23/60		1,025	$664,200
Perusahaan Penerbit SBSN Indonesia III (Indonesia),
Sr. Unsec’d. Notes
5.400%	11/15/28		2,100	2,179,800
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes
1.250%	03/11/33	EUR	2,655	2,648,571
Philippine Government International Bond (Philippines),
Sr. Unsec’d. Notes
0.700%	02/03/29	EUR	1,520	1,659,637
1.200%	04/28/33	EUR	1,170	1,158,389
Platinum for Belize Blue Investment Co. LLC (Belize),
Sec’d. Notes
3.600%(cc)	10/20/40		1,000	892,640
Province of Alberta (Canada),
Unsec’d. Notes
3.100%	06/01/50	CAD	500	285,304
Province of British Columbia (Canada),
Sr. Unsec’d. Notes
2.750%	06/18/52	CAD	1,000	524,455
Province of Manitoba (Canada),
Unsec’d. Notes
3.200%	03/05/50	CAD	1,500	861,162
Province of Nova Scotia (Canada),
Unsec’d. Notes
3.450%	06/01/45	CAD	1,000	619,931
Province of Ontario (Canada),
Sr. Unsec’d. Notes
2.550%	12/02/52	CAD	303	153,037
3.650%	06/02/33	CAD	7,906	5,785,688
Province of Quebec (Canada),
Sr. Unsec’d. Notes
3.600%	09/01/33	CAD	9,550	6,948,243
Unsec’d. Notes
3.500%	12/01/45	CAD	102	64,125
3.500%	12/01/48	CAD	1,500	924,075
Unsec’d. Notes, MTN
4.694%(s)	10/01/39	CAD	535	208,460
Province of Saskatchewan (Canada),
Unsec’d. Notes
3.300%	06/02/48	CAD	1,000	598,724
Queensland Treasury Corp. (Australia),
Local Gov’t. Gtd. Notes, Series 33
6.500%	03/14/33	AUD	1,000	741,997
Region of Lazio (Italy),
Sr. Unsec’d. Notes
3.088%	03/31/43	EUR	1,307	1,430,788
Republic of Italy Government International Bond (Italy),
Sr. Unsec’d. Notes, EMTN
5.200%	07/31/34	EUR	1,618	2,112,306
6.000%	08/04/28	GBP	1,436	1,985,565
Sr. Unsec’d. Notes, Series 10Y
2.875%	10/17/29		400	381,530
4.000%	10/17/49		690	516,566
Sr. Unsec’d. Notes, Series 30Y
3.875%	05/06/51		998	715,668

A42

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds(continued)
Sr. Unsec’d. Notes, Series 30Y, MTN
5.375%	06/15/33		567	$599,493
Republic of Poland Government International Bond (Poland),
Sr. Unsec’d. Notes, EMTN
3.875%	02/14/33	EUR	1,210	1,484,513
Sr. Unsec’d. Notes, Series 10Y
3.625%	01/11/34	EUR	930	1,114,687
Republic of South Africa Government Bond (South Africa),
Sr. Unsec’d. Notes, Series 2030
8.000%	01/31/30	ZAR	51,505	2,992,399
Republic of South Africa Government International Bond (South Africa),
Sr. Unsec’d. Notes, Series 30Y
5.750%	09/30/49		1,350	1,081,296
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, 144A
3.624%	05/26/30	EUR	35	39,442
5.500%	09/18/28	EUR	1,450	1,784,086
Sr. Unsec’d. Notes, 144A, MTN
3.875%	10/29/35	EUR	45	44,749
Sr. Unsec’d. Notes, EMTN
1.750%	07/13/30	EUR	2,000	2,062,618
3.875%	10/29/35	EUR	45	44,749
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes
2.000%	07/09/39	EUR	1,175	1,084,984
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes
2.125%	12/01/30		4,800	4,191,024
3.125%	05/15/27	EUR	1,875	2,199,968
6.500%	09/26/33		2,270	2,459,091
Sr. Unsec’d. Notes, 144A
6.250%	05/26/28		880	915,640
SFIL SA (France),
Sr. Unsec’d. Notes, EMTN
2.875%	01/22/31	EUR	1,200	1,398,769
Slovakia Government Bond (Slovakia),
Bonds, Series 245
3.750%	02/23/35	EUR	400	478,484
Slovenia Government Bond (Slovenia),
Sr. Unsec’d. Notes, Series RS76
3.125%	08/07/45	EUR	53	57,027
Sr. Unsec’d. Notes, Series RS91
3.625%	03/11/33	EUR	300	370,970
Slovenia Government International Bond (Slovenia),
Bonds
5.000%	09/19/33		1,400	1,442,056
Societe Des Grands Projets EPIC (France),
Sr. Unsec’d. Notes, EMTN
0.000%	11/25/30	EUR	1,100	1,114,333
Spain Government Bond (Spain),
Sr. Unsec’d. Notes, 144A
1.000%	10/31/50	EUR	6,300	3,968,068
1.200%	10/31/40	EUR	440	370,078
1.900%	10/31/52	EUR	600	460,806
3.200%	10/31/35	EUR	8,210	9,592,830
3.450%	10/31/34	EUR	1,058	1,271,564
3.450%	07/30/43	EUR	368	411,722
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds(continued)
Spain Government International Bond (Spain),
Sr. Unsec’d. Notes, EMTN
5.250%	04/06/29	GBP	100	$136,382
Thailand Government Bond (Thailand),
Sr. Unsec’d. Notes
2.800%	06/17/34	THB	276,818	9,491,513
Transport for London (United Kingdom),
Sr. Unsec’d. Notes, EMTN
4.650%	12/19/31	GBP	1,200	1,581,602
Treasury Corp. of Victoria (Australia),
Local Gov’t. Gtd. Notes
2.250%	09/15/33	AUD	4,220	2,341,294
2.250%	11/20/34	AUD	1,000	533,641
Turkiye Government International Bond (Turkey),
Sr. Unsec’d. Notes
6.500%	01/03/35		440	431,350
United Kingdom Gilt (United Kingdom),
Bonds
4.500%	03/07/35	GBP	21,095	27,933,474

Total Sovereign Bonds (cost $391,098,977)				400,591,613
U.S. Government Agency Obligations — 0.7%
Federal Home Loan Mortgage Corp.
1.500%	02/01/36		450	405,189
2.000%	02/01/51		3,809	3,097,687
2.000%	04/01/51		4,173	3,389,888
2.000%	05/01/51		1,045	848,715
2.500%	07/01/50		1,074	914,808
2.500%	10/01/50		275	233,653
2.500%	11/01/51		1,178	1,014,108
3.500%	09/01/42		1	524
3.500%	10/01/42		1	1,324
3.500%	05/01/52		830	759,371
4.000%	10/01/40		1	1,025
4.000%	10/01/40		2	1,742
4.000%	12/01/40		1	770
4.000%	10/01/47		1	1,407
4.500%	10/01/39		214	215,530
4.500%	09/01/50		6,105	6,011,302
5.000%	07/01/33		—(r)	110
5.000%	11/01/33		—(r)	481
5.000%	11/01/33		1	533
5.000%	11/01/33		1	1,059
5.000%	11/01/33		1	1,208
5.000%	12/01/35		—(r)	336
5.000%	04/01/40		2	1,627
5.000%	07/01/40		1	1,283
5.000%	07/01/41		1	1,489
5.000%	09/01/52		2,661	2,651,576
5.500%	07/01/53		6,764	6,837,097
5.500%	11/01/54		9,963	10,052,343
6.000%	10/01/32		—(r)	18
6.000%	03/01/33		1	1,218
6.000%	06/01/37		—(r)	250
6.000%	07/01/38		1	1,044
6.000%	07/01/53		3,608	3,715,795

A43

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
6.000%	06/01/55	7,475	$7,640,571
6.250%	07/15/32	180	204,387
6.500%	05/01/54	2,918	3,049,498
6.500%	08/01/54	6,931	7,164,152
6.750%	03/15/31	1,865	2,131,172
7.000%	06/01/32	—(r)	238
7.000%	06/01/32	—(r)	314
Federal Home Loan Mortgage Corp., 1 Year RFUCCT + 1.750% (Cap 9.435%, Floor 1.750%)
6.750%(c)	02/01/35	—(r)	448
Federal Home Loan Mortgage Corp., 1 Year RFUCCT + 1.815% (Cap 10.719%, Floor 1.815%)
6.525%(c)	01/01/37	1	804
Federal Home Loan Mortgage Corp., 1 Year RFUCCT + 1.849% (Cap 10.051%, Floor 1.849%)
6.881%(c)	03/01/36	1	743
Federal Home Loan Mortgage Corp., 1 Year RFUCCT + 1.911% (Cap 11.166%, Floor 1.911%)
6.538%(c)	12/01/36	—(r)	168
Federal Home Loan Mortgage Corp., 1 Year RFUCCT + 1.934% (Cap 10.453%, Floor 1.934%)
6.933%(c)	02/01/37	—(r)	377
Federal Home Loan Mortgage Corp., 1 Year RFUCCT + 2.032% (Cap 11.126%, Floor 2.032%)
6.796%(c)	11/01/36	1	1,126
Federal Home Loan Mortgage Corp., 1 Year RFUCCT + 2.069% (Cap 10.954%, Floor 2.069%)
6.988%(c)	02/01/37	—(r)	496
Federal Home Loan Mortgage Corp., 1 Year US Treasury Yield Curve Rate CMT + 2.250% (Cap 11.385%, Floor 2.250%)
6.771%(c)	10/01/36	—(r)	156
Federal National Mortgage Assoc.
2.000%	10/01/50	604	491,558
2.000%	12/01/50	5,806	4,726,373
2.000%	01/01/51	1,108	901,223
2.000%	02/01/51	4,082	3,314,254
2.000%	03/01/51	1,988	1,615,536
2.000%	04/01/51	4,012	3,248,905
2.000%	05/01/51	3,372	2,738,395
2.500%	07/01/50	75	63,536
2.500%	10/01/50	5,601	4,813,242
2.500%	05/01/51	2,034	1,723,610
2.500%	06/01/51	1,893	1,607,972
2.500%	07/01/51	1,108	939,632
2.500%	11/01/51	5,738	4,899,884
2.500%	01/01/52	309	261,070
2.500%	01/01/52	738	631,885
2.500%	04/01/52	1,403	1,186,221
3.000%	08/01/27	1	904
3.000%	08/01/27	1	973
3.000%	11/01/27	1	978
3.000%	02/01/43	2	1,755
3.000%	12/01/44	1	729
3.000%	11/01/46	1,590	1,436,685
3.000%	01/01/47	921	832,499
3.000%	07/01/52	9,826	8,722,038
3.500%	01/01/34	2	1,546
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
3.500%	07/01/43	122	$115,136
3.500%	01/01/52	970	891,745
3.500%	05/01/52	5,315	4,886,141
4.500%	12/01/39	81	81,101
4.500%	09/01/40	146	145,967
4.500%	11/01/47	339	334,601
5.000%	04/01/34	1	1,333
5.000%	07/01/34	1	1,388
5.000%	07/01/37	1	1,282
5.000%	02/01/53	2,993	2,982,490
5.000%	04/01/53	3,145	3,133,281
5.000%	08/01/53	4,816	4,795,196
5.000%	02/01/54	1,218	1,212,130
5.311%	08/01/41	21	20,956
5.500%	01/01/36	1	959
5.500%	03/01/36	1	1,214
5.500%	03/01/36	1	1,423
5.500%	11/01/36	1	595
5.500%	08/01/37	2	1,567
5.500%	09/01/41	—(r)	457
5.500%	09/01/53	4,127	4,173,919
6.000%	11/01/32	1	1,469
6.000%	03/01/33	1	1,416
6.000%	04/01/33	2	1,640
6.000%	02/01/34	15	15,432
6.000%	08/01/34	1	1,215
6.000%	11/01/34	1	1,050
6.000%	11/01/34	63	65,826
6.000%	04/01/36	—(r)	7
6.000%	12/01/36	1	1,235
6.000%	01/01/37	—(r)	10
6.000%	02/01/37	2	1,922
6.000%	05/01/37	—(r)	27
6.000%	05/01/37	1	1,203
6.000%	05/01/38	22	22,741
6.000%	12/01/38	1	884
6.000%	04/01/39	1	1,386
6.000%	09/01/52	600	619,619
6.000%	12/01/52	615	632,586
6.000%	02/01/53	2,418	2,477,192
6.000%	07/01/54	3,211	3,308,819
6.000%	10/01/54	6,478	6,685,619
6.500%	07/01/32	1	800
6.500%	12/01/32	1	1,077
6.500%	07/01/36	—(r)	434
6.500%	10/01/36	1	1,297
6.500%	10/01/36	22	23,452
6.500%	11/01/36	1	1,285
6.500%	12/01/36	1	608
6.500%	10/01/53	763	788,807
6.625%	11/15/30	855	966,659
6.783%	02/01/39	6	5,852
7.000%	01/01/31	—(r)	16
7.000%	04/01/32	—(r)	20
Federal National Mortgage Assoc., 1 Year RFUCCT + 1.340% (Cap 11.165%, Floor 1.340%)
6.215%(c)	12/01/35	1	783

A44

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
Federal National Mortgage Assoc., 1 Year RFUCCT + 1.523% (Cap 9.846%, Floor 1.523%)
6.317%(c)	07/01/35	—(r)	$419
Federal National Mortgage Assoc., 1 Year RFUCCT + 1.655% (Cap 11.030%, Floor 1.655%)
6.280%(c)	08/01/37	—(r)	466
Federal National Mortgage Assoc., 1 Year RFUCCT + 1.876% (Cap 11.081%, Floor 1.876%)
6.501%(c)	08/01/36	1	1,232
Federal National Mortgage Assoc., 1 Year RFUCCT + 1.892% (Cap 10.392%, Floor 1.892%)
6.892%(c)	12/01/35	—(r)	222
Government National Mortgage Assoc.
2.000%	01/20/51	4,290	3,548,241
2.000%	01/20/52	2,892	2,390,895
2.500%	11/20/49	294	254,643
3.000%	06/15/43	1	819
3.000%	09/20/43	166	152,105
3.000%	01/20/44	18	16,132
3.000%	05/20/45	998	906,799
3.000%	01/20/50	125	111,907
3.000%	06/20/51	409	365,384
3.000%	10/20/51	8,761	7,828,965
3.500%	08/20/42	131	124,238
3.500%	05/20/43	89	84,547
3.500%	03/20/44	1	874
3.500%	05/20/46	1	1,249
3.500%	12/20/47	754	702,820
3.500%	12/20/49	—(r)	448
3.500%	12/20/49	1	1,239
3.500%	12/20/49	2	1,778
4.000%	11/20/25	—(r)	112
4.000%	01/20/26	—(r)	107
4.000%	10/20/40	12	11,810
4.000%	02/20/41	14	13,501
4.000%	03/20/41	56	54,066
4.000%	07/20/47	158	150,838
4.500%	05/15/39	1	1,329
4.500%	09/20/39	1	599
4.500%	05/20/40	103	103,965
4.500%	06/15/40	1	625
4.500%	07/15/40	—(r)	439
4.500%	07/15/40	2	1,512
4.500%	02/20/41	142	142,918
4.500%	03/20/41	339	340,826
4.500%	05/20/41	—(r)	481
4.500%	05/20/41	11	10,577
4.500%	06/20/41	2	1,867
4.500%	08/20/41	122	122,894
4.500%	02/20/42	1	579
4.500%	06/20/43	1	727
4.500%	06/20/44	1	674
4.500%	10/20/44	1	658
4.500%	01/20/45	1	602
4.500%	03/20/46	1	930
4.500%	05/20/46	1	759
5.000%	11/15/33	1	634
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
5.000%	08/15/39	2	$1,726
5.000%	10/20/39	1	1,113
5.000%	07/15/40	2	1,731
5.000%	06/20/48	47	47,475
5.500%	10/20/32	—(r)	196
5.500%	03/20/34	1	671
5.500%	09/20/48	1	764
8.500%	06/15/26	—(r)	1
U.S. International Development Finance Corp., U.S. Gov’t. Gtd. Notes
3.250%	10/15/30	583	569,934

Total U.S. Government Agency Obligations (cost $161,212,083)			161,018,894
U.S. Treasury Obligations — 2.6%
U.S. Treasury Bonds
2.375%	11/15/49(h)	56,970	37,270,842
2.375%	05/15/51(h)	10,500	6,754,453
3.000%	02/15/49	22,225	16,640,969
3.375%	08/15/42	14,860	12,658,863
3.375%	11/15/48	5,040	4,047,750
4.000%	11/15/42	45,214	41,801,756
4.125%	08/15/44(h)(k)	126,430	117,362,598
4.125%	08/15/53	816	737,588
4.375%	08/15/43	3,285	3,170,538
4.625%	11/15/44(h)(k)	8,170	8,095,959
4.750%	11/15/43	20,162	20,376,221
4.750%	02/15/45	8,815	8,871,471
4.750%	05/15/55	775	777,422
4.875%	08/15/45	455	465,166
5.000%	05/15/45(h)	7,600	7,894,500
U.S. Treasury Inflation Indexed Bonds, TIPS
1.625%	10/15/29	14,794	15,087,312
1.625%	04/15/30	14,304	14,525,151
1.875%	07/15/35	7,198	7,258,324
U.S. Treasury Notes
3.250%	06/30/29	4	3,940
3.500%	09/30/26	885	883,168
3.500%	02/15/33	12,295	11,937,677
3.625%	09/30/30	410	407,918
3.750%	05/15/28(k)	8,725	8,753,629
3.875%	05/31/27	22,415	22,492,927
3.875%	06/30/30	6,790	6,831,907
4.000%	05/31/30	19,445	19,674,390
4.000%	06/30/32	16,575	16,663,055
4.000%	07/31/32	780	783,778
4.125%	05/31/32	12,990	13,156,434
4.250%	11/30/26(h)(k)	71,605	72,032,952
4.250%	11/15/34	160	161,850
4.250%	05/15/35	26,530	26,778,719
4.250%	08/15/35	1,310	1,320,644
U.S. Treasury Strips Coupon
2.262%(s)	08/15/41(k)	11,760	5,504,527
3.862%(s)	05/15/41(k)	38,770	18,429,649
4.500%(s)	05/15/46	1,615	583,569
4.605%(s)	05/15/44(k)	26,280	10,506,411
4.751%(s)	05/15/43	11,945	5,043,396
4.822%(s)	11/15/42(k)	33,810	14,703,994

A45

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Treasury Obligations(continued)
4.920%(s)	08/15/48	1,420	$458,867
4.928%(s)	11/15/45	455	168,265
4.967%(s)	02/15/39	1,135	613,835
5.007%(s)	05/15/39(k)	1,130	602,221
5.021%(s)	08/15/39	1,125	590,627
5.040%(s)	11/15/39(k)	1,125	582,096
5.046%(s)	11/15/43	5,950	2,443,083
5.056%(s)	02/15/40	1,120	571,446
5.069%(s)	05/15/40	1,120	563,037
5.095%(s)	08/15/40	1,120	554,482
5.104%(s)	11/15/40	1,115	544,860
5.111%(s)	02/15/41	1,115	536,932
5.156%(s)	02/15/42(k)	26,110	11,866,331
5.158%(s)	11/15/41	1,115	514,622
5.183%(s)	05/15/42	1,115	499,274
5.192%(s)	08/15/42	1,110	489,783
5.208%(s)	02/15/43	1,110	475,534
5.220%(s)	02/15/45	2,695	1,036,747
5.239%(s)	02/15/44	1,115	451,406
5.239%(s)	08/15/44	1,115	439,614
5.245%(s)	08/15/45	7,250	2,715,072
5.246%(s)	11/15/44	1,115	434,192
5.247%(s)	08/15/43(k)	26,115	10,878,237

Total U.S. Treasury Obligations (cost $624,317,752)			618,481,980

Options Purchased*~ — 0.0%
(cost $0)	34,070
Options Written*~ — (0.0)%
(premiums received $0)	(34,082)

Total Long-Term Investments (cost $18,745,601,880)	21,496,535,242

	Shares
Short-Term Investments — 10.6%
Affiliated Mutual Funds — 10.0%
PGIM Core Ultra Short Bond Fund(wa)	2,068,944,558	2,068,944,558
PGIM Institutional Money Market Fund (7-day effective yield 4.350%) (cost $308,490,762; includes $307,495,541 of cash collateral for securities on loan)(b)(wa)	308,677,942	308,492,735

Total Affiliated Mutual Funds (cost $2,377,435,320)		2,377,437,293

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Treasury Obligations(n) — 0.6%
U.S. Treasury Bills
3.899%	12/04/25	300	297,923
3.965%	12/11/25(k)	150,000	148,861,041
Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Treasury Obligations(n) (continued)
4.133%	10/02/25	236	$235,975
4.213%	11/06/25(h)	284	282,857

Total U.S. Treasury Obligations (cost $149,655,294)			149,677,796

Options Purchased*~ — 0.0%
(cost $1,048,677)	409,409

Total Short-Term Investments (cost $2,528,139,291)	2,527,524,498

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN—100.8% (cost $21,273,741,171)	24,024,059,740

Options Written*~ — (0.0)%
(premiums received $2,359,566)	(1,539,931)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN—100.8% (cost $21,271,381,605)	24,022,519,809

Liabilities in excess of other assets(z) — (0.8)%	(182,921,134)

Net Assets — 100.0%	$23,839,598,675

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian Leu
SEK	Swedish Krona

A46

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwanese Dollar
USD	US Dollar
ZAR	South African Rand

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A	Annual payment frequency for swaps
ADR	American Depositary Receipt
BABs	Build America Bonds
BARC	Barclays Bank PLC
BBR	New Zealand Bank Bill Rate
BBSW	Australian Bank Bill Swap Reference Rate
BNP	BNP Paribas S.A.
BOA	Bank of America, N.A.
BROIS	Brazil Overnight Index Swap
BTP	Buoni del Tesoro Poliennali
BUBOR	Budapest Interbank Offered Rate
CACI	Credit Agricole Corporate and Investment Bank SA
CDX	Credit Derivative Index
CIBOR	Copenhagen Interbank Offered Rate
CITI	Citibank, N.A.
CLO	Collateralized Loan Obligation
CLOIS	Sinacofi Chile Interbank Rate Average
CMBX	Commercial Mortgage-Backed Index
CME	Chicago Mercantile Exchange
CMS	Constant Maturity Swap
CMT	Constant Maturity Treasury
CORRA	Canadian Overnight Repo Rate Average
CVA	Certificate Van Aandelen (Bearer)
DAC	Designated Activity Company
DB	Deutsche Bank AG
EAFE	Europe, Australasia, Far East
EMTN	Euro Medium Term Note
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
EuroSTR	Euro Short-Term Rate
FHLMC	Federal Home Loan Mortgage Corporation
GMTN	Global Medium Term Note
GSI	Goldman Sachs International
HSBC	HSBC Bank PLC
IO	Interest Only (Principal amount represents notional)
JPM	JPMorgan Chase Bank N.A.
KLIBOR	Kuala Lumpur Interbank Offered Rate
KWCDC	Korean Won Certificate of Deposit
LP	Limited Partnership
M	Monthly payment frequency for swaps
MPLE	Maple Bonds
MSCI	Morgan Stanley Capital International
MSI	Morgan Stanley & Co. International PLC
MTN	Medium Term Note
N/A	Not Applicable
NIBOR	Norwegian Interbank Offered Rate
NYSE	New York Stock Exchange
OAT	Obligations Assimilables du Tresor
OTC	Over-the-counter
PIK	Payment-in-Kind
PJSC	Public Joint-Stock Company
PRFC	Preference Shares
PRIBOR	Prague Interbank Offered Rate
Q	Quarterly payment frequency for swaps
RBC	Royal Bank of Canada
REITs	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
RFUCCT	Refinitiv USD IBOR Consumer Cash Fallbacks Term
S	Semiannual payment frequency for swaps
S&P	Standard & Poor’s
SARON	Swiss Average Rate Overnight
SHIR	Shekel Overnight Interest Rate
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
SORA	Singapore Overnight Rate Average
SPDR	Standard & Poor’s Depositary Receipts
SSB	State Street Bank & Trust Company
STIBOR	Stockholm Interbank Offered Rate
STRIPs	Separate Trading of Registered Interest and Principal of Securities
T	Swap payment upon termination
TAIBOR	Taiwan Interbank Offered Rate
TD	The Toronto-Dominion Bank
THOR	Thai Overnight Repurchase Rate
TIPS	Treasury Inflation-Protected Securities
TONAR	Tokyo Overnight Average Rate
UAG	UBS AG
USOIS	United States Overnight Index Swap
UTS	Unit Trust Security
WBC	Westpac Banking Corp.
WIBOR	Warsaw Interbank Offered Rate
XAMS	Amsterdam Stock Exchange
XLON	London Stock Exchange
XNGS	NASDAQ Global Select Exchange

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $5 and 0.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $301,134,302; cash collateral of $307,495,541 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2025.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of September 30, 2025. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.

A47

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(oo)	Perpetual security. Maturity date represents next call date.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wa)	Represents investments in Funds affiliated with the Manager.
(x)	The following represents restricted securities that are acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law.

(x) Restricted Securities:
Issuer	Acquisition Date	Original Cost	Market Value	Percentage of Net Assets
Diamond Sports Group LLC*	01/02/25	$70,103	$274,454	0.0%
Diamond Sports Group LLC, expiring 06/30/26*	01/02/25	—	1	0.0
Digicel International Finance Ltd./DIFL US LLC (Jamaica), Sr. Sec’d. Notes, 144A, 8.625%, 08/01/32	07/30/25-08/13/25	406,500	412,432	0.0
Total		$476,603	$686,887	0.0%

(z) Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
3 Month SOFR	Call	12/12/25	$99.75		127		318	$794
3 Month SOFR	Call	12/12/25	$99.75		15		38	94
Total Exchange Traded (cost $1,989)								$888

OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
2-Year 30 CMS Curve CAP	Call	BOA	05/13/26	1.30%		—		4,102	$53
2-Year 30 CMS Curve CAP	Call	BOA	05/13/26	1.30%		—		23,952	308
2-Year 30 CMS Curve CAP	Call	CITI	05/13/26	1.30%		—		8,205	105
2-Year 30 CMS Curve CAP	Call	CITI	05/13/26	1.30%		—		47,905	611
Currency Option EUR vs HUF	Call	CITI	10/10/25	430.00		—	EUR	3,782	11
Currency Option EUR vs PLN	Call	CITI	10/13/25	5.00		—	EUR	3,281	1
Currency Option EUR vs PLN	Call	MSI	10/16/25	5.00		—	EUR	3,258	3
Currency Option EUR vs TRY	Call	JPM	10/16/25	99.00		—	EUR	3,258	601
Currency Option EUR vs TRY	Call	JPM	10/23/25	99.00		—	EUR	6,287	2,473
Currency Option EUR vs TRY	Call	JPM	10/30/25	99.00		—	EUR	11,047	6,520
Currency Option USD vs BRL	Call	MSI	10/09/25	6.50		—		3,831	13
Currency Option USD vs BRL	Call	HSBC	11/06/25	7.00		—		3,799	232
Currency Option USD vs CNH	Call	CITI	12/05/25	7.70		—		30,466	224
Currency Option USD vs JPY	Call	MSI	10/07/25	160.00		—		3,808	2
Currency Option USD vs JPY	Call	MSI	10/14/25	165.00		—		3,805	1
Currency Option USD vs KRW	Call	MSI	10/13/25	1,500.00		—		1,535	5
Currency Option USD vs KRW	Call	JPM	10/23/25	1,600.00		—		9,653	6
Currency Option USD vs TRY	Call	JPM	10/02/25	43.75		—		7,607	56
Currency Option USD vs TRY	Call	CITI	10/02/25	99.00		—		7,607	—
Currency Option USD vs TRY	Call	JPM	10/07/25	99.00		—		13,329	403
Currency Option USD vs TRY	Call	JPM	10/15/25	99.00		—		3,837	725
Currency Option USD vs TRY	Call	CITI	10/16/25	99.00		—		7,688	1,984
Currency Option USD vs TRY	Call	JPM	11/11/25	99.00		—		3,831	5,332
Currency Option USD vs TWD	Call	MSI	10/16/25	33.00		—		3,844	31
Currency Option USD vs TWD	Call	JPM	10/22/25	33.00		—		3,713	76
Currency Option USD vs ZAR	Call	MSI	10/16/25	20.00		—		3,844	34
Currency Option EUR vs USD	Put	CITI	10/10/25	1.10		—	EUR	3,269	4
A48

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Options Purchased (continued):
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Currency Option USD vs CNH	Put	CITI	12/05/25	6.90		—		30,466	$13,019
Currency Option USD vs INR	Put	JPM	01/08/26	75.00		—		25,696	17
Currency Option USD vs INR	Put	JPM	01/08/26	75.00		—		7,111	5
Currency Option USD vs JPY	Put	CITI	10/09/25	130.00		—		5,746	—
Currency Option USD vs JPY	Put	DB	10/15/25	130.00		—		5,764	4
Currency Option USD vs KRW	Put	MSI	10/13/25	1,375.00		—		1,535	719
Currency Option USD vs TWD	Put	MSI	10/09/25	26.00		—		3,455	1
Currency Option USD vs TWD	Put	MSI	10/09/25	27.00		—		3,831	5
Currency Option USD vs TWD	Put	MSI	11/12/25	22.00		—		7,954	17
Currency Option USD vs TWD	Put	MSI	11/19/25	23.00		—		3,792	17
Currency Option USD vs TWD	Put	MSI	11/21/25	20.00		—		1,899	1
Currency Option USD vs ZAR	Put	MSI	10/20/25	16.00		—		2,846	32
Total OTC Traded (cost $131,339)									$33,651

OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
1-Year Interest Rate Swap, 02/06/27	Call	MSI	02/04/26	2.81%	2.81%(A)	1 Day SOFR(A)/ 4.240%		21,880	$9,513
1-Year Interest Rate Swap, 12/05/26	Put	JPM	12/03/25	2.05%	3 Month EURIBOR(Q)/ 2.032%	2.05%(A)	EUR	9,585	3,913
1-Year Interest Rate Swap, 12/05/26	Put	JPM	12/03/25	3.50%	3 Month EURIBOR(Q)/ 2.032%	3.50%(A)	EUR	9,585	—
2-Year Interest Rate Swap, 11/18/27	Put	CITI	11/14/25	3.54%	1 Day SOFR(A)/ 4.240%	3.54%(A)		10,945	5,765
2-Year Interest Rate Swap, 09/30/28	Put	CITI	09/28/26	3.61%	1 Day SOFR(A)/ 4.240%	3.61%(A)		11,390	34,007
2-Year Interest Rate Swap, 09/30/28	Put	CITI	09/28/26	7.22%	1 Day SOFR(A)/ 4.240%	7.22%(A)		11,390	63
10-Year Interest Rate Swap, 10/30/35	Put	JPM	10/28/25	4.13%	1 Day SOFR(A)/ 4.240%	4.13%(A)		2,585	359
30-Year Interest Rate Swap, 11/04/55	Put	JPM	10/31/25	4.05%	1 Day SOFR(A)/ 4.240%	4.05%(A)		1,315	10,069
CDX.NA.IG.44.V1, 06/20/30	Put	JPM	10/15/25	0.55%	CDX.NA.IG.44.V1(Q)	1.00%(Q)		262,150	29,660
CDX.NA.IG.44.V1, 06/20/30	Put	RBC	12/17/25	0.55%	CDX.NA.IG.44.V1(Q)	1.00%(Q)		303,890	315,591
Total OTC Swaptions (cost $915,349)									$408,940
Total Options Purchased (cost $1,048,677)									$443,479
A49

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Options Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
3 Month SOFR	Call	12/12/25	$99.25		58		145	$(363)
3 Month SOFR	Call	12/12/25	$99.25		7		18	(44)
Total Exchange Traded (premiums received $315)								$(407)

OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Currency Option EUR vs HUF	Call	CITI	10/10/25	393.00		—	EUR	3,782	$(7,018)
Currency Option EUR vs PLN	Call	CITI	10/13/25	4.27		—	EUR	3,281	(10,943)
Currency Option EUR vs PLN	Call	MSI	10/16/25	4.25		—	EUR	3,258	(23,895)
Currency Option EUR vs TRY	Call	JPM	10/16/25	52.00		—	EUR	3,258	(13,644)
Currency Option EUR vs TRY	Call	JPM	10/23/25	51.50		—	EUR	6,287	(51,325)
Currency Option EUR vs TRY	Call	JPM	10/30/25	52.00		—	EUR	11,047	(115,302)
Currency Option USD vs BRL	Call	MSI	10/09/25	5.55		—		3,831	(2,151)
Currency Option USD vs BRL	Call	HSBC	11/06/25	5.70		—		3,799	(9,897)
Currency Option USD vs CNH	Call	CITI	12/05/25	7.22		—		30,466	(19,595)
Currency Option USD vs JPY	Call	MSI	10/07/25	148.50		—		3,808	(12,253)
Currency Option USD vs JPY	Call	MSI	10/14/25	145.00		—		3,805	(74,132)
Currency Option USD vs KRW	Call	MSI	10/13/25	1,400.00		—		1,535	(10,331)
Currency Option USD vs KRW	Call	JPM	10/23/25	1,385.00		—		9,653	(147,876)
Currency Option USD vs TRY	Call	CITI	10/02/25	43.75		—		7,607	(56)
Currency Option USD vs TRY	Call	JPM	10/15/25	42.50		—		3,837	(17,508)
Currency Option USD vs TRY	Call	CITI	10/16/25	43.00		—		7,688	(30,430)
Currency Option USD vs TRY	Call	JPM	11/11/25	44.00		—		3,831	(42,879)
Currency Option USD vs TWD	Call	MSI	10/16/25	30.10		—		3,844	(50,425)
Currency Option USD vs TWD	Call	JPM	10/22/25	30.25		—		3,713	(37,092)
Currency Option USD vs ZAR	Call	MSI	10/16/25	17.60		—		3,844	(8,438)
Currency Option EUR vs USD	Put	CITI	10/10/25	1.18		—	EUR	3,269	(16,478)
Currency Option USD vs INR	Put	JPM	01/08/26	87.00		—		16,407	(14,160)
Currency Option USD vs JPY	Put	CITI	10/09/25	148.00		—		5,746	(41,058)
Currency Option USD vs JPY	Put	DB	10/15/25	146.50		—		5,764	(23,743)
Currency Option USD vs TWD	Put	MSI	10/09/25	29.75		—		3,831	(1,086)
Currency Option USD vs TWD	Put	MSI	10/09/25	29.80		—		3,455	(1,145)
Currency Option USD vs TWD	Put	MSI	11/12/25	29.25		—		7,954	(12,699)
Currency Option USD vs TWD	Put	MSI	11/19/25	29.50		—		3,792	(10,638)
Currency Option USD vs TWD	Put	MSI	11/21/25	29.50		—		1,899	(5,639)
Currency Option USD vs ZAR	Put	MSI	10/20/25	17.40		—		2,846	(34,346)
Total OTC Traded (premiums received $1,432,110)									$(846,182)

OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
1-Year Interest Rate Swap, 02/06/27	Call	MSI	02/04/26	2.37%	1 Day SOFR(A)/ 4.240%	2.37%(A)		43,760	$(6,973)
CDX.NA.IG.44.V1, 06/20/30	Call	JPM	10/15/25	0.48%	CDX.NA.IG.44.V1(Q)	1.00%(Q)		262,150	(135,218)
CDX.NA.IG.44.V1, 06/20/30	Call	RBC	12/17/25	0.48%	CDX.NA.IG.44.V1(Q)	1.00%(Q)		303,890	(309,294)
1-Year Interest Rate Swap, 12/05/26	Put	JPM	12/03/25	2.20%	2.20%(A)	3 Month EURIBOR(Q)/ 2.032%	EUR	19,170	(607)
A50

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Options Written (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
2-Year Interest Rate Swap, 11/18/27	Put	CITI	11/14/25	3.68%	3.68%(A)	1 Day SOFR(A)/ 4.240%	21,890	$(3,145)
2-Year Interest Rate Swap, 09/30/28	Put	CITI	09/28/26	3.86%	3.86%(A)	1 Day SOFR(A)/ 4.240%	11,390	(21,160)
2-Year Interest Rate Swap, 09/30/28	Put	CITI	09/28/26	4.11%	4.11%(A)	1 Day SOFR(A)/ 4.240%	11,390	(12,922)
10-Year Interest Rate Swap, 10/30/35	Put	JPM	10/28/25	4.32%	4.32%(A)	1 Day SOFR(A)/ 4.240%	5,170	(109)
30-Year Interest Rate Swap, 11/04/55	Put	JPM	10/31/25	4.17%	4.17%(A)	1 Day SOFR(A)/ 4.240%	2,630	(8,365)
CDX.NA.IG.44.V1, 06/20/30	Put	JPM	10/15/25	0.70%	1.00%(Q)	CDX.NA.IG.44.V1(Q)	262,150	(5,478)
CDX.NA.IG.44.V1, 06/20/30	Put	GSI	11/19/25	0.65%	1.00%(Q)	CDX.NA.IG.44.V1(Q)	46,520	(13,320)
CDX.NA.IG.44.V1, 06/20/30	Put	GSI	11/19/25	0.65%	1.00%(Q)	CDX.NA.IG.44.V1(Q)	227,550	(65,155)
CDX.NA.IG.44.V1, 06/20/30	Put	RBC	12/17/25	0.70%	1.00%(Q)	CDX.NA.IG.44.V1(Q)	303,890	(128,078)
CDX.NA.IG.45.V1, 12/20/30	Put	GSI	11/19/25	0.68%	1.00%(Q)	CDX.NA.IG.45.V1(Q)	7,860	(2,996)
CDX.NA.IG.45.V1, 12/20/30	Put	GSI	11/19/25	0.68%	1.00%(Q)	CDX.NA.IG.45.V1(Q)	38,310	(14,604)
Total OTC Swaptions (premiums received $927,141)								$(727,424)
Total Options Written (premiums received $2,359,566)								$(1,574,013)
Futures contracts outstanding at September 30, 2025:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
216	90 Day Euro EURIBOR	Dec. 2026	$62,114,876	$(72,518)
255	3 Month CME SOFR	Mar. 2026	61,400,812	56,688
926	2 Year U.S. Treasury Notes	Dec. 2025	192,976,954	(71,274)
167	5 Year Canadian Government Bonds	Dec. 2025	13,838,069	25,113
7,309	5 Year U.S. Treasury Notes	Dec. 2025	798,108,521	195,924
2	10 Year Australian Treasury Bonds	Dec. 2025	150,010	(242)
100	10 Year Korean Treasury Bonds	Dec. 2025	8,366,060	(81,252)
46	10 Year Canadian Government Bonds	Dec. 2025	4,047,683	83,482
55	10 Year Euro-Bund	Dec. 2025	8,302,118	(965)
14	10 Year Japanese Bonds	Dec. 2025	12,854,989	(98,455)
161	10 Year U.K. Gilt	Dec. 2025	19,669,485	47,894
4,725	10 Year U.S. Treasury Notes	Dec. 2025	531,562,500	1,714,991
2,255	10 Year U.S. Ultra Treasury Notes	Dec. 2025	259,501,183	2,949,563
3,137	20 Year U.S. Treasury Bonds	Dec. 2025	365,754,594	7,513,982
88	30 Year Euro Buxl	Dec. 2025	11,827,661	(59,924)
815	30 Year U.S. Ultra Treasury Bonds	Dec. 2025	97,850,938	1,915,321
189	Euro Schatz Index	Dec. 2025	23,738,375	(25,027)
194	Euro-BTP Italian Government Bond	Dec. 2025	27,295,441	274,887
2,461	Mini MSCI EAFE Index	Dec. 2025	342,731,165	(235,656)
A51

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Futures contracts outstanding at September 30, 2025 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions (cont’d):
734	Russell 2000 E-Mini Index	Dec. 2025	$90,116,850	$553,478
1,909	S&P 500 E-Mini Index	Dec. 2025	643,213,687	5,408,709
				20,094,719
Short Positions:
216	90 Day Euro EURIBOR	Dec. 2028	61,842,262	(12,744)
468	2 Year U.S. Treasury Notes	Dec. 2025	97,530,469	(37,993)
130	5 Year Euro-Bobl	Dec. 2025	17,980,928	(722)
803	5 Year U.S. Treasury Notes	Dec. 2025	87,683,834	(37,413)
628	10 Year Euro-Bund	Dec. 2025	94,795,098	(89,787)
155	10 Year U.S. Treasury Notes	Dec. 2025	17,437,500	(46,473)
202	10 Year U.S. Ultra Treasury Notes	Dec. 2025	23,245,783	(14,132)
1	30 Year Euro Buxl	Dec. 2025	134,405	(1,997)
26	30 Year U.S. Ultra Treasury Bonds	Dec. 2025	3,121,625	(105,429)
91	British Pound Currency	Dec. 2025	7,650,256	32,320
85	Canadian Dollar Currency	Dec. 2025	6,128,500	50,389
1,012	Euro Currency	Dec. 2025	149,168,800	(912,075)
17	Euro-OAT	Dec. 2025	2,422,006	(26,566)
				(1,202,622)
				$18,892,097
Bond forward contract outstanding at September 30, 2025:
Purchase Bond Forwards	Counterparty	Settlement Date	Notional Amount (000)#	Strike Price	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

U.S. Treasury Bond
5.000%, 05/15/45	JPM	12/03/25	19,215	$100.87	$19,382,467	$19,946,680	$564,213	$—
Forward foreign currency exchange contracts outstanding at September 30, 2025:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 10/15/25	MSI	AUD	671	$442,073	$444,366	$2,293	$—
Expiring 10/15/25	WBC	AUD	1,837	1,197,525	1,216,016	18,491	—
Expiring 10/22/25	CITI	AUD	1,210	802,825	801,120	—	(1,705)
Expiring 10/22/25	CITI	AUD	103	68,469	68,474	5	—
Expiring 10/22/25	HSBC	AUD	135	89,905	89,215	—	(690)
Expiring 10/22/25	MSI	AUD	3,439	2,251,457	2,276,543	25,086	—
Brazilian Real,
Expiring 10/02/25	GSI	BRL	102,635	18,713,693	19,274,716	561,023	—
Expiring 10/02/25	GSI	BRL	18,417	3,450,000	3,458,705	8,705	—
Expiring 11/04/25	GSI	BRL	121,052	22,602,111	22,547,648	—	(54,463)
British Pound,
Expiring 10/22/25	CITI	GBP	1,667	2,259,921	2,241,770	—	(18,151)
Expiring 10/22/25	CITI	GBP	1,656	2,246,792	2,226,957	—	(19,835)
Expiring 10/22/25	CITI	GBP	154	208,181	207,253	—	(928)
Expiring 10/22/25	CITI	GBP	51	69,754	69,243	—	(511)
Expiring 10/22/25	CITI	GBP	50	68,275	67,721	—	(554)
Expiring 10/22/25	MSI	GBP	509	687,364	684,639	—	(2,725)
A52

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2025 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
British Pound (cont’d.),
Expiring 10/22/25	MSI	GBP	327	$442,101	$440,091	$—	$(2,010)
Expiring 10/22/25	MSI	GBP	62	83,844	83,823	—	(21)
Expiring 10/22/25	MSI	GBP	62	83,785	83,822	37	—
Expiring 10/22/25	MSI	GBP	58	78,500	77,375	—	(1,125)
Expiring 12/17/25	WBC	GBP	2,029	2,751,697	2,729,326	—	(22,371)
Canadian Dollar,
Expiring 10/15/25	CITI	CAD	1,567	1,149,620	1,127,096	—	(22,524)
Expiring 10/22/25	JPM	CAD	92	67,593	65,941	—	(1,652)
Chilean Peso,
Expiring 12/17/25	CACI	CLP	3,910,479	4,031,131	4,067,132	36,001	—
Chinese Renminbi,
Expiring 10/22/25	BNP	CNH	5,707	803,740	801,892	—	(1,848)
Expiring 10/22/25	GSI	CNH	11,359	1,599,168	1,596,152	—	(3,016)
Expiring 11/19/25	CITI	CNH	11,989	1,679,690	1,687,866	8,176	—
Expiring 12/17/25	MSI	CNH	20,206	2,850,000	2,850,131	131	—
Czech Koruna,
Expiring 12/17/25	CITI	CZK	18,708	900,810	903,971	3,161	—
Danish Krone,
Expiring 12/17/25	CITI	DKK	13,011	2,057,382	2,057,245	—	(137)
Euro,
Expiring 10/22/25	BARC	EUR	169	198,855	199,135	280	—
Expiring 10/22/25	CITI	EUR	10,427	12,280,279	12,258,702	—	(21,577)
Expiring 10/22/25	CITI	EUR	317	373,484	372,263	—	(1,221)
Expiring 10/22/25	MSI	EUR	11,897	13,847,090	13,987,006	139,916	—
Expiring 10/22/25	MSI	EUR	2,091	2,433,653	2,458,010	24,357	—
Expiring 10/22/25	SSB	EUR	355	419,011	417,711	—	(1,300)
Expiring 12/17/25	GSI	EUR	2,304	2,716,966	2,717,058	92	—
Hong Kong Dollar,
Expiring 11/19/25	CITI	HKD	36,099	4,639,885	4,644,304	4,419	—
Expiring 11/19/25	GSI	HKD	13,403	1,722,644	1,724,360	1,716	—
Hungarian Forint,
Expiring 10/22/25	BARC	HUF	915,768	2,655,265	2,753,005	97,740	—
Expiring 10/22/25	BARC	HUF	793,398	2,407,000	2,385,133	—	(21,867)
Expiring 10/22/25	BARC	HUF	646,693	1,909,000	1,944,105	35,105	—
Expiring 10/22/25	DB	HUF	658,448	1,971,000	1,979,443	8,443	—
Expiring 10/22/25	GSI	HUF	922,283	2,777,000	2,772,592	—	(4,408)
Expiring 10/22/25	GSI	HUF	795,093	2,405,000	2,390,229	—	(14,771)
Expiring 10/22/25	UAG	HUF	815,179	2,447,000	2,450,612	3,612	—
Expiring 10/22/25	UAG	HUF	789,492	2,391,000	2,373,391	—	(17,609)
Expiring 10/22/25	UAG	HUF	784,760	2,380,000	2,359,165	—	(20,835)
Indian Rupee,
Expiring 12/17/25	BOA	INR	506,276	5,679,500	5,671,662	—	(7,838)
Expiring 12/17/25	BOA	INR	210,231	2,383,000	2,355,151	—	(27,849)
Expiring 12/17/25	CITI	INR	425,182	4,772,500	4,763,187	—	(9,313)
Expiring 12/17/25	CITI	INR	183,426	2,057,850	2,054,872	—	(2,978)
Expiring 12/17/25	HSBC	INR	415,948	4,661,000	4,659,737	—	(1,263)
Expiring 12/17/25	HSBC	INR	204,993	2,311,000	2,296,471	—	(14,529)
Expiring 12/17/25	UAG	INR	5,012,074	56,564,086	56,148,763	—	(415,323)
Indonesian Rupiah,
Expiring 12/17/25	HSBC	IDR	87,015,915	5,301,000	5,203,859	—	(97,141)
Expiring 12/17/25	HSBC	IDR	75,812,194	4,539,000	4,533,837	—	(5,163)
Expiring 12/17/25	HSBC	IDR	73,725,092	4,489,000	4,409,021	—	(79,979)
Expiring 12/17/25	HSBC	IDR	63,606,490	3,859,500	3,803,893	—	(55,607)
Expiring 12/17/25	HSBC	IDR	48,271,510	2,936,000	2,886,807	—	(49,193)
Expiring 12/17/25	HSBC	IDR	44,128,085	2,637,000	2,639,016	2,016	—
A53

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2025 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Israeli Shekel,
Expiring 10/15/25	CITI	ILS	9,039	$2,717,763	$2,728,878	$11,115	$—
Expiring 10/15/25	GSI	ILS	2,734	822,117	825,544	3,427	—
Japanese Yen,
Expiring 10/22/25	BNP	JPY	329,830	2,240,108	2,235,776	—	(4,332)
Expiring 10/22/25	CITI	JPY	187,848	1,286,417	1,273,345	—	(13,072)
Expiring 10/22/25	HSBC	JPY	19,571	131,995	132,662	667	—
Expiring 10/22/25	HSBC	JPY	12,282	83,293	83,257	—	(36)
Expiring 10/22/25	HSBC	JPY	11,955	81,207	81,035	—	(172)
Expiring 10/22/25	MSI	JPY	1,544,918	10,483,367	10,472,351	—	(11,016)
Expiring 10/22/25	MSI	JPY	24,462	166,647	165,816	—	(831)
Expiring 11/19/25	GSI	JPY	146,218	995,092	993,847	—	(1,245)
Expiring 11/19/25	GSI	JPY	77,036	529,704	523,612	—	(6,092)
Expiring 11/19/25	MSI	JPY	1,283,306	8,758,741	8,722,641	—	(36,100)
New Taiwanese Dollar,
Expiring 12/17/25	JPM	TWD	185,141	6,184,764	6,113,509	—	(71,255)
New Zealand Dollar,
Expiring 10/15/25	MSI	NZD	1,064	640,867	617,150	—	(23,717)
Expiring 10/22/25	BNP	NZD	7,573	4,512,842	4,394,399	—	(118,443)
Expiring 10/22/25	CITI	NZD	3,784	2,236,880	2,195,825	—	(41,055)
Expiring 10/22/25	MSI	NZD	3,790	2,257,866	2,198,941	—	(58,925)
Norwegian Krone,
Expiring 12/17/25	MSI	NOK	23,517	2,380,066	2,356,973	—	(23,093)
Peruvian Nuevo Sol,
Expiring 12/17/25	CITI	PEN	31,620	8,976,749	9,088,509	111,760	—
Expiring 12/17/25	CITI	PEN	15,810	4,495,266	4,544,255	48,989	—
Expiring 12/17/25	CITI	PEN	12,496	3,554,000	3,591,709	37,709	—
Expiring 12/17/25	CITI	PEN	12,395	3,518,000	3,562,628	44,628	—
Expiring 12/17/25	SSB	PEN	15,810	4,485,954	4,544,254	58,300	—
Philippine Peso,
Expiring 12/17/25	CITI	PHP	145,021	2,534,000	2,480,471	—	(53,529)
Expiring 12/17/25	MSI	PHP	1,636,901	28,472,058	27,997,955	—	(474,103)
Polish Zloty,
Expiring 10/22/25	BARC	PLN	4,945	1,354,357	1,360,134	5,777	—
Expiring 10/22/25	BNP	PLN	4,920	1,352,023	1,353,112	1,089	—
Singapore Dollar,
Expiring 11/19/25	CITI	SGD	5,832	4,583,216	4,538,759	—	(44,457)
South African Rand,
Expiring 10/22/25	HSBC	ZAR	117,793	6,753,145	6,810,029	56,884	—
Expiring 12/17/25	BARC	ZAR	90,960	5,172,867	5,237,644	64,777	—
South Korean Won,
Expiring 11/19/25	MSI	KRW	2,465,685	1,786,521	1,759,802	—	(26,719)
Expiring 12/17/25	JPM	KRW	270,047	195,358	193,017	—	(2,341)
Swedish Krona,
Expiring 10/22/25	MSI	SEK	21,000	2,253,675	2,233,884	—	(19,791)
Expiring 12/17/25	MSI	SEK	71,111	7,668,181	7,590,283	—	(77,898)
Swiss Franc,
Expiring 10/22/25	MSI	CHF	4,436	5,585,144	5,587,357	2,213	—
Expiring 12/17/25	CITI	CHF	767	973,187	972,755	—	(432)
Expiring 12/17/25	MSI	CHF	16,360	20,776,992	20,742,930	—	(34,062)
Thai Baht,
Expiring 10/22/25	MSI	THB	25,985	806,250	803,355	—	(2,895)
Expiring 12/17/25	JPM	THB	92,900	2,893,000	2,885,312	—	(7,688)
Turkish Lira,
Expiring 10/22/25	GSI	TRY	50,452	1,180,469	1,191,312	10,843	—
A54

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2025 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Turkish Lira (cont’d.),
Expiring 12/22/25	MSI	TRY	59,011	$1,254,144	$1,326,428	$72,284	$—
				$403,036,266	$402,370,204	1,511,267	(2,177,329)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 10/15/25	CITI	AUD	419	$274,432	$277,513	$—	$(3,081)
Expiring 10/15/25	WBC	AUD	2,035	1,336,174	1,346,995	—	(10,821)
Expiring 10/22/25	BARC	AUD	4,886	3,190,527	3,234,385	—	(43,858)
Expiring 10/22/25	CITI	AUD	3,423	2,256,626	2,265,821	—	(9,195)
Expiring 10/22/25	GSI	AUD	16,925	11,255,592	11,202,993	52,599	—
Expiring 10/22/25	HSBC	AUD	2	1,098	1,092	6	—
Expiring 10/22/25	HSBC	AUD	2	1,097	1,112	—	(15)
Expiring 10/22/25	MSI	AUD	3,423	2,246,013	2,265,821	—	(19,808)
Brazilian Real,
Expiring 10/02/25	GSI	BRL	121,052	22,777,756	22,733,421	44,335	—
British Pound,
Expiring 10/22/25	BNP	GBP	24,789	33,565,609	33,342,299	223,310	—
Expiring 10/22/25	BNP	GBP	1	1,101	1,092	9	—
Expiring 10/22/25	CITI	GBP	1,656	2,261,875	2,226,957	34,918	—
Expiring 10/22/25	CITI	GBP	75	101,427	101,018	409	—
Expiring 10/22/25	GSI	GBP	1,192	1,599,385	1,602,999	—	(3,614)
Expiring 10/22/25	HSBC	GBP	96	128,000	128,960	—	(960)
Expiring 10/22/25	HSBC	GBP	64	86,939	85,973	966	—
Expiring 10/22/25	HSBC	GBP	1	1,102	1,103	—	(1)
Expiring 10/22/25	MSI	GBP	2,275	3,063,000	3,060,619	2,381	—
Expiring 10/22/25	MSI	GBP	1,677	2,251,803	2,256,130	—	(4,327)
Expiring 10/22/25	MSI	GBP	67	90,650	90,272	378	—
Expiring 10/22/25	MSI	GBP	1	1,102	1,095	7	—
Expiring 10/22/25	TD	GBP	10,189	13,660,454	13,705,312	—	(44,858)
Expiring 10/22/25	TD	GBP	6,436	8,628,515	8,656,849	—	(28,334)
Expiring 12/17/25	CITI	GBP	2,318	3,141,882	3,117,904	23,978	—
Expiring 12/17/25	GSI	GBP	8,236	11,163,193	11,078,035	85,158	—
Expiring 12/17/25	MSI	GBP	5,694	7,721,931	7,659,114	62,817	—
Canadian Dollar,
Expiring 10/15/25	GSI	CAD	1,172	848,744	842,482	6,262	—
Expiring 10/15/25	MSI	CAD	91	66,451	65,150	1,301	—
Expiring 10/15/25	MSI	CAD	79	58,014	57,096	918	—
Expiring 10/15/25	WBC	CAD	7,805	5,729,391	5,612,182	117,209	—
Expiring 10/22/25	BARC	CAD	13,416	9,864,090	9,650,665	213,425	—
Expiring 10/22/25	BARC	CAD	2	1,106	1,095	11	—
Expiring 10/22/25	BNP	CAD	19,520	14,111,334	14,041,433	69,901	—
Expiring 10/22/25	BNP	CAD	285	209,355	205,111	4,244	—
Expiring 10/22/25	GSI	CAD	14	9,901	9,903	—	(2)
Expiring 10/22/25	GSI	CAD	8	5,721	5,691	30	—
Expiring 10/22/25	MSI	CAD	736	529,357	529,305	52	—
Expiring 10/22/25	MSI	CAD	69	50,203	49,808	395	—
Chilean Peso,
Expiring 12/17/25	BOA	CLP	2,130,298	2,215,000	2,215,638	—	(638)
Expiring 12/17/25	HSBC	CLP	4,790,996	5,048,000	4,982,922	65,078	—
Chinese Renminbi,
Expiring 10/22/25	BNP	CNH	5,727	807,333	804,780	2,553	—
A55

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2025 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Chinese Renminbi (cont’d.),
Expiring 12/17/25	BOA	CNH	27,972	$3,953,000	$3,945,560	$7,440	$—
Expiring 12/17/25	TD	CNH	330,542	46,631,468	46,625,057	6,411	—
Expiring 12/17/25	TD	CNH	98,887	13,950,481	13,948,563	1,918	—
Colombian Peso,
Expiring 12/17/25	GSI	COP	8,063,606	2,015,902	2,035,267	—	(19,365)
Expiring 12/17/25	GSI	COP	7,114,195	1,773,538	1,795,633	—	(22,095)
Expiring 12/17/25	MSI	COP	8,063,606	2,029,908	2,035,267	—	(5,359)
Czech Koruna,
Expiring 10/22/25	BARC	CZK	272,218	12,892,386	13,135,609	—	(243,223)
Expiring 10/22/25	BNP	CZK	247,920	11,941,338	11,963,134	—	(21,796)
Expiring 12/17/25	MSI	CZK	18,747	908,656	905,870	2,786	—
Danish Krone,
Expiring 12/17/25	MSI	DKK	25,040	3,958,461	3,959,083	—	(622)
Euro,
Expiring 10/22/25	BARC	EUR	91,690	107,202,257	107,797,223	—	(594,966)
Expiring 10/22/25	BARC	EUR	30,313	35,441,756	35,638,456	—	(196,700)
Expiring 10/22/25	BARC	EUR	1,127	1,319,958	1,325,257	—	(5,299)
Expiring 10/22/25	BARC	EUR	34	40,023	39,913	110	—
Expiring 10/22/25	CITI	EUR	78	91,077	91,355	—	(278)
Expiring 10/22/25	DB	EUR	68,315	80,435,117	80,315,148	119,969	—
Expiring 10/22/25	DB	EUR	22,586	26,593,670	26,554,005	39,665	—
Expiring 10/22/25	HSBC	EUR	2,477	2,891,548	2,911,841	—	(20,293)
Expiring 10/22/25	HSBC	EUR	1,407	1,651,681	1,654,723	—	(3,042)
Expiring 10/22/25	HSBC	EUR	1,196	1,411,738	1,406,135	5,603	—
Expiring 10/22/25	HSBC	EUR	1	1,114	1,111	3	—
Expiring 10/22/25	JPM	EUR	29,716	34,984,807	34,935,618	49,189	—
Expiring 10/22/25	JPM	EUR	4,356	5,173,558	5,121,666	51,892	—
Expiring 10/22/25	JPM	EUR	763	903,095	897,397	5,698	—
Expiring 10/22/25	JPM	EUR	624	738,132	733,220	4,912	—
Expiring 10/22/25	MSI	EUR	143,451	168,545,838	168,650,825	—	(104,987)
Expiring 10/22/25	MSI	EUR	1,474	1,729,780	1,732,510	—	(2,730)
Expiring 10/22/25	MSI	EUR	1,275	1,500,678	1,498,490	2,188	—
Expiring 10/22/25	MSI	EUR	518	608,719	609,068	—	(349)
Expiring 10/22/25	MSI	EUR	443	521,655	521,320	335	—
Expiring 10/22/25	SSB	EUR	91,690	107,679,963	107,797,223	—	(117,260)
Expiring 10/22/25	SSB	EUR	30,313	35,599,689	35,638,456	—	(38,767)
Expiring 10/22/25	SSB	EUR	4,326	5,011,000	5,086,013	—	(75,013)
Expiring 10/22/25	TD	EUR	4,324	5,090,004	5,083,907	6,097	—
Expiring 10/22/25	UAG	EUR	89,878	105,769,602	105,666,141	103,461	—
Expiring 12/17/25	MSI	EUR	3,799	4,478,987	4,480,039	—	(1,052)
Expiring 12/17/25	WBC	EUR	7,112	8,383,972	8,386,924	—	(2,952)
Hungarian Forint,
Expiring 10/22/25	MSI	HUF	2,947,155	8,794,192	8,859,815	—	(65,623)
Expiring 10/22/25	UAG	HUF	1,515,729	4,538,000	4,556,624	—	(18,624)
Expiring 10/22/25	UAG	HUF	790,943	2,369,000	2,377,754	—	(8,754)
Indian Rupee,
Expiring 12/17/25	BOA	INR	334,405	3,774,000	3,746,236	27,764	—
Expiring 12/17/25	CITI	INR	359,896	4,068,000	4,031,807	36,193	—
Indonesian Rupiah,
Expiring 12/17/25	CITI	IDR	56,744,190	3,438,000	3,393,503	44,497	—
Expiring 12/17/25	JPM	IDR	42,966,464	2,599,475	2,569,546	29,929	—
Japanese Yen,
Expiring 10/22/25	BNP	JPY	516,784	3,506,575	3,503,065	3,510	—
Expiring 10/22/25	BNP	JPY	5,540	37,752	37,556	196	—
Expiring 10/22/25	HSBC	JPY	887,038	6,039,697	6,012,861	26,836	—
A56

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2025 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Japanese Yen (cont’d.),
Expiring 10/22/25	HSBC	JPY	164	$1,118	$1,109	$9	$—
Expiring 10/22/25	HSBC	JPY	164	1,109	1,115	—	(6)
Expiring 10/22/25	HSBC	JPY	162	1,100	1,096	4	—
Expiring 10/22/25	MSI	JPY	329,192	2,250,473	2,231,457	19,016	—
Expiring 10/22/25	MSI	JPY	2,688	18,245	18,221	24	—
Expiring 10/22/25	MSI	JPY	1,663	11,399	11,271	128	—
Expiring 10/22/25	MSI	JPY	161	1,106	1,093	13	—
Expiring 11/19/25	WBC	JPY	162,430	1,108,557	1,104,039	4,518	—
Mexican Peso,
Expiring 10/22/25	GSI	MXN	114,359	6,158,093	6,229,590	—	(71,497)
Expiring 10/22/25	GSI	MXN	8,516	462,167	463,919	—	(1,752)
New Zealand Dollar,
Expiring 10/22/25	CITI	NZD	3,791	2,268,682	2,200,007	68,675	—
Norwegian Krone,
Expiring 12/17/25	CITI	NOK	436	44,072	43,659	413	—
Peruvian Nuevo Sol,
Expiring 12/17/25	CITI	PEN	16,290	4,653,000	4,682,148	—	(29,148)
Expiring 12/17/25	CITI	PEN	11,290	3,231,000	3,245,037	—	(14,037)
Expiring 12/17/25	CITI	PEN	11,287	3,230,000	3,244,311	—	(14,311)
Expiring 12/17/25	CITI	PEN	11,251	3,216,000	3,234,039	—	(18,039)
Expiring 12/17/25	CITI	PEN	10,683	3,047,000	3,070,572	—	(23,572)
Expiring 12/17/25	CITI	PEN	9,498	2,710,000	2,730,003	—	(20,003)
Expiring 12/17/25	CITI	PEN	8,607	2,465,000	2,473,789	—	(8,789)
Expiring 12/17/25	SSB	PEN	11,102	3,157,000	3,191,096	—	(34,096)
Philippine Peso,
Expiring 12/17/25	CITI	PHP	204,101	3,499,500	3,490,998	8,502	—
Expiring 12/17/25	CITI	PHP	199,014	3,409,000	3,403,984	5,016	—
Expiring 12/17/25	MSI	PHP	96,417	1,653,800	1,649,132	4,668	—
Polish Zloty,
Expiring 10/22/25	BARC	PLN	9,238	2,531,000	2,540,772	—	(9,772)
Romanian Leu,
Expiring 10/22/25	GSI	RON	2,777	640,625	640,529	96	—
Singapore Dollar,
Expiring 10/22/25	HSBC	SGD	10,984	8,586,011	8,530,750	55,261	—
Expiring 12/17/25	BOA	SGD	2,873	2,249,000	2,239,909	9,091	—
Expiring 12/17/25	JPM	SGD	5,747	4,518,000	4,481,418	36,582	—
Expiring 12/17/25	MSI	SGD	74,251	58,129,314	57,896,604	232,710	—
Expiring 12/17/25	UAG	SGD	3,181	2,492,000	2,480,178	11,822	—
South Korean Won,
Expiring 11/19/25	GSI	KRW	2,469,107	1,789,221	1,762,244	26,977	—
Expiring 12/17/25	JPM	KRW	3,742,832	2,707,645	2,675,202	32,443	—
Swedish Krona,
Expiring 10/22/25	GSI	SEK	22,023	2,359,226	2,342,747	16,479	—
Swiss Franc,
Expiring 10/22/25	GSI	CHF	3,071	3,863,446	3,868,454	—	(5,008)
Expiring 12/17/25	WBC	CHF	749	950,428	949,171	1,257	—
Thai Baht,
Expiring 10/22/25	GSI	THB	25,527	803,740	789,176	14,564	—
Expiring 10/22/25	MSI	THB	228,970	7,238,399	7,078,749	159,650	—
Expiring 12/17/25	CITI	THB	78,730	2,486,000	2,445,228	40,772	—
Expiring 12/17/25	CITI	THB	75,844	2,404,000	2,355,576	48,424	—
Expiring 12/17/25	HSBC	THB	443,316	13,802,076	13,768,612	33,464	—
Expiring 12/17/25	MSI	THB	443,316	14,070,836	13,768,612	302,224	—
A57

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2025 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Thai Baht (cont’d.),
Expiring 12/17/25	MSI	THB	64,343	$2,042,000	$1,998,394	$43,606	$—
				$1,233,640,918	$1,232,863,949	2,765,660	(1,988,691)
						$4,276,927	$(4,166,020)
Cross currency exchange contracts outstanding at September 30, 2025:
Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts:
10/22/25	Buy	AUD	3,445	EUR	1,926	$16,556	$—	CITI
10/22/25	Buy	EUR	440	GBP	382	3,379	—	MSI
10/22/25	Buy	EUR	3,782	HUF	1,494,987	—	(47,895)	CITI
10/22/25	Buy	GBP	1,664	CHF	1,793	—	(21,110)	GSI
10/22/25	Buy	NZD	3,902	EUR	1,924	2,495	—	CITI
10/22/25	Buy	SEK	10,549	CHF	895	—	(4,966)	MSI
10/22/25	Buy	SEK	10,638	EUR	963	—	(256)	CITI
10/22/25	Buy	SEK	21,246	CHF	1,794	—	(51)	BARC
						$22,430	$(74,278)
Credit default swap agreements outstanding at September 30, 2025:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)**:
Arab Republic of Egypt	06/20/30	1.000%(Q)	500	$55,863	$12	$55,851	MSI
Dominican Republic	06/20/30	1.000%(Q)	500	6,628	12	6,616	MSI
Emirate of Abu Dhabi	06/20/30	1.000%(Q)	500	(15,883)	12	(15,895)	MSI
Federal Republic of Nigeria	06/20/30	1.000%(Q)	500	58,200	12	58,188	MSI
Federation of Malaysia	06/20/30	1.000%(Q)	750	(19,971)	19	(19,990)	MSI
Federative Republic of Brazil	06/20/30	1.000%(Q)	2,250	22,572	56	22,516	MSI
Kingdom of Bahrain	06/20/30	1.000%(Q)	500	10,977	12	10,965	MSI
Kingdom of Morocco	06/20/30	1.000%(Q)	500	(7,264)	12	(7,276)	MSI
Kingdom of Saudi Arabia	06/20/30	1.000%(Q)	1,250	(20,155)	31	(20,186)	MSI
People’s Republic of China	06/20/30	1.000%(Q)	2,250	(64,018)	56	(64,074)	MSI
Republic of Argentina	06/20/30	1.000%(Q)	500	213,291	12	213,279	MSI
Republic of Chile	06/20/30	1.000%(Q)	1,500	(35,303)	37	(35,340)	MSI
Republic of Colombia	06/20/30	1.000%(Q)	1,750	55,896	44	55,852	MSI
Republic of Indonesia	06/20/30	1.000%(Q)	2,000	(21,210)	50	(21,260)	MSI
Republic of Ivory Coast	06/20/30	1.000%(Q)	500	43,472	12	43,460	MSI
Republic of Panama	06/20/30	1.000%(Q)	500	6,179	12	6,167	MSI
Republic of Peru	06/20/30	1.000%(Q)	750	(11,915)	19	(11,934)	MSI
Republic of Philippines	06/20/30	1.000%(Q)	750	(14,787)	19	(14,806)	MSI
Republic of South Africa	06/20/30	1.000%(Q)	2,250	48,180	56	48,124	MSI
Republic of Turkey	06/20/30	1.000%(Q)	2,250	129,692	56	129,636	MSI
Sultanate of Oman	06/20/30	1.000%(Q)	500	(7,408)	12	(7,420)	MSI
United Mexican States	06/20/30	1.000%(Q)	2,250	(17,303)	56	(17,359)	MSI
				$415,733	$619	$415,114

A58

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Credit default swap agreements outstanding at September 30, 2025 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreement on credit indices— Sell Protection(2)**:
CDX.EM.43.V1	06/20/30	1.000%(Q)	25,000	1.366%	$(380,351)	$(5,118)	$(375,233)	MSI
**	The Portfolio entered into multiple credit default swap agreements in a packaged trade consisting of two parts. The Portfolio bought/sold protection on an Emerging Market CDX Index and bought/sold protection on the countries which comprise the index. The upfront premium is attached to the index of the trade for the Emerging Markets CDX package(s). Each swap is priced individually. If any of the component swaps are closed out early, the Index exposure will be reduced by an amount proportionate to the terminated swap(s).

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
China Development Bank	06/20/29	1.000%(Q)		795	$(19,737)	$(6,050)	$(13,687)	JPM
Industrial & Commercial Bank of China Ltd.	06/20/29	1.000%(Q)		795	(20,864)	(5,281)	(15,583)	JPM
Israel Electric Corp. Ltd.	03/20/32	1.000%(Q)		800	6,159	30,760	(24,601)	BARC
Kingdom of Morocco	12/20/27	1.000%(Q)		9,700	(149,361)	(72,868)	(76,493)	BARC
Kingdom of Morocco	12/20/27	1.000%(Q)		485	(7,468)	5,792	(13,260)	BNP
Petroleos Mexicanos	06/20/28	1.000%(Q)		5,000	125,829	346,312	(220,483)	BARC
Republic of Italy	12/20/27	1.000%(Q)	EUR	700	(17,460)	(11,368)	(6,092)	BARC
Republic of South Africa	12/20/28	1.000%(Q)		2,000	(1,270)	38,672	(39,942)	GSI
Republic of South Africa	12/20/28	1.000%(Q)		1,600	(1,016)	100,738	(101,754)	JPM
Republic of South Africa	12/20/28	1.000%(Q)		1,200	(762)	73,941	(74,703)	MSI
					$(85,950)	$500,648	$(586,598)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at September 30, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Alphabet, Inc.	06/20/30	1.000%(Q)		1,140	0.329%	$33,674	$29,666	$4,008	GSI
Bank of America Corp.	12/20/25	1.000%(Q)		1,730	0.222%	3,429	3,125	304	CITI
Barclays Bank PLC	06/20/26	1.000%(Q)	EUR	705	0.257%	4,651	4,037	614	GSI
Citigroup, Inc.	12/20/26	1.000%(Q)		3,855	0.305%	33,186	32,450	736	GSI
Commerzbank AG	12/20/25	1.000%(Q)	EUR	965	0.147%	2,445	2,193	252	BARC
Commerzbank AG	12/20/25	1.000%(Q)	EUR	875	0.147%	2,217	1,967	250	BARC
Federative Republic of Brazil	06/20/26	1.000%(Q)		450	0.389%	2,081	1,922	159	BARC
Kingdom of Norway	12/20/25	—%(Q)		900	0.033%	(66)	(98)	32	BARC
Kingdom of Saudi Arabia	03/20/26	1.000%(Q)		235	0.251%	882	845	37	CITI
Kingdom of Saudi Arabia	06/20/26	1.000%(Q)		235	0.261%	1,303	1,244	59	CITI
Oracle Corp.	06/20/30	1.000%(Q)		510	0.528%	10,590	10,967	(377)	GSI
People’s Republic of China	06/20/29	1.000%(Q)		1,590	0.301%	39,359	14,705	24,654	JPM
Republic of Estonia	12/20/26	1.000%(Q)		250	0.150%	2,621	577	2,044	JPM
Republic of France	06/20/34	0.250%(Q)		855	0.648%	(25,063)	(16,433)	(8,630)	CITI
Republic of France	12/20/34	0.250%(Q)		20,000	0.676%	(655,630)	(557,733)	(97,897)	BOA
Republic of France	12/20/34	0.250%(Q)		2,655	0.676%	(87,035)	(58,665)	(28,370)	BOA
A59

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Credit default swap agreements outstanding at September 30, 2025 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at September 30, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Republic of France	06/20/35	0.250%(Q)		1,870	0.701%	$(67,548)	$(65,014)	$(2,534)	BARC
Republic of France	06/20/35	0.250%(Q)		1,330	0.701%	(48,043)	(46,240)	(1,803)	BARC
Republic of Italy	12/20/34	1.000%(Q)		470	0.706%	10,741	(2,693)	13,434	CITI
Republic of Italy	12/20/34	1.000%(Q)		470	0.706%	10,741	(2,693)	13,434	CITI
U.S. Treasury Notes	12/20/25	0.250%(Q)	EUR	865	0.150%	290	312	(22)	BARC
U.S. Treasury Notes	06/20/26	0.250%(Q)	EUR	2,425	0.170%	1,826	2,679	(853)	BARC
						$(723,349)	$(642,880)	$(80,469)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at September 30, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
CDX.NA.IG.45.V1	12/20/30	1.000%(Q)	41,230	$(946,478)	$(947,589)	$(1,111)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2025(4)	Value at Trade Date	Value at September 30, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.IG.45.V1	12/20/30	1.000%(Q)	66,565	0.519%	$1,480,476	$1,529,864	$49,388

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on credit indices - Sell Protection(2):
CMBX.NA.17.AAA	12/15/56	0.500%(M)	2,250	*	$(29,942)	$(28,368)	$(1,574)	CITI
CMBX.NA.17.AAA	12/15/56	0.500%(M)	2,000	*	(26,587)	(49,045)	22,458	CITI
CMBX.NA.18.AAA	12/17/57	0.500%(M)	6,400	*	6,222	7,533	(1,311)	GSI
					$(50,307)	$(69,880)	$19,573
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
A60

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
*	When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Portfolio is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Interest rate swap agreements outstanding at September 30, 2025:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
AUD	815	12/03/27	2.600%(S)	6 Month BBSW(2)(S)/ 3.746%	$(13,494)	$(14,737)	$(1,243)
AUD	2,175	12/03/28	2.650%(S)	6 Month BBSW(2)(S)/ 3.746%	(46,841)	(53,486)	(6,645)
AUD	3,735	12/03/30	2.750%(S)	6 Month BBSW(2)(S)/ 3.746%	(118,417)	(143,431)	(25,014)
AUD	1,785	12/03/31	2.750%(S)	6 Month BBSW(2)(S)/ 3.746%	115,357	(85,171)	(200,528)
AUD	2,860	12/03/32	2.850%(S)	6 Month BBSW(2)(S)/ 3.746%	(134,925)	(152,210)	(17,285)
AUD	3,690	12/03/33	2.800%(S)	6 Month BBSW(1)(S)/ 3.746%	280,176	240,752	(39,424)
AUD	7,285	12/03/34	2.850%(S)	6 Month BBSW(2)(S)/ 3.746%	(501,325)	(528,563)	(27,238)
AUD	160	12/03/38	2.900%(S)	6 Month BBSW(2)(S)/ 3.746%	(15,756)	(16,966)	(1,210)
AUD	530	12/03/52	2.900%(S)	6 Month BBSW(2)(S)/ 3.746%	(49,656)	(95,425)	(45,769)
CAD	3,505	12/03/26	2.550%(S)	1 Day CORRA(2)(S)/ 2.560%	712	(6,964)	(7,676)
CAD	4,265	12/03/27	3.650%(S)	1 Day CORRA(2)(S)/ 2.560%	49,263	93,443	44,180
CAD	775	12/03/28	3.550%(S)	1 Day CORRA(2)(S)/ 2.560%	(2,322)	20,956	23,278
CAD	2,890	12/03/29	3.500%(S)	1 Day CORRA(2)(S)/ 2.560%	53,281	90,170	36,889
CAD	1,215	12/03/30	3.500%(S)	1 Day CORRA(2)(S)/ 2.560%	(4,176)	43,043	47,219
CAD	2,030	12/03/34	3.500%(S)	1 Day CORRA(2)(S)/ 2.560%	59,274	83,483	24,209
CAD	3,430	12/03/35	3.500%(S)	1 Day CORRA(2)(S)/ 2.560%	92,360	140,467	48,107
CHF	1,500	08/10/31	(0.220)%(A)	1 Day SARON(2)(A)/ (0.045)%	—	(48,574)	(48,574)
CHF	1,495	03/20/34	1.258%(A)	1 Day SARON(1)(A)/ (0.045)%	(117,193)	(154,030)	(36,837)
CHF	250	05/08/34	2.000%(A)	1 Day SARON(2)(A)/ (0.045)%	17,894	46,533	28,639
CHF	730	12/13/34	0.371%(A)	1 Day SARON(2)(A)/ (0.045)%	—	(2,220)	(2,220)
CHF	2,850	05/08/35	2.000%(A)	1 Day SARON(2)(A)/ (0.045)%	503,934	567,542	63,608
CHF	3,245	07/04/35	0.519%(A)	1 Day SARON(2)(A)/ (0.045)%	—	36,421	36,421
CLP	278,800	08/12/26	3.620%(S)	1 Day CLOIS(2)(S)/ 4.750%	—	(2,953)	(2,953)
CNH	30,000	03/04/26	1.765%(Q)	7 Day China Fixing Repo Rates(1)(Q)/ 1.450%	—	(3,429)	(3,429)
CNH	109,540	08/20/26	2.440%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.450%	(111)	132,091	132,202
CNH	60,000	12/06/27	2.820%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.450%	—	233,155	233,155
CNH	6,425	04/26/28	2.790%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.450%	—	29,531	29,531
CNH	35,760	05/11/28	2.600%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.450%	60,193	137,903	77,710
CNH	13,300	06/01/28	2.473%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.450%	—	44,663	44,663
CNH	519,630	05/10/29	2.650%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.450%	2,908,823	2,750,408	(158,415)
CNH	26,210	05/15/29	2.027%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.450%	2,870	55,244	52,374
A61

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest rate swap agreements outstanding at September 30, 2025 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
CNH	17,000	11/11/29	1.500%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.450%	$6,964	$(12,403)	$(19,367)
CNH	5,000	12/12/29	1.496%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.450%	—	(3,974)	(3,974)
CNH	72,580	05/11/30	1.500%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.450%	(44,918)	(65,136)	(20,218)
CNH	163,000	06/11/30	1.447%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.450%	—	(206,279)	(206,279)
CZK	25,000	08/12/26	2.062%(A)	6 Month PRIBOR(2)(S)/ 3.500%	—	(17,925)	(17,925)
DKK	4,500	04/08/32	1.581%(A)	6 Month CIBOR(2)(S)/ 2.187%	(21,686)	(46,963)	(25,277)
DKK	3,000	07/10/34	3.200%(A)	6 Month CIBOR(2)(S)/ 2.187%	27,297	18,266	(9,031)
DKK	1,700	07/10/35	3.200%(A)	6 Month CIBOR(2)(S)/ 2.187%	7,570	10,114	2,544
EUR	3,520	04/23/26	3.076%(A)	1 Day EuroSTR(1)(A)/ 1.916%	—	(46,164)	(46,164)
EUR	1,495	10/11/29	2.101%(A)	1 Day EuroSTR(1)(A)/ 1.916%	—	(745)	(745)
EUR	9,605	05/11/31	2.650%(A)	1 Day EuroSTR(1)(A)/ 1.916%	(237,919)	(292,475)	(54,556)
EUR	11,050	05/11/32	2.600%(A)	1 Day EuroSTR(1)(A)/ 1.916%	(347,011)	(286,920)	60,091
EUR	2,870	03/20/33	2.996%(A)	6 Month EURIBOR(2)(S)/ 2.096%	—	156,829	156,829
EUR	65	03/20/34	2.560%(A)	1 Day EuroSTR(2)(A)/ 1.916%	208	1,122	914
EUR	6,885	05/11/34	2.650%(A)	1 Day EuroSTR(2)(A)/ 1.916%	174,278	171,975	(2,303)
EUR	2,055	03/20/38	2.982%(A)	6 Month EURIBOR(1)(S)/ 2.096%	—	(87,464)	(87,464)
EUR	950	11/24/41	0.565%(A)	6 Month EURIBOR(1)(S)/ 2.096%	—	218,255	218,255
EUR	950	11/24/41	0.600%(A)	3 Month EURIBOR(2)(Q)/ 2.032%	—	(217,051)	(217,051)
EUR	2,303	11/25/41	0.629%(A)	6 Month EURIBOR(1)(S)/ 2.096%	—	516,152	516,152
EUR	2,303	11/25/41	0.663%(A)	3 Month EURIBOR(2)(Q)/ 2.032%	—	(513,541)	(513,541)
EUR	1,355	02/17/42	0.536%(A)	6 Month EURIBOR(2)(S)/ 2.096%	—	(494,207)	(494,207)
EUR	1,140	03/22/42	1.257%(A)	6 Month EURIBOR(1)(S)/ 2.096%	—	192,641	192,641
EUR	1,140	03/22/42	1.310%(A)	3 Month EURIBOR(2)(Q)/ 2.032%	—	(189,774)	(189,774)
EUR	1,720	02/24/43	2.910%(A)	6 Month EURIBOR(1)(S)/ 2.096%	1,426	(33,254)	(34,680)
EUR	1,720	02/24/43	2.960%(A)	3 Month EURIBOR(2)(Q)/ 2.032%	(780)	51,454	52,234
EUR	1,000	05/11/44	1.150%(A)	1 Day EuroSTR(2)(A)/ 1.916%	(232,819)	(285,351)	(52,532)
EUR	4,615	05/11/45	2.700%(A)	1 Day EuroSTR(2)(A)/ 1.916%	91,312	(51,586)	(142,898)
EUR	2,640	11/28/54	1.468%(A)	6 Month EURIBOR(1)(S)/ 2.096%	(1,876)	215,567	217,443
GBP	1,770	05/08/26	1.000%(A)	1 Day SONIA(1)(A)/ 3.967%	(64,763)	71,148	135,911
GBP	5,720	05/08/26	1.000%(A)	1 Day SONIA(1)(A)/ 3.967%	(79,241)	229,924	309,165
GBP	6,520	05/08/27	1.050%(A)	1 Day SONIA(1)(A)/ 3.967%	336,565	478,368	141,803
GBP	2,690	05/08/27	1.050%(A)	1 Day SONIA(2)(A)/ 3.967%	(157,786)	(197,363)	(39,577)
GBP	270	05/08/28	4.100%(A)	1 Day SONIA(1)(A)/ 3.967%	(3,544)	(2,841)	703
GBP	425	05/08/29	1.100%(A)	1 Day SONIA(1)(A)/ 3.967%	70,730	57,796	(12,934)
GBP	2,315	05/08/30	3.950%(A)	1 Day SONIA(2)(A)/ 3.967%	22,112	13,300	(8,812)
GBP	1,350	05/08/31	1.150%(A)	1 Day SONIA(1)(A)/ 3.967%	(104,023)	265,566	369,589
GBP	600	05/08/31	1.150%(A)	1 Day SONIA(1)(A)/ 3.967%	(13,825)	118,029	131,854
GBP	2,145	05/08/32	3.850%(A)	1 Day SONIA(2)(A)/ 3.967%	(29,552)	(17,222)	12,330
GBP	2,320	05/08/33	1.150%(A)	1 Day SONIA(2)(A)/ 3.967%	(408,710)	(610,449)	(201,739)
GBP	2,320	05/08/35	3.900%(A)	1 Day SONIA(2)(A)/ 3.967%	(39,253)	(59,830)	(20,577)
GBP	3,090	05/08/40	3.950%(A)	1 Day SONIA(2)(A)/ 3.967%	(122,302)	(209,969)	(87,667)
GBP	365	05/08/41	1.250%(A)	1 Day SONIA(2)(A)/ 3.967%	46,311	(182,291)	(228,602)
GBP	1,110	05/08/43	1.250%(A)	1 Day SONIA(1)(A)/ 3.967%	420,545	610,254	189,709
GBP	5,675	05/08/46	1.250%(A)	1 Day SONIA(2)(A)/ 3.967%	204,938	(3,493,648)	(3,698,586)
GBP	900	05/08/48	1.250%(A)	1 Day SONIA(1)(A)/ 3.967%	385,636	587,816	202,180
GBP	775	05/08/50	3.900%(A)	1 Day SONIA(2)(A)/ 3.967%	(88,251)	(113,308)	(25,057)
GBP	505	05/08/54	1.250%(A)	1 Day SONIA(2)(A)/ 3.967%	(288,409)	(373,848)	(85,439)
GBP	380	05/08/54	3.900%(A)	1 Day SONIA(2)(A)/ 3.967%	(7,907)	(60,647)	(52,740)
GBP	2,220	05/08/55	3.900%(A)	1 Day SONIA(2)(A)/ 3.967%	(177,799)	(359,630)	(181,831)
HUF	70,000	08/10/31	2.748%(A)	6 Month BUBOR(2)(S)/ 6.480%	—	(37,454)	(37,454)
ILS	1,600	07/08/30	3.950%(A)	1 Day SHIR(2)(A)/ 4.500%	490	1,865	1,375
ILS	2,115	07/08/34	4.000%(A)	1 Day SHIR(2)(A)/ 4.500%	(5,831)	(200)	5,631
JPY	349,000	07/08/26	(0.050)%(A)	1 Day TONAR(2)(A)/ 0.477%	2,908	(16,853)	(19,761)
A62

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest rate swap agreements outstanding at September 30, 2025 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
JPY	1,560,000	07/08/26	0.400%(A)	1 Day TONAR(2)(A)/ 0.477%	$(13,708)	$(27,994)	$(14,286)
JPY	1,410,000	07/08/27	0.500%(A)	1 Day TONAR(2)(A)/ 0.477%	(53,882)	(69,785)	(15,903)
JPY	857,000	04/11/28	0.609%(A)	1 Day TONAR(1)(A)/ 0.477%	—	55,426	55,426
JPY	237,600	07/31/28	0.268%(A)	1 Day TONAR(2)(A)/ 0.477%	—	(35,493)	(35,493)
JPY	320,000	07/08/29	(0.050)%(A)	1 Day TONAR(2)(A)/ 0.477%	(48,651)	(95,893)	(47,242)
JPY	1,505,000	07/08/29	0.650%(A)	1 Day TONAR(2)(A)/ 0.477%	(38,516)	(172,335)	(133,819)
JPY	180,000	07/08/30	(0.050)%(A)	1 Day TONAR(1)(A)/ 0.477%	59,416	70,770	11,354
JPY	720,000	07/08/30	0.750%(A)	1 Day TONAR(2)(A)/ 0.477%	(45,612)	(93,903)	(48,291)
JPY	745,000	07/08/31	0.000%(A)	1 Day TONAR(2)(A)/ 0.477%	8,295	(351,846)	(360,141)
JPY	5,000	07/08/31	0.800%(A)	1 Day TONAR(1)(A)/ 0.477%	154	796	642
JPY	561,000	07/08/32	0.050%(A)	1 Day TONAR(2)(A)/ 0.477%	(157,764)	(309,829)	(152,065)
JPY	400,000	07/08/32	0.900%(A)	1 Day TONAR(2)(A)/ 0.477%	(29,191)	(66,698)	(37,507)
JPY	205,000	07/08/34	0.100%(A)	1 Day TONAR(2)(A)/ 0.477%	(96,292)	(152,178)	(55,886)
JPY	1,626,000	07/08/34	1.050%(A)	1 Day TONAR(2)(A)/ 0.477%	37,410	(319,968)	(357,378)
JPY	345,000	07/08/35	1.100%(A)	1 Day TONAR(2)(A)/ 0.477%	(34,506)	(78,299)	(43,793)
JPY	81,000	07/08/37	0.150%(A)	1 Day TONAR(2)(A)/ 0.477%	(44,893)	(87,280)	(42,387)
JPY	130,000	07/08/38	0.200%(A)	1 Day TONAR(2)(A)/ 0.477%	(98,324)	(152,414)	(54,090)
JPY	539,865	07/08/39	1.350%(A)	1 Day TONAR(2)(A)/ 0.477%	21,134	(178,256)	(199,390)
JPY	515,000	07/08/40	1.400%(A)	1 Day TONAR(2)(A)/ 0.477%	(89,314)	(189,380)	(100,066)
JPY	553,500	07/08/41	0.250%(A)	1 Day TONAR(2)(A)/ 0.477%	18,924	(857,176)	(876,100)
JPY	52,000	09/02/41	0.227%(A)	1 Day TONAR(2)(A)/ 0.477%	—	(82,727)	(82,727)
JPY	470,000	07/08/44	1.550%(A)	1 Day TONAR(2)(A)/ 0.477%	(3,332)	(263,826)	(260,494)
JPY	170,000	07/08/45	1.600%(A)	1 Day TONAR(2)(A)/ 0.477%	(58,776)	(99,469)	(40,693)
JPY	330,000	07/08/46	0.350%(A)	1 Day TONAR(2)(A)/ 0.477%	38,600	(704,849)	(743,449)
JPY	50,000	07/08/48	0.450%(A)	1 Day TONAR(2)(A)/ 0.477%	(39,477)	(113,060)	(73,583)
JPY	170,000	07/08/49	1.700%(A)	1 Day TONAR(2)(A)/ 0.477%	(1,809)	(128,354)	(126,545)
JPY	150,000	07/08/50	1.700%(A)	1 Day TONAR(2)(A)/ 0.477%	(74,973)	(122,913)	(47,940)
JPY	223,500	07/08/51	0.450%(A)	1 Day TONAR(2)(A)/ 0.477%	23,126	(579,409)	(602,535)
JPY	36,000	09/02/51	0.393%(A)	1 Day TONAR(2)(A)/ 0.477%	—	(96,683)	(96,683)
JPY	45,300	07/31/53	1.102%(A)	1 Day TONAR(1)(A)/ 0.477%	—	84,293	84,293
JPY	625,000	07/08/54	1.750%(A)	1 Day TONAR(2)(A)/ 0.477%	(17,389)	(608,240)	(590,851)
JPY	310,000	07/08/55	1.750%(A)	1 Day TONAR(2)(A)/ 0.477%	(244,999)	(317,096)	(72,097)
JPY	220,000	09/01/55	2.485%(A)	1 Day TONAR(2)(A)/ 0.477%	—	12,125	12,125
KRW	270,000	04/19/28	3.135%(Q)	3 Month KWCDC(2)(Q)/ 2.570%	—	3,224	3,224
KRW	5,400,000	08/13/31	1.630%(Q)	3 Month KWCDC(2)(Q)/ 2.570%	—	(223,827)	(223,827)
KRW	790,215	03/10/33	3.150%(Q)	3 Month KWCDC(2)(Q)/ 2.570%	(10,087)	16,918	27,005
KRW	125,000	11/24/33	3.610%(Q)	3 Month KWCDC(2)(Q)/ 2.570%	—	5,930	5,930
KRW	2,360,990	03/10/34	3.150%(Q)	3 Month KWCDC(2)(Q)/ 2.570%	1,359	53,974	52,615
KRW	13,878,000	03/10/35	3.200%(Q)	3 Month KWCDC(2)(Q)/ 2.570%	448,446	374,868	(73,578)
MXN	13,200	12/08/25	8.945%(M)	28 Day Mexican Interbank Rate(2)(M)/ 7.862%	70	1,905	1,835
MXN	4,110	12/30/25	8.400%(M)	28 Day Mexican Interbank Rate(2)(M)/ 7.862%	53	453	400
MXN	13,200	04/19/32	8.945%(M)	28 Day Mexican Interbank Rate(2)(M)/ 7.862%	—	44,682	44,682
MXN	4,110	05/09/34	8.400%(M)	28 Day Mexican Interbank Rate(2)(M)/ 7.862%	—	7,014	7,014
MXN	24,000	12/06/34	9.100%(M)	28 Day Mexican Interbank Rate(2)(M)/ 7.862%	50,765	123,974	73,209
NOK	2,085	08/10/31	1.460%(A)	6 Month NIBOR(2)(S)/ 4.230%	—	(29,069)	(29,069)
NZD	795	08/10/31	1.876%(S)	3 Month BBR(2)(Q)/ 2.788%	—	(34,617)	(34,617)
NZD	2,260	05/08/35	4.400%(S)	3 Month BBR(2)(Q)/ 2.788%	63,106	96,290	33,184
NZD	3,540	07/31/35	4.068%(S)	3 Month BBR(2)(Q)/ 2.788%	—	69,088	69,088
PLN	26,000	05/11/27	4.400%(A)	6 Month WIBOR(2)(S)/ 4.580%	(62,793)	8,828	71,621
PLN	880	05/11/29	4.350%(A)	6 Month WIBOR(2)(S)/ 4.580%	321	1,510	1,189
PLN	1,000	11/09/31	2.845%(A)	6 Month WIBOR(2)(S)/ 4.580%	—	(18,637)	(18,637)
SEK	23,000	07/10/27	3.600%(A)	3 Month STIBOR(2)(Q)/ 1.886%	46,775	74,338	27,563
A63

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest rate swap agreements outstanding at September 30, 2025 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
SEK	7,600	08/10/31	0.530%(A)	3 Month STIBOR(2)(Q)/ 1.886%	$—	$(85,981)	$(85,981)
SGD	1,200	07/29/31	1.120%(S)	1 Day SORA(2)(S)/ 1.199%	(2,981)	(23,549)	(20,568)
SGD	1,070	09/10/34	2.450%(S)	1 Day SORA(2)(S)/ 1.199%	(14,638)	49,122	63,760
SGD	705	09/10/35	2.500%(S)	1 Day SORA(2)(S)/ 1.199%	28,336	36,107	7,771
SGD	300	09/11/35	1.720%(S)	1 Day SORA(2)(S)/ 1.199%	—	(1,347)	(1,347)
SGD	630	09/15/35	1.680%(S)	1 Day SORA(2)(S)/ 1.199%	—	(4,677)	(4,677)
SGD	1,270	09/17/35	1.680%(S)	1 Day SORA(2)(S)/ 1.199%	—	(9,450)	(9,450)
SGD	865	09/25/35	1.710%(S)	1 Day SORA(2)(S)/ 1.199%	—	(4,691)	(4,691)
THB	248,805	08/18/26	1.168%(Q)	1 Day THOR(1)(Q)/ 1.494%	—	(1,717)	(1,717)
THB	38,500	08/17/31	1.320%(Q)	1 Day THOR(2)(Q)/ 1.494%	—	9,035	9,035
THB	20,100	04/18/34	2.895%(Q)	1 Day THOR(2)(Q)/ 1.494%	—	79,415	79,415
THB	17,500	04/22/34	2.818%(Q)	1 Day THOR(2)(Q)/ 1.494%	—	65,664	65,664
THB	109,455	09/10/34	2.350%(Q)	1 Day THOR(2)(Q)/ 1.494%	38,344	278,980	240,636
THB	12,200	12/16/34	2.173%(Q)	1 Day THOR(2)(Q)/ 1.494%	—	25,447	25,447
THB	59,645	09/10/35	2.400%(Q)	1 Day THOR(2)(Q)/ 1.494%	129,334	165,345	36,011
TWD	62,800	02/17/28	1.390%(Q)	3 Month TAIBOR(1)(Q)/ 1.678%	—	13,465	13,465
	7,165	11/12/25	4.200%(T)	1 Day SOFR(1)(T)/ 4.240%	2,497	16,228	13,731
	3,850	04/23/26	4.861%(A)	1 Day SOFR(2)(A)/ 4.240%	—	29,366	29,366
	116,965	05/11/26	4.750%(A)	1 Day SOFR(2)(A)/ 4.240%	383,735	823,616	439,881
	2,780	05/11/26	4.750%(A)	1 Day SOFR(2)(A)/ 4.240%	18,963	19,575	612
	127,025	05/17/26	4.669%(A)	1 Day SOFR(1)(A)/ 4.240%	—	(814,868)	(814,868)
	128,030	08/27/26	3.809%(T)	1 Day SOFR(2)(T)/ 4.240%	—	71,476	71,476
	16,320	09/25/26	4.699%(A)	1 Day SOFR(1)(A)/ 4.240%	3,019	(167,447)	(170,466)
	64,660	05/13/27	4.497%(A)	1 Day SOFR(2)(A)/ 4.240%	12,984	1,086,936	1,073,952
	40,240	05/13/29	4.253%(A)	1 Day SOFR(1)(A)/ 4.240%	(42,786)	(1,230,306)	(1,187,520)
	800	02/22/32	3.989%(A)	1 Day SOFR(1)(A)/ 4.240%	—	(22,535)	(22,535)
	2,850	03/28/32	3.841%(A)	1 Day SOFR(1)(A)/ 4.240%	—	(55,050)	(55,050)
	980	12/10/34	3.911%(A)	1 Day SOFR(2)(A)/ 4.240%	—	18,849	18,849
	2,620	08/01/35	3.869%(A)	1 Day SOFR(1)(A)/ 4.240%	—	(46,130)	(46,130)
	4,710	08/15/39	3.771%(A)	1 Day SOFR(2)(A)/ 4.240%	—	(37,603)	(37,603)
	3,090	05/11/40	4.100%(A)	1 Day SOFR(1)(A)/ 4.240%	59,380	(79,070)	(138,450)
	3,405	05/11/45	4.000%(A)	1 Day SOFR(2)(A)/ 4.240%	(142,616)	12,842	155,458
	1,415	05/11/49	1.350%(A)	1 Day SOFR(2)(A)/ 4.240%	(546,405)	(590,509)	(44,104)
	34,290	12/16/49	3.805%(A)	1 Day SOFR(2)(A)/ 4.240%	(239,970)	(1,062,633)	(822,663)
	17,090	12/16/49	3.805%(A)	1 Day SOFR(2)(A)/ 4.240%	(260,188)	(527,373)	(267,185)
	14,071	11/15/52	3.927%(A)	1 Day SOFR(1)(A)/ 4.240%	—	105,842	105,842
	420	04/30/54	4.027%(A)	1 Day SOFR(1)(A)/ 4.240%	—	(5,193)	(5,193)
	805	05/10/54	3.850%(A)	1 Day SOFR(2)(A)/ 4.240%	(4,547)	(14,996)	(10,449)
	4,960	05/11/54	1.350%(A)	1 Day SOFR(1)(A)/ 4.240%	2,264,076	2,274,436	10,360
	1,305	05/11/54	1.350%(A)	1 Day SOFR(1)(A)/ 4.240%	572,115	598,415	26,300
	11,215	12/14/54	3.136%(A)	1 Day SOFR(1)(A)/ 4.240%	74,732	316,477	241,745
	63,140	12/14/54	3.136%(A)	1 Day SOFR(1)(A)/ 4.240%	923,405	1,781,753	858,348
	853	12/15/54	3.638%(A)	1 Day SOFR(1)(A)/ 4.240%	—	46,681	46,681
	30,360	12/16/54	3.719%(A)	1 Day SOFR(1)(A)/ 4.240%	235,350	1,341,067	1,105,717
	11,865	12/16/54	3.719%(A)	1 Day SOFR(1)(A)/ 4.240%	189,270	522,547	333,277
	31,800	01/15/55	4.130%(A)	1 Day SOFR(1)(A)/ 4.240%	(582,624)	(992,964)	(410,340)
	1,590	01/15/55	4.130%(A)	1 Day SOFR(1)(A)/ 4.240%	(31,409)	(49,648)	(18,239)
	2,655	05/11/55	3.850%(A)	1 Day SOFR(1)(A)/ 4.240%	129,594	46,179	(83,415)
	37,365	05/11/55	3.850%(A)	1 Day SOFR(1)(A)/ 4.240%	1,347,796	649,902	(697,894)
	870	05/10/74	3.420%(A)	1 Day SOFR(1)(A)/ 4.240%	9,031	61,028	51,997
	1,320	05/11/74	1.950%(A)	1 Day SOFR(1)(A)/ 4.240%	5,948	61,092	55,144
					$6,574,417	$(1,938,625)	$(8,513,042)

A64

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest rate swap agreements outstanding at September 30, 2025 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements:
BRL	14,979	01/02/31	13.788%(T)	1 Day BROIS(1)(T)/ 0.055%	$(67,423)	$—	$(67,423)	GSI
BRL	14,979	01/02/31	13.940%(T)	1 Day BROIS(2)(T)/ 0.055%	61,311	—	61,311	GSI
CNH	2,100	07/31/30	2.515%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.450%	12,320	—	12,320	MSI
CNH	2,100	11/24/30	2.495%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.450%	12,436	—	12,436	MSI
MYR	8,100	08/12/26	2.605%(Q)	3 Month KLIBOR(2)(Q)/ 3.220%	(11,816)	(29)	(11,787)	HSBC
MYR	13,000	12/19/29	3.560%(Q)	3 Month KLIBOR(2)(Q)/ 3.220%	43,220	11	43,209	MSI
MYR	2,185	11/23/30	3.880%(Q)	3 Month KLIBOR(2)(Q)/ 3.220%	16,226	(2)	16,228	MSI
MYR	1,855	02/28/32	3.625%(Q)	3 Month KLIBOR(2)(Q)/ 3.220%	8,918	—	8,918	JPM
MYR	900	07/12/32	3.650%(Q)	3 Month KLIBOR(2)(Q)/ 3.220%	4,803	(6)	4,809	GSI
MYR	5,000	07/29/35	3.330%(Q)	3 Month KLIBOR(2)(Q)/ 3.220%	(10,238)	(3)	(10,235)	JPM
					$69,757	$(29)	$69,786

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at September 30, 2025:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
Bloomberg Commodity Total Return Index(Q)	3 Month U.S. Treasury Bill +8bps(Q)	BOA	04/01/26	34,617	$(3,789)	$—	$(3,789)
Total Return Benchmark Bond Index(T)	1 Day USOIS -45bps(T)/ 3.640%	GSI	12/16/25	(28,337)	342,407	—	342,407
U.S. Treasury Bond(T)	1 Day USOIS +23bps(T)/ 4.320%	JPM	11/06/25	30,140	136,247	—	136,247
U.S. Treasury Bond(T)	1 Day USOIS +20bps(T)/ 4.290%	JPM	11/13/25	913	4,564	—	4,564
U.S. Treasury Bond(T)	1 Day USOIS +21bps(T)/ 4.300%	JPM	12/02/25	20,445	294,278	—	294,278
U.S. Treasury Bond(T)	1 Day USOIS +19.5bps(T)/ 4.285%	CITI	12/12/25	83,815	1,138,947	—	1,138,947
					$1,912,654	$—	$1,912,654
(1)	On a long total return swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A65